JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
COMMON STOCKS — 58.4%
Aerospace & Defense — 1.1%
Airbus SE (France)	21		2,664
Arconic, Inc.	1		15
BAE Systems plc (United Kingdom)	13		89
Boeing Co. (The)	5		1,820
Dassault Aviation SA (France)	–	(a)	14
Elbit Systems Ltd. (Israel)	–	(a)	16
General Dynamics Corp.	8		1,381
Huntington Ingalls Industries, Inc.	–	(a)	13
L3Harris Technologies, Inc.	–	(a)	71
Leonardo SpA (Italy)	2		20
Lockheed Martin Corp.	–	(a)	149
Meggitt plc (United Kingdom)	3		25
MTU Aero Engines AG (Germany)	–	(a)	55
Northrop Grumman Corp.	4		1,581
Raytheon Co.	–	(a)	84
Rolls-Royce Holdings plc (United Kingdom)*	7		66
Safran SA (France)	13		2,051
Singapore Technologies Engineering Ltd. (Singapore)	6		18
Textron, Inc.	–	(a)	17
Thales SA (France)	10		1,206
TransDigm Group, Inc.	–	(a)	39
United Technologies Corp.	7		1,005

			12,399

Air Freight & Logistics — 0.0% (b)
Bollore SA (France)	4		15
CH Robinson Worldwide, Inc.	–	(a)	17
Deutsche Post AG (Registered) (Germany)	4		131
Expeditors International of Washington, Inc.	–	(a)	19
FedEx Corp.	–	(a)	54
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	42
SG Holdings Co. Ltd. (Japan)	1		15
United Parcel Service, Inc., Class B	1		128
Yamato Holdings Co. Ltd. (Japan)	1		18

			439

Airlines — 0.2%
Alaska Air Group, Inc.	–	(a)	10
American Airlines Group, Inc.	1		16
ANA Holdings, Inc. (Japan)	–	(a)	14
Delta Air Lines, Inc.	26		1,470
Deutsche Lufthansa AG (Registered) (Germany)	1		15
easyJet plc (United Kingdom)	1		9
Japan Airlines Co. Ltd. (Japan)	1		15
Singapore Airlines Ltd. (Singapore)	2		15
Southwest Airlines Co.	6		336
United Airlines Holdings, Inc.*	–	(a)	30

			1,930

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	1		19
Aptiv plc	–	(a)	34
BorgWarner, Inc.	–	(a)	11
Bosch Ltd. (India)	–	(a)	34
Bridgestone Corp. (Japan)	2		89
Cie Generale des Etablissements Michelin SCA (France)	1		76
Continental AG (Germany)	5		605
Denso Corp. (Japan)	2		75
Faurecia SE (France)	–	(a)	15
Hyundai Mobis Co. Ltd. (South Korea)	1		123
Koito Manufacturing Co. Ltd. (Japan)	–	(a)	20
Mando Corp. (South Korea)	2		46
Nexteer Automotive Group Ltd. (China)	21		17
NGK Spark Plug Co. Ltd. (Japan)	1		12
Nokian Renkaat OYJ (Finland)	–	(a)	14
Pirelli & C SpA (Italy) (c)	2		10
Stanley Electric Co. Ltd. (Japan)	1		13
Sumitomo Electric Industries Ltd. (Japan)	3		40
Sumitomo Rubber Industries Ltd. (Japan)	1		8
Toyoda Gosei Co. Ltd. (Japan)	–	(a)	6
Toyota Industries Corp. (Japan)	1		35
Valeo SA (France)	1		31
Yokohama Rubber Co. Ltd. (The) (Japan)	1		10

			1,343

Automobiles — 0.6%
Astra International Tbk. PT (Indonesia)	1,005		467
Bayerische Motoren Werke AG (Germany)	1		93
Bayerische Motoren Werke AG (Preference) (Germany)	–	(a)	13
Daimler AG (Registered) (Germany)	4		180
Ferrari NV (Italy)	–	(a)	75
Fiat Chrysler Automobiles NV (United Kingdom)	4		56
Ford Motor Co.	6		55
Ford Otomotiv Sanayi A/S (Turkey)	3		32
Geely Automobile Holdings Ltd. (China)	61		104
General Motors Co.	2		75
Great Wall Motor Co. Ltd., Class H (China)	40		26
Harley-Davidson, Inc.	–	(a)	6
Honda Motor Co. Ltd. (Japan)	27		704
Hyundai Motor Co. (South Korea)	2		171
Isuzu Motors Ltd. (Japan)	2		24
Kia Motors Corp. (South Korea)	2		77
Mahindra & Mahindra Ltd. (India)	35		268
Maruti Suzuki India Ltd. (India)	1		111
Mazda Motor Corp. (Japan)	2		21
Mitsubishi Motors Corp. (Japan)	3		12
Nissan Motor Co. Ltd. (Japan)	9		58
Peugeot SA (France)	2		58
Porsche Automobil Holding SE (Preference) (Germany)	1		40
Renault SA (France)	1		44
SAIC Motor Corp. Ltd., Class A (China)	18		58
Subaru Corp. (Japan)	2		68
Suzuki Motor Corp. (Japan)	2		64

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Tesla, Inc.*	1		231
Thor Industries, Inc.	6		317
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	10		37
Toyota Motor Corp. (Japan)	34		2,297
Volkswagen AG (Germany)	–	(a)	23
Volkswagen AG (Preference) (Germany)	6		960
Yamaha Motor Co. Ltd. (Japan)	1		20

			6,845

Banks — 5.0%
ABN AMRO Bank NV, CVA (Netherlands) (c)	2		30
Absa Group Ltd. (South Africa)	9		86
AIB Group plc (Ireland)	3		10
Al Rajhi Bank (Saudi Arabia)	5		80
Alinma Bank (Saudi Arabia)	13		77
Aozora Bank Ltd. (Japan)	–	(a)	10
Australia & New Zealand Banking Group Ltd. (Australia)	11		219
Axis Bank Ltd. (India)	16		150
Banco Bilbao Vizcaya Argentaria SA (Spain)	27		138
Banco Bradesco SA (Preference) (Brazil)*	22		183
Banco de Sabadell SA (Spain)	22		22
Banco do Brasil SA (Brazil)*	5		54
Banco Santander Chile, ADR (Chile)	12		334
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)	38		48
Banco Santander SA (Spain)	67		272
Bancolombia SA (Colombia)	4		41
Bank Central Asia Tbk. PT (Indonesia)	346		740
Bank Hapoalim BM (Israel)*	5		36
Bank Leumi Le-Israel BM (Israel)	6		42
Bank of America Corp.	112		3,280
Bank of China Ltd., Class H (China)	518		203
Bank of East Asia Ltd. (The) (Hong Kong)	5		13
Bank of Ireland Group plc (Ireland)	4		15
Bank of Kyoto Ltd. (The) (Japan)	–	(a)	8
Bank of Queensland Ltd. (Australia)	2		11
Bank Polska Kasa Opieki SA (Poland)	4		90
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	3,057		888
Bankia SA (Spain)	5		10
Bankinter SA (Spain)	3		17
Barclays plc (United Kingdom)	68		126
BB&T Corp.	2		85
Bendigo & Adelaide Bank Ltd. (Australia)	2		16
BNP Paribas SA (France)	18		892
BOC Hong Kong Holdings Ltd. (China)	15		51
Cadence BanCorp	17		299
CaixaBank SA (Spain)	14		37
Capitec Bank Holdings Ltd. (South Africa)	6		487
Chiba Bank Ltd. (The) (Japan)	2		11
China Construction Bank Corp., Class H (China)	577		440
China Merchants Bank Co. Ltd., Class H (China)	31		145
CIMB Group Holdings Bhd. (Malaysia)	37		44
Citigroup, Inc.	56		3,862
Citizens Financial Group, Inc.	26		923
Comerica, Inc.	–	(a)	21
Commerce Bancshares, Inc.	10		593
Commerzbank AG (Germany)	4		23
Commonwealth Bank of Australia (Australia)	7		384
Concordia Financial Group Ltd. (Japan)	4		17
Credicorp Ltd. (Peru)	9		1,846
Credit Agricole SA (France)	5		55
CTBC Financial Holding Co. Ltd. (Taiwan)	197		131
Cullen/Frost Bankers, Inc.	5		448
Danske Bank A/S (Denmark)	3		36
DBS Group Holdings Ltd. (Singapore)	75		1,360
DNB ASA (Norway)	4		68
E.Sun Financial Holding Co. Ltd. (Taiwan)	132		112
East West Bancorp, Inc.	15		669
Erste Group Bank AG (Austria)*	36		1,179
Fifth Third Bancorp	17		469
FinecoBank Banca Fineco SpA (Italy)	79		836
First Hawaiian, Inc.	19		500
First Republic Bank	12		1,140
Fukuoka Financial Group, Inc. (Japan)	1		13
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	103		558
Hana Financial Group, Inc. (South Korea)	3		100
Hang Seng Bank Ltd. (Hong Kong)	3		67
HDFC Bank Ltd., ADR (India)	61		3,488
HSBC Holdings plc (United Kingdom)	81		619
Huntington Bancshares, Inc.	58		833
IBERIABANK Corp.	5		386
IndusInd Bank Ltd. (India)	3		65
Industrial & Commercial Bank of China Ltd., Class H (China)	458		307
Industrial Bank of Korea (South Korea)	3		28
ING Groep NV (Netherlands)	79		824
Intesa Sanpaolo SpA (Italy)	59		140
Israel Discount Bank Ltd., Class A (Israel)	5		20
Itau Unibanco Holding SA, ADR (Brazil)	178		1,494
Japan Post Bank Co. Ltd. (Japan)	2		16
Kasikornbank PCL (Thailand)	21		110
KB Financial Group, Inc. (South Korea)	4		135
KBC Group NV (Belgium)	8		501
KeyCorp	101		1,807
Komercni banka A/S (Czech Republic)	2		56
Kotak Mahindra Bank Ltd. (India)	25		585

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Lloyds Banking Group plc (United Kingdom)	284		188
M&T Bank Corp.	8		1,231
Mebuki Financial Group, Inc. (Japan)	3		8
Mediobanca Banca di Credito Finanziario SpA (Italy)	3		28
Mitsubishi UFJ Financial Group, Inc. (Japan)	49		250
Mizrahi Tefahot Bank Ltd. (Israel)	1		13
Mizuho Financial Group, Inc. (Japan)	96		147
Moneta Money Bank A/S (Czech Republic) (c)	15		45
National Australia Bank Ltd. (Australia)	11		225
National Commercial Bank (Saudi Arabia)	9		108
Nordea Bank Abp (Finland)	13		92
OTP Bank Nyrt. (Hungary)	3		118
Oversea-Chinese Banking Corp. Ltd. (Singapore)	13		100
People’s United Financial, Inc.	1		13
Ping An Bank Co. Ltd., Class A (China)	32		70
PNC Financial Services Group, Inc. (The)	13		1,836
Postal Savings Bank of China Co. Ltd., Class H (China) (c)	152		93
Public Bank Bhd. (Malaysia)	61		294
Qatar National Bank QPSC (Qatar)	21		109
Raiffeisen Bank International AG (Austria)	1		14
Regions Financial Corp.	2		33
Resona Holdings, Inc. (Japan)	9		37
Royal Bank of Scotland Group plc (United Kingdom)	19		49
Sberbank of Russia PJSC, ADR (Russia)	14		198
Sberbank of Russia PJSC (Russia)	305		1,067
Sberbank of Russia PJSC, ADR (Russia)	4		62
Seven Bank Ltd. (Japan)	2		7
Shinhan Financial Group Co. Ltd. (South Korea)	4		135
Shinsei Bank Ltd. (Japan)	1		10
Shizuoka Bank Ltd. (The) (Japan)	2		13
Siam Commercial Bank PCL (The) (Thailand)	50		194
Signature Bank	4		421
Skandinaviska Enskilda Banken AB, Class A (Sweden)	6		60
Societe Generale SA (France)	3		84
Standard Chartered plc (United Kingdom)	11		94
Sumitomo Mitsui Financial Group, Inc. (Japan)	38		1,299
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		47
SunTrust Banks, Inc.	26		1,764
SVB Financial Group*	3		687
Svenska Handelsbanken AB, Class A (Sweden)	156		1,460
Swedbank AB, Class A (Sweden)	4		52
UniCredit SpA (Italy)	8		94
United Overseas Bank Ltd. (Singapore)	5		93
US Bancorp	23		1,271
Wells Fargo & Co.	45		2,288
Western Alliance Bancorp	9		424
Westpac Banking Corp. (Australia)	14		274
Wintrust Financial Corp.	6		380
Woori Financial Group, Inc. (South Korea)	3		28
Zions Bancorp NA	–	(a)	17

			54,188

Beverages — 1.5%
Ambev SA, ADR (Brazil)*	169		780
Anheuser-Busch InBev SA/NV (Belgium)	6		562
Asahi Group Holdings Ltd. (Japan)	9		437
Brown-Forman Corp., Class B	–	(a)	17
Budweiser Brewing Co. APAC Ltd. (China)* (c)	249		894
Carlsberg A/S, Class B (Denmark)	–	(a)	63
Cia Cervecerias Unidas SA, ADR (Chile)	1		26
Coca-Cola Amatil Ltd. (Australia)	2		15
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1		11
Coca-Cola Co. (The)	90		4,914
Coca-Cola European Partners plc (United Kingdom)	1		52
Coca-Cola HBC AG (Switzerland)*	1		26
Constellation Brands, Inc., Class A	7		1,500
Davide Campari-Milano SpA (Italy)	2		22
Diageo plc (United Kingdom)	73		2,974
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	6		580
Heineken Holding NV (Netherlands)	–	(a)	46
Heineken NV (Netherlands)	1		112
Keurig Dr Pepper, Inc.	13		358
Kirin Holdings Co. Ltd. (Japan)	3		70
Kweichow Moutai Co. Ltd., Class A (China)	4		706
Molson Coors Brewing Co., Class B	5		303
Monster Beverage Corp.*	1		34
PepsiCo, Inc.	2		293
Pernod Ricard SA (France)	6		1,014
Remy Cointreau SA (France)	–	(a)	12
Suntory Beverage & Food Ltd. (Japan)	1		26
Treasury Wine Estates Ltd. (Australia)	3		37

			15,884

Biotechnology — 0.6%
3SBio, Inc. (China)* (c)	32		52
AbbVie, Inc.	10		771
Alexion Pharmaceuticals, Inc.*	10		988
Amgen, Inc.	1		179
BeiGene Ltd., ADR (China)*	–	(a)	18
Biogen, Inc.*	–	(a)	68
Celgene Corp.*	10		983
CSL Ltd. (Australia)	2		285

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Exact Sciences Corp.*	7		617
Exelixis, Inc.*	24		426
Genmab A/S (Denmark)*	–	(a)	53
Gilead Sciences, Inc.	2		123
Grifols SA (Spain)	1		35
Incyte Corp.*	–	(a)	20
Intercept Pharmaceuticals, Inc.*	3		173
PeptiDream, Inc. (Japan)*	–	(a)	19
Regeneron Pharmaceuticals, Inc.*	2		431
Sage Therapeutics, Inc.*	2		258
Vertex Pharmaceuticals, Inc.*	7		1,270

			6,769

Building Products — 0.3%
AGC, Inc. (Japan)	1		22
Allegion plc	–	(a)	15
AO Smith Corp.	–	(a)	8
Assa Abloy AB, Class B (Sweden)	4		89
Cie de Saint-Gobain (France)	2		77
Daikin Industries Ltd. (Japan)	7		910
Fortune Brands Home & Security, Inc.	22		1,205
Geberit AG (Registered) (Switzerland)	–	(a)	72
Johnson Controls International plc	1		52
Kingspan Group plc (Ireland)	1		30
Lennox International, Inc.	2		389
LIXIL Group Corp. (Japan)	1		19
Masco Corp.	–	(a)	18
Patrick Industries, Inc.*	8		341
TOTO Ltd. (Japan)	1		23

			3,270

Capital Markets — 1.8%
3i Group plc (United Kingdom)	4		56
Ameriprise Financial, Inc.	6		883
Amundi SA (France) (c)	–	(a)	17
ASX Ltd. (Australia)	1		42
B3 SA - Brasil Bolsa Balcao (Brazil)	14		148
Bank of New York Mellon Corp. (The)	1		60
BlackRock, Inc.	2		709
Cboe Global Markets, Inc.	–	(a)	19
Charles Schwab Corp. (The)	34		1,417
CME Group, Inc.	1		116
Credit Suisse Group AG (Registered) (Switzerland)*	10		125
Daiwa Securities Group, Inc. (Japan)	6		27
Deutsche Bank AG (Registered) (Germany)	8		59
Deutsche Boerse AG (Germany)	5		839
E*TRADE Financial Corp.	11		474
Eaton Vance Corp.	8		342
FactSet Research Systems, Inc.	2		407
Focus Financial Partners, Inc., Class A*	12		274
Franklin Resources, Inc.	–	(a)	13
Goldman Sachs Group, Inc. (The)	1		107
Hargreaves Lansdown plc (United Kingdom)	1		30
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	44		1,278
Intercontinental Exchange, Inc.	10		967
Invesco Ltd.	18		297
Investec plc (South Africa)	3		14
Japan Exchange Group, Inc. (Japan)	2		32
Julius Baer Group Ltd. (Switzerland)*	1		41
KIWOOM Securities Co. Ltd. (South Korea)	–	(a)	23
Lazard Ltd., Class A	11		382
London Stock Exchange Group plc (United Kingdom)	11		952
Macquarie Group Ltd. (Australia)	1		114
Magellan Financial Group Ltd. (Australia)	–	(a)	17
MarketAxess Holdings, Inc.	–	(a)	17
Moelis & Co., Class A	10		337
Moody’s Corp.	–	(a)	52
Morgan Stanley	97		4,141
Morningstar, Inc.	3		382
Moscow Exchange MICEX-RTS PJSC (Russia)	47		69
MSCI, Inc.	–	(a)	27
Nasdaq, Inc.	7		703
Natixis SA (France)	4		15
Nomura Holdings, Inc. (Japan)	13		57
Northern Trust Corp.	6		559
Partners Group Holding AG (Switzerland)	–	(a)	63
Raymond James Financial, Inc.	–	(a)	15
S&P Global, Inc.	5		1,298
SBI Holdings, Inc. (Japan)	1		19
Schroders plc (United Kingdom)	1		19
Singapore Exchange Ltd. (Singapore)	3		20
St James’s Place plc (United Kingdom)	2		26
Standard Life Aberdeen plc (United Kingdom)	10		34
State Street Corp.	1		34
T. Rowe Price Group, Inc.	10		1,128
TD Ameritrade Holding Corp.	10		461
UBS Group AG (Registered) (Switzerland)*	15		174
Yuanta Financial Holding Co. Ltd. (Taiwan)	120		72

			20,003

Chemicals — 0.8%
AdvanSix, Inc.*	7		176
Air Liquide SA (France)	2		243
Air Products & Chemicals, Inc.	–	(a)	75
Air Water, Inc. (Japan)	1		11
Akzo Nobel NV (Netherlands)	11		985
Albemarle Corp.	–	(a)	11
Arkema SA (France)	–	(a)	26
Asahi Kasei Corp. (Japan)	5		51
Asian Paints Ltd. (India)	21		519
Axalta Coating Systems Ltd.*	14		437
BASF SE (Germany)	4		256
Celanese Corp.	–	(a)	23
CF Industries Holdings, Inc.	–	(a)	16
Chr Hansen Holding A/S (Denmark)	–	(a)	36
Clariant AG (Registered) (Switzerland)*	1		16
Corteva, Inc.	1		32
Covestro AG (Germany) (c)	1		34

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Croda International plc (United Kingdom)	1		31
Daicel Corp. (Japan)	1		8
Dow, Inc.	1		54
DuPont de Nemours, Inc.	9		655
Eastman Chemical Co.	8		624
Ecolab, Inc.	–	(a)	76
EMS-Chemie Holding AG (Registered) (Switzerland)	–	(a)	20
Evonik Industries AG (Germany)	1		18
FMC Corp.	–	(a)	17
Formosa Chemicals & Fibre Corp. (Taiwan)	24		67
Formosa Plastics Corp. (Taiwan)	43		131
FUCHS PETROLUB SE (Preference) (Germany)	–	(a)	11
Givaudan SA (Registered) (Switzerland)	–	(a)	106
Hitachi Chemical Co. Ltd. (Japan)	–	(a)	13
Incitec Pivot Ltd. (Australia)	6		15
International Flavors & Fragrances, Inc.	–	(a)	19
Israel Chemicals Ltd. (Israel)	3		14
Johnson Matthey plc (United Kingdom)	1		29
JSR Corp. (Japan)	1		11
Kaneka Corp. (Japan)	–	(a)	3
Kansai Paint Co. Ltd. (Japan)	1		16
Koninklijke DSM NV (Netherlands)	1		87
Kuraray Co. Ltd. (Japan)	1		16
LANXESS AG (Germany)	–	(a)	22
LG Chem Ltd. (South Korea)	–	(a)	83
Linde plc (United Kingdom)	5		924
Linde plc (United Kingdom)	1		160
Lotte Chemical Corp. (South Korea)	–	(a)	70
LyondellBasell Industries NV, Class A	–	(a)	36
Mitsubishi Chemical Holdings Corp. (Japan)	5		36
Mitsubishi Gas Chemical Co., Inc. (Japan)	1		8
Mitsui Chemicals, Inc. (Japan)	1		16
Mosaic Co. (The)	1		11
Nippon Paint Holdings Co. Ltd. (Japan)	1		31
Nissan Chemical Corp. (Japan)	1		21
Nitto Denko Corp. (Japan)	1		29
Novozymes A/S, Class B (Denmark)	1		37
Orica Ltd. (Australia)	2		24
Petronas Chemicals Group Bhd. (Malaysia)	41		73
PPG Industries, Inc.	–	(a)	43
PTT Global Chemical PCL (Thailand)	14		24
Quaker Chemical Corp.	2		364
Sasol Ltd. (South Africa)	2		38
Saudi Basic Industries Corp. (Saudi Arabia)	3		73
Sherwin-Williams Co. (The)	–	(a)	70
Shin-Etsu Chemical Co. Ltd. (Japan)	10		1,098
Showa Denko KK (Japan)	1		13
Sika AG (Registered) (Switzerland)	1		75
Solvay SA (Belgium)	–	(a)	31
Sumitomo Chemical Co. Ltd. (Japan)	6		28
Symrise AG (Germany)	1		50
Taiyo Nippon Sanso Corp. (Japan)	1		10
Teijin Ltd. (Japan)	1		14
Toray Industries, Inc. (Japan)	6		41
Tosoh Corp. (Japan)	1		13
Umicore SA (Belgium)	1		30
UPL Ltd. (India)	10		88
Yara International ASA (Norway)	1		30

			8,702

Commercial Services & Supplies — 0.6%
Brady Corp., Class A	12		646
Brambles Ltd. (Australia)	6		49
China Everbright International Ltd. (China)	76		58
Cintas Corp.	–	(a)	34
Copart, Inc.*	12		984
Country Garden Services Holdings Co. Ltd. (China)	29		84
Dai Nippon Printing Co. Ltd. (Japan)	1		26
Edenred (France)	1		46
G4S plc (United Kingdom)	6		15
Greentown Service Group Co. Ltd. (China) (c)	62		61
IAA, Inc.*	9		377
ISS A/S (Denmark)	1		15
KAR Auction Services, Inc.	9		216
MSA Safety, Inc.	6		608
Park24 Co. Ltd. (Japan)	1		12
Rentokil Initial plc (United Kingdom)	7		42
Republic Services, Inc.	–	(a)	28
Rollins, Inc.	–	(a)	7
Secom Co. Ltd. (Japan)	1		73
Securitas AB, Class B (Sweden)	1		19
Societe BIC SA (France)	–	(a)	7
Sohgo Security Services Co. Ltd. (Japan)	–	(a)	16
Toppan Printing Co. Ltd. (Japan)	1		20
Waste Connections, Inc.	31		2,868
Waste Management, Inc.	1		69

			6,380

Communications Equipment — 0.2%
Arista Networks, Inc.*	2		525
Cisco Systems, Inc.	22		1,068
CommScope Holding Co., Inc.*	29		337
F5 Networks, Inc.*	–	(a)	12
Juniper Networks, Inc.	1		13
Motorola Solutions, Inc.	–	(a)	43
Nokia OYJ (Finland)	22		113
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	12		98

			2,209

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1		42
Bouygues SA (France)	1		36
China Railway Group Ltd., Class H (China)	60		36

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
China State Construction International Holdings Ltd. (China)	26		24
CIMIC Group Ltd. (Australia)	–	(a)	8
Daelim Industrial Co. Ltd. (South Korea)	1		49
Eiffage SA (France)	–	(a)	32
Ferrovial SA (Spain)	2		56
HDC Hyundai Development Co-Engineering & Construction, Class E (South Korea)	1		15
HOCHTIEF AG (Germany)	–	(a)	12
Jacobs Engineering Group, Inc.	–	(a)	12
JGC Holdings Corp. (Japan)	1		12
Kajima Corp. (Japan)	2		24
Larsen & Toubro Ltd. (India)	5		102
Obayashi Corp. (Japan)	3		27
Shimizu Corp. (Japan)	2		21
Skanska AB, Class B (Sweden)	1		28
Taisei Corp. (Japan)	1		31
Vinci SA (France)	14		1,544
WillScot Corp.*	31		483

			2,594

Construction Materials — 0.4%
Boral Ltd. (Australia)	5		16
Cemex SAB de CV, ADR (Mexico)	6		23
CRH plc (Ireland)	3		111
Fletcher Building Ltd. (New Zealand)	4		11
HeidelbergCement AG (Germany)	1		43
Imerys SA (France)	–	(a)	6
James Hardie Industries plc, CHDI	2		30
LafargeHolcim Ltd. (Registered) (Switzerland)*	14		669
Martin Marietta Materials, Inc.	5		1,371
Siam Cement PCL (The) (Registered) (Thailand)	34		448
Taiheiyo Cement Corp. (Japan)	1		13
UltraTech Cement Ltd. (India)	1		71
Vulcan Materials Co.	7		993

			3,805

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)	2		6
AEON Financial Service Co. Ltd. (Japan)	–	(a)	6
American Express Co.	8		992
Capital One Financial Corp.	21		1,912
Credit Saison Co. Ltd. (Japan)	1		8
Discover Financial Services	–	(a)	40
Shriram Transport Finance Co. Ltd. (India)	4		55
Synchrony Financial	1		32

			3,051

Containers & Packaging — 0.6%
Amcor plc	2		24
AptarGroup, Inc.	9		1,105
Avery Dennison Corp.	7		847
Ball Corp.	27		1,970
Crown Holdings, Inc.*	16		1,085
Graphic Packaging Holding Co.	34		507
International Paper Co.	1		25
Packaging Corp. of America	6		650
Sealed Air Corp.	–	(a)	10
Smurfit Kappa Group plc (Ireland)	1		27
Toyo Seikan Group Holdings Ltd. (Japan)	1		8
Westrock Co.	15		564

			6,822

Distributors — 0.2%
Genuine Parts Co.	2		248
Jardine Cycle & Carriage Ltd. (Singapore)	–	(a)	9
LKQ Corp.*	9		283
Pool Corp.	6		1,239

			1,779

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	–	(a)	8
Bright Horizons Family Solutions, Inc.*	5		729
H&R Block, Inc.	–	(a)	3
Kroton Educacional SA (Brazil)	16		42
ServiceMaster Global Holdings, Inc.*	7		397

			1,179

Diversified Financial Services — 0.2%
AMP Ltd. (Australia)	14		17
Berkshire Hathaway, Inc., Class B*	3		623
Chailease Holding Co. Ltd. (Taiwan)	25		100
Challenger Ltd. (Australia)	2		11
Eurazeo SE (France)	–	(a)	12
EXOR NV (Netherlands)	–	(a)	30
Far East Horizon Ltd. (China)	45		42
FirstRand Ltd. (South Africa)	143		587
Groupe Bruxelles Lambert SA (Belgium)	–	(a)	31
Industrivarden AB, Class C (Sweden)	1		15
Investor AB, Class B (Sweden)	2		89
Kinnevik AB, Class B (Sweden)	1		26
L E Lundbergforetagen AB, Class B (Sweden)	–	(a)	11
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2		10
ORIX Corp. (Japan)	5		79
Pargesa Holding SA (Switzerland)	–	(a)	12
RMB Holdings Ltd. (South Africa)	39		196
Tokyo Century Corp. (Japan)	–	(a)	5
Wendel SA (France)	–	(a)	16

			1,912

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	11		422
BT Group plc (United Kingdom)	34		74
Cellnex Telecom SA (Spain)* (c)	1		32
CenturyLink, Inc.	1		18
China Unicom Hong Kong Ltd. (China)	90		95
Deutsche Telekom AG (Registered) (Germany)	13		223
Elisa OYJ (Finland)	1		29
HKT Trust & HKT Ltd. (Hong Kong)	15		24
Iliad SA (France)	–	(a)	10
Koninklijke KPN NV (Netherlands)	14		44
Nippon Telegraph & Telephone Corp. (Japan)	3		124

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Orange SA (France)	81		1,268
PCCW Ltd. (Hong Kong)	17		10
Proximus SADP (Belgium)	1		19
Saudi Telecom Co. (Saudi Arabia)	2		71
Singapore Telecommunications Ltd. (Singapore)	33		73
Spark New Zealand Ltd. (New Zealand)	7		20
Swisscom AG (Registered) (Switzerland)	–	(a)	52
Telecom Italia SpA (Italy)	25		14
Telecom Italia SpA (Italy)*	38		22
Telefonica Brasil SA (Preference) (Brazil)*	7		96
Telefonica Deutschland Holding AG (Germany)	4		10
Telefonica SA (Spain)	19		142
Telekomunikasi Indonesia Persero Tbk. PT (Indonesia)	469		142
Telenor ASA (Norway)	28		570
Telia Co. AB (Sweden)	11		49
Telstra Corp. Ltd. (Australia)	17		39
TPG Telecom Ltd. (Australia)	1		7
United Internet AG (Registered) (Germany)	1		18
Verizon Communications, Inc.	57		3,417

			7,134

Electric Utilities — 1.4%
Alliant Energy Corp.	–	(a)	19
American Electric Power Co., Inc.	23		2,177
AusNet Services (Australia)	7		9
Chubu Electric Power Co., Inc. (Japan)	3		38
Chugoku Electric Power Co., Inc. (The) (Japan)	1		15
CK Infrastructure Holdings Ltd. (Hong Kong)	3		17
CLP Holdings Ltd. (Hong Kong)	7		68
Duke Energy Corp.	7		628
Edison International	23		1,745
EDP - Energias de Portugal SA (Portugal)	10		39
Electricite de France SA (France)	2		28
Endesa SA (Spain)	1		34
Enel SpA (Italy)	128		954
Entergy Corp.	–	(a)	36
Equatorial Energia SA (Brazil)	4		90
Evergy, Inc.	–	(a)	24
Eversource Energy	7		601
Exelon Corp.	1		72
FirstEnergy Corp.	1		40
Fortum OYJ (Finland)	2		42
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong) (c)	11		10
Iberdrola SA (Spain)	74		768
Kansai Electric Power Co., Inc. (The) (Japan)	3		31
Korea Electric Power Corp. (South Korea)*	2		38
Kyushu Electric Power Co., Inc. (Japan)	2		15
NextEra Energy, Inc.	17		3,944
Orsted A/S (Denmark) (c)	1		70
Pinnacle West Capital Corp.	–	(a)	–	(a)
Portland General Electric Co.	8		442
Power Assets Holdings Ltd. (Hong Kong)	6		37
Power Grid Corp. of India Ltd. (India)	33		93
PPL Corp.	1		35
Red Electrica Corp. SA (Spain)	2		35
Southern Co. (The)	2		99
SSE plc (United Kingdom)	4		63
Tenaga Nasional Bhd. (Malaysia)	23		74
Terna Rete Elettrica Nazionale SpA (Italy)	6		36
Tohoku Electric Power Co., Inc. (Japan)	2		17
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	6		30
Verbund AG (Austria)	–	(a)	15
Xcel Energy, Inc.	46		3,015

			15,543

Electrical Equipment — 0.7%
ABB Ltd. (Registered) (Switzerland)	7		144
AMETEK, Inc.	8		717
Bharat Heavy Electricals Ltd. (India)	55		37
Eaton Corp. plc	12		967
Emerson Electric Co.	1		63
Fuji Electric Co. Ltd. (Japan)	1		15
Generac Holdings, Inc.*	14		1,060
Legrand SA (France)	11		792
Melrose Industries plc (United Kingdom)	19		48
Mitsubishi Electric Corp. (Japan)	7		97
NARI Technology Co. Ltd., Class A (China)	17		49
Nidec Corp. (Japan)	6		799
Prysmian SpA (Italy)	1		21
Rockwell Automation, Inc.	–	(a)	30
Schneider Electric SE (France)	30		2,660
Siemens Gamesa Renewable Energy SA (Spain)	1		13
Vestas Wind Systems A/S (Denmark)	1		59
WEG SA (Brazil)	61		354

			7,925

Electronic Equipment, Instruments & Components — 0.7%
Alps Alpine Co. Ltd. (Japan)	1		15
Amphenol Corp., Class A	7		691
Arrow Electronics, Inc.*	9		680
BOE Technology Group Co. Ltd., Class A (China)	52		27
CDW Corp.	–	(a)	27
Cognex Corp.	8		416
Corning, Inc.	12		341
Delta Electronics, Inc. (Taiwan)	124		530
FLIR Systems, Inc.	–	(a)	7
Halma plc (United Kingdom)	1		36
Hamamatsu Photonics KK (Japan)	1		19
Hexagon AB, Class B (Sweden)	1		50

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Hirose Electric Co. Ltd. (Japan)	–	(a)	12
Hitachi High-Technologies Corp. (Japan)	–	(a)	17
Hitachi Ltd. (Japan)	4		142
Hon Hai Precision Industry Co. Ltd. (Taiwan)	34		80
Ingenico Group SA (France)	–	(a)	24
IPG Photonics Corp.*	–	(a)	6
Keyence Corp. (Japan)	3		2,116
Keysight Technologies, Inc.*	9		877
Kyocera Corp. (Japan)	1		81
Largan Precision Co. Ltd. (Taiwan)	3		429
Luxshare Precision Industry Co. Ltd., Class A (China)	18		69
Murata Manufacturing Co. Ltd. (Japan)	2		112
Nippon Electric Glass Co. Ltd. (Japan)	–	(a)	7
Omron Corp. (Japan)	1		39
Samsung SDI Co. Ltd. (South Korea)	1		107
Shimadzu Corp. (Japan)	1		23
Sunny Optical Technology Group Co. Ltd. (China)	7		97
TDK Corp. (Japan)	1		45
TE Connectivity Ltd.	1		48
Venture Corp. Ltd. (Singapore)	1		12
Yaskawa Electric Corp. (Japan)	1		33
Yokogawa Electric Corp. (Japan)	1		17
Zebra Technologies Corp., Class A*	4		793

			8,025

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co.	1		18
China Oilfield Services Ltd., Class H (China)	56		67
Core Laboratories NV	5		229
Halliburton Co.	1		25
Helmerich & Payne, Inc.	–	(a)	6
John Wood Group plc (United Kingdom)	3		13
National Oilwell Varco, Inc.	1		12
Patterson-UTI Energy, Inc.	27		232
Schlumberger Ltd.	2		74
TechnipFMC plc (United Kingdom)	1		15
Tenaris SA (Luxembourg)	2		20
WorleyParsons Ltd. (Australia)	1		12

			723

Entertainment — 0.7%
Activision Blizzard, Inc.	1		62
CD Projekt SA (Poland)	1		73
Cinemark Holdings, Inc.	15		566
Electronic Arts, Inc.*	6		618
Konami Holdings Corp. (Japan)	–	(a)	19
NCSoft Corp. (South Korea)	–	(a)	104
NetEase, Inc., ADR (China)	1		174
Netflix, Inc.*	12		3,123
Nexon Co. Ltd. (Japan)*	2		24
Nintendo Co. Ltd. (Japan)	–	(a)	149
Spotify Technology SA*	5		614
Take-Two Interactive Software, Inc.*	11		1,351
Toho Co. Ltd. (Japan)	1		22
Ubisoft Entertainment SA (France)*	–	(a)	25
Viacom, Inc., Class B	1		13
Vivendi SA (France)	4		100
Walt Disney Co. (The)	3		359

			7,396

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	–	(a)	26
American Homes 4 Rent, Class A	30		774
American Tower Corp.	1		149
Americold Realty Trust	4		138
Ascendas (Singapore)	10		22
AvalonBay Communities, Inc.	2		415
Boston Properties, Inc.	1		100
British Land Co. plc (The) (United Kingdom)	4		27
Brixmor Property Group, Inc.	49		995
CapitaLand Commercial Trust (Singapore)	11		16
CapitaLand Mall Trust (Singapore)	11		20
CoreSite Realty Corp.	2		304
Cousins Properties, Inc.	14		511
Covivio (France)	–	(a)	20
Crown Castle International Corp.	1		88
Daiwa House REIT Investment Corp. (Japan)	–	(a)	23
Dexus (Australia)	4		35
Digital Realty Trust, Inc.	4		492
Douglas Emmett, Inc.	17		709
Duke Realty Corp.	1		18
EastGroup Properties, Inc.	8		955
Equinix, Inc.	4		2,106
Equity LifeStyle Properties, Inc.	8		1,079
Equity Residential	17		1,469
Essex Property Trust, Inc.	4		1,219
Extra Space Storage, Inc.	–	(a)	20
Federal Realty Investment Trust	7		885
Gecina SA (France)	–	(a)	29
Goodman Group (Australia)	7		62
GPT Group (The) (Australia)	8		32
Growthpoint Properties Ltd. (South Africa)	39		60
HCP, Inc.	33		1,184
Healthcare Trust of America, Inc., Class A	8		243
Highwoods Properties, Inc.	5		213
Host Hotels & Resorts, Inc.	40		698
Hudson Pacific Properties, Inc.	12		404
ICADE (France)	–	(a)	11
Invitation Homes, Inc.	30		890
Iron Mountain, Inc.	–	(a)	14
Japan Prime Realty Investment Corp. (Japan)	–	(a)	14
Japan Real Estate Investment Corp. (Japan)	–	(a)	34
Japan Retail Fund Investment Corp. (Japan)	–	(a)	23
JBG SMITH Properties	16		639
Kimco Realty Corp.	30		625
Klepierre SA (France)	1		27
Land Securities Group plc (United Kingdom)	3		29
Liberty Property Trust	12		636

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Link REIT (Hong Kong)	9		94
Macerich Co. (The)	–	(a)	–	(a)
MGM Growth Properties LLC, Class A	8		242
Mid-America Apartment Communities, Inc.	21		2,679
Mirvac Group (Australia)	16		32
National Retail Properties, Inc.	27		1,540
Nippon Building Fund, Inc. (Japan)	–	(a)	38
Nippon Prologis REIT, Inc. (Japan)	–	(a)	22
Nomura Real Estate Master Fund, Inc. (Japan)	–	(a)	29
Outfront Media, Inc.	35		980
Prologis, Inc.	52		4,423
Public Storage	10		2,356
Rayonier, Inc.	17		476
Realty Income Corp.	6		442
Regency Centers Corp.	–	(a)	17
Rexford Industrial Realty, Inc.	13		564
RLJ Lodging Trust	21		355
SBA Communications Corp.	–	(a)	40
Scentre Group (Australia)	21		56
Segro plc (United Kingdom)	4		44
Simon Property Group, Inc.	1		92
SL Green Realty Corp.	3		247
Stockland (Australia)	10		29
Suntec (Singapore)	8		11
Terreno Realty Corp.	12		630
UDR, Inc.	–	(a)	21
Unibail-Rodamco-Westfield (France)	1		80
United Urban Investment Corp. (Japan)	–	(a)	23
Urban Edge Properties	11		216
Ventas, Inc.	32		2,360
VEREIT, Inc.	85		830
VICI Properties, Inc.	32		726
Vicinity Centres (Australia)	13		23
Vornado Realty Trust	–	(a)	15
Weingarten Realty Investors	24		687
Welltower, Inc.	3		276
Weyerhaeuser Co.	12		328
WP Carey, Inc.	10		924

			40,429

Food & Staples Retailing — 0.6%
Aeon Co. Ltd. (Japan)	3		48
BGF retail Co. Ltd. (South Korea)	–	(a)	34
Bid Corp. Ltd. (South Africa)	38		817
BIM Birlesik Magazalar A/S (Turkey)	3		27
BJ’s Wholesale Club Holdings, Inc.*	14		361
Carrefour SA (France)	2		41
Casino Guichard Perrachon SA (France)	–	(a)	11
Cencosud SA (Chile)	15		25
Clicks Group Ltd. (South Africa)	5		74
Coles Group Ltd. (Australia)	5		47
Colruyt SA (Belgium)	–	(a)	12
Costco Wholesale Corp.	1		194
Dairy Farm International Holdings Ltd. (Hong Kong)	1		9
Dino Polska SA (Poland)* (c)	2		59
FamilyMart Co. Ltd. (Japan)	1		24
ICA Gruppen AB (Sweden)	–	(a)	17
J Sainsbury plc (United Kingdom)	7		20
Jeronimo Martins SGPS SA (Portugal)	1		17
Koninklijke Ahold Delhaize NV (Netherlands)	5		118
Kroger Co. (The)	1		31
Lawson, Inc. (Japan)	–	(a)	15
METRO AG (Germany)	1		12
Performance Food Group Co.*	22		1,006
Pick n Pay Stores Ltd. (South Africa)	10		41
President Chain Store Corp. (Taiwan)	68		636
Raia Drogasil SA (Brazil)*	17		385
Seven & i Holdings Co. Ltd. (Japan)	3		119
Shoprite Holdings Ltd. (South Africa)	3		28
SPAR Group Ltd. (The) (South Africa)	5		60
Sundrug Co. Ltd. (Japan)	–	(a)	9
Sysco Corp.	1		62
Tesco plc (United Kingdom)	39		115
Tsuruha Holdings, Inc. (Japan)	–	(a)	11
Walgreens Boots Alliance, Inc.	13		726
Wal-Mart de Mexico SAB de CV (Mexico)	191		565
Walmart, Inc.	2		258
Welcia Holdings Co. Ltd. (Japan)	–	(a)	10
Wm Morrison Supermarkets plc (United Kingdom)	9		22
Woolworths Group Ltd. (Australia)	5		126
X5 Retail Group NV, GDR (Russia) (c)	2		77

			6,269

Food Products — 0.8%
a2 Milk Co. Ltd. (New Zealand)*	3		25
Ajinomoto Co., Inc. (Japan)	2		34
Almarai Co. JSC (Saudi Arabia)	4		52
Archer-Daniels-Midland Co.	1		35
Associated British Foods plc (United Kingdom)	1		41
Barry Callebaut AG (Registered) (Switzerland)	–	(a)	21
Calbee, Inc. (Japan)	–	(a)	9
Campbell Soup Co.	–	(a)	12
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	–	(a)	37
Conagra Brands, Inc.	1		22
Danone SA (France)	2		216
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	16		244
General Mills, Inc.	1		50
Golden Agri-Resources Ltd. (Singapore)	26		4
Hershey Co. (The)	–	(a)	33
Hormel Foods Corp.	–	(a)	11
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	7		30
JM Smucker Co. (The)	–	(a)	19
Kellogg Co.	–	(a)	24
Kerry Group plc, Class A (Ireland)	1		74
Kikkoman Corp. (Japan)	1		29
Kraft Heinz Co. (The)	1		26
Lamb Weston Holdings, Inc.	10		725
McCormick & Co., Inc. (Non-Voting)	–	(a)	28
MEIJI Holdings Co. Ltd. (Japan)	1		37

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Mondelez International, Inc., Class A	3		139
Mowi ASA (Norway)	2		40
Nestle SA (Registered) (Switzerland)	54		5,840
NH Foods Ltd. (Japan)	–	(a)	12
Nisshin Seifun Group, Inc. (Japan)	1		15
Nissin Foods Holdings Co. Ltd. (Japan)	–	(a)	22
Orkla ASA (Norway)	3		28
Post Holdings, Inc.*	7		696
Tiger Brands Ltd. (South Africa)	8		110
Toyo Suisan Kaisha Ltd. (Japan)	–	(a)	16
Tyson Foods, Inc., Class A	–	(a)	38
Uni-President Enterprises Corp. (Taiwan)	33		80
Vitasoy International Holdings Ltd. (Hong Kong)	4		16
WH Group Ltd. (Hong Kong) (c)	40		35
Wilmar International Ltd. (Singapore)	8		21
Yakult Honsha Co. Ltd. (Japan)	1		28
Yamazaki Baking Co. Ltd. (Japan)	1		9

			8,983

Gas Utilities — 0.0% (b)
APA Group (Australia)	5		37
Atmos Energy Corp.	–	(a)	20
Enagas SA (Spain)	1		22
ENN Energy Holdings Ltd. (China)	9		89
Hong Kong & China Gas Co. Ltd. (Hong Kong)	40		78
Naturgy Energy Group SA (Spain)	1		32
Osaka Gas Co. Ltd. (Japan)	2		29
Snam SpA (Italy)	8		42
Toho Gas Co. Ltd. (Japan)	–	(a)	12
Tokyo Gas Co. Ltd. (Japan)	2		40

			401

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	3		226
ABIOMED, Inc.*	–	(a)	12
Alcon, Inc. (Switzerland)*	12		674
Align Technology, Inc.*	–	(a)	20
Asahi Intecc Co. Ltd. (Japan)	1		21
Baxter International, Inc.	1		68
Becton Dickinson and Co.	–	(a)	105
BioMerieux (France)	–	(a)	14
Boston Scientific Corp.*	56		2,261
Carl Zeiss Meditec AG (Germany)	–	(a)	19
Cochlear Ltd. (Australia)	–	(a)	32
Coloplast A/S, Class B (Denmark)	–	(a)	57
Cooper Cos., Inc. (The)	–	(a)	22
Danaher Corp.	1		141
Demant A/S (Denmark)*	–	(a)	11
Dentsply Sirona, Inc.	–	(a)	18
DexCom, Inc.*	4		664
Edwards Lifesciences Corp.*	–	(a)	70
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2		26
Hologic, Inc.*	–	(a)	21
Hoya Corp. (Japan)	2		123
ICU Medical, Inc.*	2		242
IDEXX Laboratories, Inc.*	3		810
Intuitive Surgical, Inc.*	3		1,723
Koninklijke Philips NV (Netherlands)	4		171
Medtronic plc	8		872
Olympus Corp. (Japan)	5		62
ResMed, Inc.	–	(a)	29
Sartorius AG (Preference) (Germany)	–	(a)	27
Siemens Healthineers AG (Germany) (c)	1		24
Smith & Nephew plc (United Kingdom)	37		879
Sonova Holding AG (Registered) (Switzerland)	–	(a)	52
Straumann Holding AG (Registered) (Switzerland)	–	(a)	34
Stryker Corp.	–	(a)	106
Sysmex Corp. (Japan)	1		47
Teleflex, Inc.	–	(a)	22
Terumo Corp. (Japan)	3		84
Varian Medical Systems, Inc.*	–	(a)	17
West Pharmaceutical Services, Inc.	6		822
Zimmer Biomet Holdings, Inc.	8		1,062

			11,690

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*	12		377
Alfresa Holdings Corp. (Japan)	1		16
AmerisourceBergen Corp.	5		450
Anthem, Inc.	3		724
Cardinal Health, Inc.	–	(a)	21
Centene Corp.*	10		428
Cigna Corp.	15		2,250
CVS Health Corp.	2		125
DaVita, Inc.*	–	(a)	8
Encompass Health Corp.	10		606
Fresenius Medical Care AG & Co. KGaA (Germany)	7		500
Fresenius SE & Co. KGaA (Germany)	2		78
HCA Healthcare, Inc.	3		354
Henry Schein, Inc.*	5		327
Humana, Inc.	–	(a)	53
IHH Healthcare Bhd. (Malaysia)	32		43
Jointown Pharmaceutical Group Co. Ltd., Class A (China)	22		44
Laboratory Corp. of America Holdings*	–	(a)	25
McKesson Corp.	–	(a)	39
Medipal Holdings Corp. (Japan)	1		16
Molina Healthcare, Inc.*	4		425
Mouwasat Medical Services Co. (Saudi Arabia)	2		42
NMC Health plc (United Arab Emirates)	–	(a)	13
Premier, Inc., Class A*	8		246
Quest Diagnostics, Inc.	5		487
Ramsay Health Care Ltd. (Australia)	1		28
Ryman Healthcare Ltd. (New Zealand)	2		13
Sinopharm Group Co. Ltd., Class H (China)	24		76
Sonic Healthcare Ltd. (Australia)	2		34
Suzuken Co. Ltd. (Japan)	–	(a)	16
UnitedHealth Group, Inc.	29		6,303
Universal Health Services, Inc., Class B	–	(a)	18
WellCare Health Plans, Inc.*	2		623

			14,808

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Health Care Technology — 0.2%
Cerner Corp.	–	(a)	34
M3, Inc. (Japan)	2		41
Medidata Solutions, Inc.*	4		336
Teladoc Health, Inc.*	15		987
Veeva Systems, Inc., Class A*	4		575

			1,973

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	16		649
Aristocrat Leisure Ltd. (Australia)	2		47
Brinker International, Inc.	9		398
Carnival Corp.	1		27
Carnival plc	1		27
Chipotle Mexican Grill, Inc.*	–	(a)	29
Compass Group plc (United Kingdom)	6		163
Crown Resorts Ltd. (Australia)	1		12
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	3		41
Darden Restaurants, Inc.	–	(a)	22
Flight Centre Travel Group Ltd. (Australia)	–	(a)	7
Flutter Entertainment plc (Ireland)	–	(a)	29
Galaxy Entertainment Group Ltd. (Macau)	9		56
Genting Singapore Ltd. (Singapore)	25		16
GVC Holdings plc (United Kingdom)	2		21
Hilton Worldwide Holdings, Inc.	11		1,010
Huazhu Group Ltd., ADR (China)	13		432
InterContinental Hotels Group plc (United Kingdom)	1		43
Marriott International, Inc., Class A	–	(a)	60
McDonald’s Corp.	1		249
McDonald’s Holdings Co. Japan Ltd. (Japan)	–	(a)	15
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1		17
Merlin Entertainments plc (United Kingdom) (c)	3		16
MGM China Holdings Ltd. (Macau)	4		6
MGM Resorts International	1		21
Minor International PCL (Thailand)	60		73
Norwegian Cruise Line Holdings Ltd.*	–	(a)	17
OPAP SA (Greece)	3		26
Oriental Land Co. Ltd. (Japan)	1		122
Royal Caribbean Cruises Ltd.	10		1,112
Sands China Ltd. (Macau)	232		1,050
Shangri-La Asia Ltd. (Hong Kong)	4		4
SJM Holdings Ltd. (Macau)	8		8
Sodexo SA (France)	–	(a)	40
Starbucks Corp.	2		162
Tabcorp Holdings Ltd. (Australia)	8		27
TUI AG (Germany)	2		21
Whitbread plc (United Kingdom)	1		29
Wynn Macau Ltd. (Macau)	6		12
Wynn Resorts Ltd.	–	(a)	16
Yum China Holdings, Inc. (China)	14		627
Yum! Brands, Inc.	–	(a)	53

			6,812

Household Durables — 0.3%
Barratt Developments plc (United Kingdom)	4		32
Berkeley Group Holdings plc (United Kingdom)	–	(a)	25
Casio Computer Co. Ltd. (Japan)	1		13
DR Horton, Inc.	3		151
Electrolux AB, Series B (Sweden)	1		21
Garmin Ltd.	5		446
Haier Electronics Group Co. Ltd. (Hong Kong)	15		39
Hangzhou Robam Appliances Co. Ltd., Class A (China)	21		79
Husqvarna AB, Class B (Sweden)	2		13
Iida Group Holdings Co. Ltd. (Japan)	1		10
Leggett & Platt, Inc.	–	(a)	7
Lennar Corp., Class A	4		218
Midea Group Co. Ltd., Class A (China)	68		486
Mohawk Industries, Inc.*	–	(a)	11
Newell Brands, Inc.	1		11
Nikon Corp. (Japan)	1		16
NVR, Inc.*	–	(a)	19
Panasonic Corp. (Japan)	9		72
Persimmon plc (United Kingdom)	1		34
PulteGroup, Inc.	–	(a)	14
Rinnai Corp. (Japan)	–	(a)	7
SEB SA (France)	–	(a)	14
Sekisui Chemical Co. Ltd. (Japan)	1		22
Sekisui House Ltd. (Japan)	3		49
Sharp Corp. (Japan)	1		9
Sony Corp. (Japan)	25		1,501
Suofeiya Home Collection Co. Ltd., Class A (China)	21		50
Taylor Wimpey plc (United Kingdom)	13		26
Whirlpool Corp.	–	(a)	15

			3,410

Household Products — 0.3%
Church & Dwight Co., Inc.	–	(a)	28
Clorox Co. (The)	2		264
Colgate-Palmolive Co.	1		100
Energizer Holdings, Inc.	12		533
Essity AB, Class B (Sweden)	2		71
Henkel AG & Co. KGaA (Germany)	–	(a)	39
Henkel AG & Co. KGaA (Preference) (Germany)	1		70
Hindustan Unilever Ltd. (India)	6		169
Kimberly-Clark Corp.	1		74
Lion Corp. (Japan)	1		18
Pigeon Corp. (Japan)	1		21
Procter & Gamble Co. (The)	14		1,715
Reckitt Benckiser Group plc (United Kingdom)	3		220
Unicharm Corp. (Japan)	2		51
Unilever Indonesia Tbk. PT (Indonesia)	85		279

			3,652

Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp.	1		16
CGN Power Co. Ltd., Class H (China) (c)	222		56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
China Longyuan Power Group Corp. Ltd., Class H (China)	100		56
Electric Power Development Co. Ltd. (Japan)	1		14
Meridian Energy Ltd. (New Zealand)	5		15
NRG Energy, Inc.	–	(a)	14
NTPC Ltd. (India)	42		70
Uniper SE (Germany)	1		27

			268

Industrial Conglomerates — 0.6%
3M Co.	1		145
Alfa SAB de CV, Class A (Mexico)	44		39
Ayala Corp. (Philippines)	3		44
Bidvest Group Ltd. (The) (South Africa)	18		225
Carlisle Cos., Inc.	3		446
CK Hutchison Holdings Ltd. (Hong Kong)	11		97
DCC plc (United Kingdom)	–	(a)	35
Fosun International Ltd. (China)	28		34
General Electric Co.	13		119
Honeywell International, Inc.	24		4,003
Jardine Matheson Holdings Ltd. (Hong Kong)	13		701
Jardine Strategic Holdings Ltd. (Hong Kong)	1		24
Keihan Holdings Co. Ltd. (Japan)	–	(a)	18
Keppel Corp. Ltd. (Singapore)	6		26
KOC Holding A/S (Turkey)	50		168
NWS Holdings Ltd. (Hong Kong)	6		9
Roper Technologies, Inc.	–	(a)	57
Sembcorp Industries Ltd. (Singapore)	4		6
Siemens AG (Registered) (Germany)	3		326
SK Holdings Co. Ltd. (South Korea)	–	(a)	65
Smiths Group plc (United Kingdom)	2		31
Toshiba Corp. (Japan)	2		61

			6,679

Insurance — 2.9%
Admiral Group plc (United Kingdom)	1		20
Aegon NV (Netherlands)	7		29
Aflac, Inc.	1		62
Ageas (Belgium)	1		40
AIA Group Ltd. (Hong Kong)	476		4,493
AIA Group Ltd. (Hong Kong)	42		397
Alleghany Corp.*	1		408
Allianz SE (Registered) (Germany)	12		2,862
Allstate Corp. (The)	1		55
American International Group, Inc.	21		1,148
Aon plc	–	(a)	71
Arthur J Gallagher & Co.	3		295
Assicurazioni Generali SpA (Italy)	4		84
Assurant, Inc.	–	(a)	11
Aviva plc (United Kingdom)	118		577
AXA SA (France)	34		875
Baloise Holding AG (Registered) (Switzerland)	–	(a)	36
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	1		32
China Life Insurance Co. Ltd. (Taiwan)*	84		67
China Life Insurance Co. Ltd., Class H (China)	66		152
China Pacific Insurance Group Co. Ltd., Class H (China)	26		97
Chubb Ltd.	5		849
Cincinnati Financial Corp.	–	(a)	27
CNP Assurances (France)	1		13
Dai-ichi Life Holdings, Inc. (Japan)	4		65
Direct Line Insurance Group plc (United Kingdom)	6		21
Everest Re Group Ltd.	–	(a)	–	(a)
Fairfax Financial Holdings Ltd. (Canada)	1		375
Fubon Financial Holding Co. Ltd. (Taiwan)	73		105
Gjensidige Forsikring ASA (Norway)	1		15
Globe Life, Inc.	–	(a)	14
Hannover Rueck SE (Germany)	–	(a)	42
Hartford Financial Services Group, Inc. (The)	13		758
HDFC Life Insurance Co. Ltd. (India) (c)	65		550
Insurance Australia Group Ltd. (Australia)	9		49
Japan Post Holdings Co. Ltd. (Japan)	6		57
Kinsale Capital Group, Inc.	6		573
Legal & General Group plc (United Kingdom)	223		681
Lincoln National Corp.	–	(a)	18
Loews Corp.	32		1,649
Mapfre SA (Spain)	4		11
Marsh & McLennan Cos., Inc.	8		796
Medibank Pvt Ltd. (Australia)	11		26
MetLife, Inc.	1		68
MS&AD Insurance Group Holdings, Inc. (Japan)	2		62
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3		847
NN Group NV (Netherlands)	1		43
PICC Property & Casualty Co. Ltd., Class H (China)	76		89
Ping An Insurance Group Co. of China Ltd., Class H (China)	278		3,195
Poste Italiane SpA (Italy) (c)	2		24
Principal Financial Group, Inc.	–	(a)	22
Progressive Corp. (The)	13		1,001
Prudential Financial, Inc.	3		312
Prudential plc (United Kingdom)	131		2,371
QBE Insurance Group Ltd. (Australia)	5		45
RLI Corp.	6		575
RSA Insurance Group plc (United Kingdom)	4		28
Sampo OYJ, Class A (Finland)	2		70
Sanlam Ltd. (South Africa)	77		378
SCOR SE (France)	1		26
Sompo Holdings, Inc. (Japan)	1		55
Sony Financial Holdings, Inc. (Japan)	1		13
Suncorp Group Ltd. (Australia)	5		46

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Swiss Life Holding AG (Registered) (Switzerland)	–	(a)	67
Swiss Re AG (Switzerland)	10		1,019
T&D Holdings, Inc. (Japan)	2		23
Tokio Marine Holdings, Inc. (Japan)	16		848
Travelers Cos., Inc. (The)	8		1,262
Tryg A/S (Denmark)	–	(a)	14
Unum Group	–	(a)	–	(a)
Willis Towers Watson plc	–	(a)	38
Zurich Insurance Group AG (Switzerland)	1		232

			31,278

Interactive Media & Services — 1.8%
Alphabet, Inc., Class A*	3		3,516
Alphabet, Inc., Class C*	7		8,103
Auto Trader Group plc (United Kingdom) (c)	4		23
Baidu, Inc., ADR (China)*	3		344
Facebook, Inc., Class A*	10		1,812
Kakaku.com, Inc. (Japan)	1		15
LINE Corp. (Japan)*	–	(a)	7
NAVER Corp. (South Korea)	4		471
REA Group Ltd. (Australia)	–	(a)	16
Tencent Holdings Ltd. (China)	114		4,781
TripAdvisor, Inc.*	–	(a)	1
Twitter, Inc.*	1		49
Z Holdings Corp. (Japan)	11		30

			19,168

Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd., ADR (China)*	24		4,030
Amazon.com, Inc.*	6		11,014
Booking Holdings, Inc.*	–	(a)	133
Chewy, Inc., Class A*	6		155
Ctrip.com International Ltd., ADR (China)*	3		82
Delivery Hero SE (Germany)* (c)	–	(a)	21
eBay, Inc.	1		48
Expedia Group, Inc.	7		919
GrubHub, Inc.*	6		316
JD.com, Inc., ADR (China)*	17		484
Meituan Dianping, Class B (China)* (c)	3		34
MercadoLibre, Inc. (Argentina)*	2		913
Mercari, Inc. (Japan)*	–	(a)	7
Naspers Ltd., Class N (South Africa)	3		446
Ocado Group plc (United Kingdom)*	2		29
Prosus NV (China)*	5		355
Rakuten, Inc. (Japan)	3		34
Wayfair, Inc., Class A*	3		348
Zalando SE (Germany)* (c)	1		25
ZOZO, Inc. (Japan)	1		18

			19,411

IT Services — 2.1%
Accenture plc, Class A	1		187
Adyen NV (Netherlands)* (c)	–	(a)	28
Akamai Technologies, Inc.*	–	(a)	22
Alliance Data Systems Corp.	–	(a)	3
Amadeus IT Group SA (Spain)	2		125
Atos SE (France)	–	(a)	28
Automatic Data Processing, Inc.	7		1,107
Booz Allen Hamilton Holding Corp.	9		669
Broadridge Financial Solutions, Inc.	–	(a)	21
Capgemini SE (France)	7		785
Cognizant Technology Solutions Corp., Class A	1		52
Computershare Ltd. (Australia)	2		21
CoreLogic, Inc.*	8		382
DXC Technology Co.	–	(a)	12
Fidelity National Information Services, Inc.	1		124
Fiserv, Inc.*	9		890
FleetCor Technologies, Inc.*	–	(a)	36
Fujitsu Ltd. (Japan)	1		64
Gartner, Inc.*	–	(a)	19
Global Payments, Inc.	9		1,496
GMO Payment Gateway, Inc. (Japan)	–	(a)	13
HCL Technologies Ltd. (India)	4		68
Infosys Ltd. (India)	108		1,219
Infosys Ltd., ADR (India)	14		154
International Business Machines Corp.	1		197
InterXion Holding NV (Netherlands)*	6		466
Itochu Techno-Solutions Corp. (Japan)	–	(a)	11
Jack Henry & Associates, Inc.	–	(a)	15
Leidos Holdings, Inc.	12		1,026
Mastercard, Inc., Class A	24		6,459
Nomura Research Institute Ltd. (Japan)	1		28
NTT Data Corp. (Japan)	3		32
Obic Co. Ltd. (Japan)	–	(a)	34
Otsuka Corp. (Japan)	–	(a)	16
Paychex, Inc.	–	(a)	40
PayPal Holdings, Inc.*	24		2,493
Tata Consultancy Services Ltd. (India)	57		1,677
VeriSign, Inc.*	–	(a)	30
Visa, Inc., Class A	12		2,123
Western Union Co. (The)	1		13
WEX, Inc.*	2		376
Wirecard AG (Germany)	–	(a)	75
Wix.com Ltd. (Israel)*	–	(a)	22
Worldline SA (France)* (c)	–	(a)	22

			22,680

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1		50
Brunswick Corp.	10		536
Hasbro, Inc.	–	(a)	21
Sankyo Co. Ltd. (Japan)	–	(a)	7
Sega Sammy Holdings, Inc. (Japan)	1		10
Shimano, Inc. (Japan)	–	(a)	45
Yamaha Corp. (Japan)	1		27

			696

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	–	(a)	37
Eurofins Scientific SE (Luxembourg)	–	(a)	22
Illumina, Inc.*	3		773
IQVIA Holdings, Inc.*	–	(a)	42
Lonza Group AG (Registered) (Switzerland)*	–	(a)	100
Mettler-Toledo International, Inc.*	–	(a)	27
PerkinElmer, Inc.	–	(a)	14
QIAGEN NV*	1		30
Sartorius Stedim Biotech (France)	–	(a)	16

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Syneos Health, Inc.*	5		270
Thermo Fisher Scientific, Inc.	7		1,918
Waters Corp.*	–	(a)	23
Wuxi Biologics Cayman, Inc. (China)* (c)	9		87

			3,359

Machinery — 1.6%
Alfa Laval AB (Sweden)	1		26
Alstom SA (France)	21		861
Amada Holdings Co. Ltd. (Japan)	1		14
ANDRITZ AG (Austria)	–	(a)	12
Atlas Copco AB, Class A (Sweden)	23		722
Atlas Copco AB, Class B (Sweden)	2		42
Caterpillar, Inc.	1		110
China Conch Venture Holdings Ltd. (China)	15		54
CNH Industrial NV (United Kingdom)	4		41
Cummins, Inc.	–	(a)	39
Daifuku Co. Ltd. (Japan)	–	(a)	21
Deere & Co.	–	(a)	81
Douglas Dynamics, Inc.	5		242
Dover Corp.	7		680
Epiroc AB, Class A (Sweden)	30		326
Epiroc AB, Class B (Sweden)	2		17
FANUC Corp. (Japan)	4		775
Flowserve Corp.	–	(a)	–	(a)
Fortive Corp.	–	(a)	31
Gates Industrial Corp. plc*	28		279
GEA Group AG (Germany)	1		17
Hino Motors Ltd. (Japan)	1		9
Hitachi Construction Machinery Co. Ltd. (Japan)	–	(a)	10
Hoshizaki Corp. (Japan)	–	(a)	16
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	–	(a)	43
IDEX Corp.	–	(a)	18
IHI Corp. (Japan)	1		13
Illinois Tool Works, Inc.	5		857
Ingersoll-Rand plc	–	(a)	45
JTEKT Corp. (Japan)	1		9
Kawasaki Heavy Industries Ltd. (Japan)	1		13
KION Group AG (Germany)	–	(a)	14
Knorr-Bremse AG (Germany)	–	(a)	19
Komatsu Ltd. (Japan)	38		881
Kone OYJ, Class B (Finland)	1		77
Kubota Corp. (Japan)	53		809
Kurita Water Industries Ltd. (Japan)	–	(a)	11
Lincoln Electric Holdings, Inc.	7		630
Makita Corp. (Japan)	19		603
Metso OYJ (Finland)	–	(a)	16
Middleby Corp. (The)*	3		313
MINEBEA MITSUMI, Inc. (Japan)	2		24
MISUMI Group, Inc. (Japan)	1		26
Mitsubishi Heavy Industries Ltd. (Japan)	1		51
Nabtesco Corp. (Japan)	–	(a)	13
NGK Insulators Ltd. (Japan)	1		16
Nordson Corp.	3		467
NSK Ltd. (Japan)	2		13
PACCAR, Inc.	1		37
Parker-Hannifin Corp.	3		518
Pentair plc	–	(a)	–	(a)
RBC Bearings, Inc.*	4		638
Sandvik AB (Sweden)	4		70
Schindler Holding AG (Switzerland)	–	(a)	37
Schindler Holding AG (Registered) (Switzerland)	–	(a)	19
SKF AB, Class B (Sweden)	2		25
SMC Corp. (Japan)	2		817
Snap-on, Inc.	3		473
Spirax-Sarco Engineering plc (United Kingdom)	–	(a)	28
Stanley Black & Decker, Inc.	16		2,245
Sumitomo Heavy Industries Ltd. (Japan)	–	(a)	12
Techtronic Industries Co. Ltd. (Hong Kong)	71		491
THK Co. Ltd. (Japan)	1		13
Toro Co. (The)	16		1,146
Volvo AB, Class B (Sweden)	6		83
Wabtec Corp.	–	(a)	20
Wartsila OYJ Abp (Finland)	2		20
Weir Group plc (The) (United Kingdom)	1		18
Welbilt, Inc.*	14		233
Woodward, Inc.	5		548
Xylem, Inc.	–	(a)	21
Yangzijiang Shipbuilding Holdings Ltd. (China)	10		7

			16,925

Marine — 0.0% (b)
AP Moller - Maersk A/S, Class A (Denmark)	–	(a)	16
AP Moller - Maersk A/S, Class B (Denmark)	–	(a)	29
Kuehne + Nagel International AG (Registered) (Switzerland)	–	(a)	33
Mitsui OSK Lines Ltd. (Japan)	–	(a)	10
Nippon Yusen KK (Japan)	1		10

			98

Media — 1.0%
CBS Corp. (Non-Voting), Class B	11		446
Charter Communications, Inc., Class A*	10		4,162
Clear Channel Outdoor Holdings, Inc.*	11		27
Comcast Corp., Class A	49		2,217
CyberAgent, Inc. (Japan)	–	(a)	15
Dentsu, Inc. (Japan)	1		32
Discovery, Inc., Class A*	20		534
Discovery, Inc., Class C*	13		318
DISH Network Corp., Class A*	18		629
Entercom Communications Corp., Class A	62		208
Eutelsat Communications SA (France)	1		13
Fox Corp., Class A	1		20
Fox Corp., Class B	–	(a)	8
Hakuhodo DY Holdings, Inc. (Japan)	1		13
iHeartMedia, Inc., Class A*	–	(a)	6
Informa plc (United Kingdom)	5		52

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Interpublic Group of Cos., Inc. (The)	1		13
ITV plc (United Kingdom)	15		23
JCDecaux SA (France)	–	(a)	8
New York Times Co. (The), Class A	13		359
News Corp., Class A	–	(a)	3
Nexstar Media Group, Inc., Class A	6		576
Omnicom Group, Inc.	–	(a)	26
Pearson plc (United Kingdom)	3		28
Publicis Groupe SA (France)	1		42
RTL Group SA (Luxembourg)	–	(a)	6
Schibsted ASA, Class B (Norway)	–	(a)	11
SES SA, FDR (Luxembourg)	1		27
Singapore Press Holdings Ltd. (Singapore)	6		9
Telenet Group Holding NV (Belgium)	–	(a)	9
WPP plc (United Kingdom)	60		749

			10,589

Metals & Mining — 0.4%
Alrosa PJSC (Russia)	57		65
Alumina Ltd. (Australia)	10		16
Anglo American plc (South Africa)	4		96
Antofagasta plc (Chile)	2		18
ArcelorMittal (Luxembourg)	3		37
Baoshan Iron & Steel Co. Ltd., Class A (China)	49		40
BHP Group Ltd. (Australia)	67		1,666
BHP Group plc (Australia)	8		180
BlueScope Steel Ltd. (Australia)	2		17
Boliden AB (Sweden)*	1		26
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	46		55
Evraz plc (Russia)	2		12
Fortescue Metals Group Ltd. (Australia)	6		33
Freeport-McMoRan, Inc.	2		21
Fresnillo plc (Mexico)	1		8
Gerdau SA (Preference) (Brazil)	23		74
Glencore plc (Switzerland)*	44		132
Grupo Mexico SAB de CV, Series B (Mexico)	40		94
Hindalco Industries Ltd. (India)	16		43
Hitachi Metals Ltd. (Japan)	1		10
JFE Holdings, Inc. (Japan)	2		24
Kobe Steel Ltd. (Japan)	1		7
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (c)	5		42
Maruichi Steel Tube Ltd. (Japan)	–	(a)	5
Mitsubishi Materials Corp. (Japan)	1		14
Newcrest Mining Ltd. (Australia)	3		70
Newmont Goldcorp Corp.	1		47
Nippon Steel Corp. (Japan)	3		45
Norsk Hydro ASA (Norway)	6		19
Nucor Corp.	–	(a)	24
POSCO (South Korea)	1		126
Rio Tinto Ltd. (Australia)	1		93
Rio Tinto plc (Australia)	15		757
Severstal PJSC, GDR (Russia) (c)	5		66
South32 Ltd. (Australia)	20		36
Sumitomo Metal Mining Co. Ltd. (Japan)	1		28
thyssenkrupp AG (Germany)	2		23
Vale SA, ADR (Brazil)*	18		209
voestalpine AG (Austria)	–	(a)	10

			4,288

Multiline Retail — 0.3%
Dollar General Corp.	–	(a)	62
Dollar Tree, Inc.*	–	(a)	41
Harvey Norman Holdings Ltd. (Australia)	2		7
Isetan Mitsukoshi Holdings Ltd. (Japan)	1		11
J Front Retailing Co. Ltd. (Japan)	1		12
Kohl’s Corp.	12		591
Lojas Renner SA (Brazil)*	60		724
Macy’s, Inc.	–	(a)	7
Marks & Spencer Group plc (United Kingdom)	8		18
Marui Group Co. Ltd. (Japan)	1		15
Next plc (United Kingdom)	1		42
Nordstrom, Inc.	16		537
Pan Pacific International Holdings Corp. (Japan)	2		33
Ryohin Keikaku Co. Ltd. (Japan)	29		549
Target Corp.	1		84
Wesfarmers Ltd. (Australia)	5		121

			2,854

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	3		34
Ameren Corp.	–	(a)	29
CenterPoint Energy, Inc.	1		23
Centrica plc (United Kingdom)	23		21
CMS Energy Corp.	–	(a)	27
Consolidated Edison, Inc.	1		48
Dominion Energy, Inc.	1		102
DTE Energy Co.	–	(a)	37
E.ON SE (Germany)	9		85
Engie SA (France)	7		119
National Grid plc (United Kingdom)	14		147
NiSource, Inc.	11		324
NorthWestern Corp.	7		541
Public Service Enterprise Group, Inc.	1		48
RWE AG (Germany)	2		68
Sempra Energy	–	(a)	62
Suez (France)	1		22
Veolia Environnement SA (France)	2		54
WEC Energy Group, Inc.	–	(a)	45

			1,836

Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA (Norway)	–	(a)	12
Apache Corp.	1		15
BP plc (United Kingdom)	383		2,428
Cabot Oil & Gas Corp.	1		11
Caltex Australia Ltd. (Australia)	1		18
Chevron Corp.	40		4,705
China Petroleum & Chemical Corp., Class H (China)	230		136
China Shenhua Energy Co. Ltd., Class H (China)	46		91
Cimarex Energy Co.	7		314
CNOOC Ltd. (China)	53		81

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Concho Resources, Inc.	4		248
ConocoPhillips	22		1,248
Devon Energy Corp.	1		15
Diamondback Energy, Inc.	24		2,121
Ecopetrol SA, ADR (Colombia)	2		28
Eni SpA (Italy)	10		155
EOG Resources, Inc.	7		533
EQT Corp.	23		246
Equinor ASA (Norway)	4		76
Equitrans Midstream Corp.	19		283
Exxon Mobil Corp.	13		888
Galp Energia SGPS SA (Portugal)	2		30
Gazprom PJSC, ADR (Russia)	23		158
Hess Corp.	–	(a)	24
HollyFrontier Corp.	–	(a)	12
Idemitsu Kosan Co. Ltd. (Japan)	1		23
Inpex Corp. (Japan)	4		37
JXTG Holdings, Inc. (Japan)	13		58
Kinder Morgan, Inc.	48		980
Koninklijke Vopak NV (Netherlands)	–	(a)	15
LUKOIL PJSC, ADR (Russia)	3		239
Lundin Petroleum AB (Sweden)	1		23
Marathon Oil Corp.	1		8
Marathon Petroleum Corp.	14		843
Neste OYJ (Finland)	2		56
Noble Energy, Inc.	1		16
Novatek PJSC, GDR (Russia) (c)	–	(a)	44
Occidental Petroleum Corp.	1		61
Oil & Natural Gas Corp. Ltd. (India)	39		72
Oil Search Ltd. (Australia)	5		27
OMV AG (Austria)	1		32
ONEOK, Inc.	1		46
Origin Energy Ltd. (Australia)	7		38
Parsley Energy, Inc., Class A	22		367
PBF Energy, Inc., Class A	12		330
PetroChina Co. Ltd., Class H (China)	118		60
Petroleo Brasileiro SA (Preference) (Brazil)	39		256
Petronet LNG Ltd. (India)	13		49
Phillips 66	7		696
Pioneer Natural Resources Co.	11		1,404
Polski Koncern Naftowy ORLEN SA (Poland)	3		70
PTT Exploration & Production PCL (Thailand)	25		97
PTT PCL (Thailand)	101		156
Reliance Industries Ltd., GDR (India) (d)	5		169
Reliance Industries Ltd. (India)	6		114
Repsol SA (Spain)	6		90
Rosneft Oil Co. PJSC, GDR (Russia) (c)	5		35
Royal Dutch Shell plc, Class A (Netherlands)	87		2,550
Royal Dutch Shell plc, Class B (Netherlands)	15		441
Santos Ltd. (Australia)	7		37
SK Innovation Co. Ltd. (South Korea)	1		91
S-Oil Corp. (South Korea)	1		89
Tatneft PJSC, ADR (Russia)	1		44
Tatneft PJSC, ADR (Russia)	–	(a)	14
Thai Oil PCL (Thailand)	35		79
TOTAL SA (France)	33		1,709
United Tractors Tbk. PT (Indonesia)	12		17
Valero Energy Corp.	1		54
Washington H Soul Pattinson & Co. Ltd. (Australia)	–	(a)	6
Williams Cos., Inc. (The)	30		729
Woodside Petroleum Ltd. (Australia)	4		81

			26,328

Paper & Forest Products — 0.0% (b)
Mondi plc (United Kingdom)	2		36
Mondi plc (United Kingdom)	1		23
Oji Holdings Corp. (Japan)	4		16
Sappi Ltd. (South Africa)	8		20
Stora Enso OYJ, Class R (Finland)	2		27
UPM-Kymmene OYJ (Finland)	2		63

			185

Personal Products — 0.5%
Beiersdorf AG (Germany)	–	(a)	47
Coty, Inc., Class A	26		276
Estee Lauder Cos., Inc. (The), Class A	–	(a)	67
Kao Corp. (Japan)	12		860
Kobayashi Pharmaceutical Co. Ltd. (Japan)	–	(a)	15
Kose Corp. (Japan)	–	(a)	17
L’Oreal SA (France)	4		1,059
Pola Orbis Holdings, Inc. (Japan)	–	(a)	9
Shiseido Co. Ltd. (Japan)	10		811
Unilever NV (United Kingdom)	29		1,720
Unilever plc (United Kingdom)	4		266

			5,147

Pharmaceuticals — 2.7%
Allergan plc	5		877
Astellas Pharma, Inc. (Japan)	8		107
AstraZeneca plc (United Kingdom)	5		468
Bayer AG (Registered) (Germany)	4		262
Bristol-Myers Squibb Co.	20		1,024
Catalent, Inc.*	24		1,128
Chugai Pharmaceutical Co. Ltd. (Japan)	1		70
CSPC Pharmaceutical Group Ltd. (China)	38		76
Daiichi Sankyo Co. Ltd. (Japan)	2		145
Eisai Co. Ltd. (Japan)	1		51
Elanco Animal Health, Inc.*	16		417
Eli Lilly & Co.	10		1,108
GlaxoSmithKline plc (United Kingdom)	87		1,873
H Lundbeck A/S (Denmark)	–	(a)	10
Hisamitsu Pharmaceutical Co., Inc. (Japan)	–	(a)	9
Hutchison China MediTech Ltd., ADR (Hong Kong)*	1		23
Ipsen SA (France)	–	(a)	15
Jazz Pharmaceuticals plc*	5		670
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	7		79
Johnson & Johnson	14		1,826
Kyowa Kirin Co. Ltd. (Japan)	1		18

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Merck & Co., Inc.	50		4,249
Merck KGaA (Germany)	1		58
Mitsubishi Tanabe Pharma Corp. (Japan)	1		9
Mylan NV*	1		16
Nektar Therapeutics*	5		85
Novartis AG (Registered) (Switzerland)	30		2,607
Novo Nordisk A/S, Class B (Denmark)	59		3,041
Ono Pharmaceutical Co. Ltd. (Japan)	2		27
Orion OYJ, Class B (Finland)	–	(a)	16
Otsuka Holdings Co. Ltd. (Japan)	2		60
Perrigo Co. plc	–	(a)	10
Pfizer, Inc.	132		4,736
Prestige Consumer Healthcare, Inc.*	6		220
Recordati SpA (Italy)	–	(a)	18
Richter Gedeon Nyrt. (Hungary)	3		50
Roche Holding AG (Switzerland)	9		2,719
Sanofi (France)	4		416
Santen Pharmaceutical Co. Ltd. (Japan)	1		24
Shionogi & Co. Ltd. (Japan)	1		61
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1		10
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	–	(a)	7
Takeda Pharmaceutical Co. Ltd. (Japan)	6		206
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	4		30
TherapeuticsMD, Inc.*	49		179
UCB SA (Belgium)	1		37
Vifor Pharma AG (Switzerland)	–	(a)	30
Zoetis, Inc.	1		91

			29,268

Professional Services — 0.3%
51job, Inc., ADR (China)*	1		56
Adecco Group AG (Registered) (Switzerland)	1		36
Bureau Veritas SA (France)	1		28
Equifax, Inc.	–	(a)	26
Experian plc (United Kingdom)	4		116
IHS Markit Ltd.*	11		742
Intertek Group plc (United Kingdom)	1		43
Nielsen Holdings plc	1		11
Persol Holdings Co. Ltd. (Japan)	1		13
Randstad NV (Netherlands)	–	(a)	23
Recruit Holdings Co. Ltd. (Japan)	24		727
RELX plc (United Kingdom)	35		828
RELX plc (United Kingdom)	8		186
Robert Half International, Inc.	–	(a)	10
SEEK Ltd. (Australia)	1		20
SGS SA (Registered) (Switzerland)	–	(a)	55
Teleperformance (France)	–	(a)	50
Verisk Analytics, Inc.	–	(a)	40
Wolters Kluwer NV (Netherlands)	1		81

			3,091

Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd. (Japan)	–	(a)	6
Aroundtown SA (Germany)	4		31
Ayala Land, Inc. (Philippines)	61		58
Azrieli Group Ltd. (Israel)	–	(a)	12
CapitaLand Ltd. (Singapore)	11		27
CBRE Group, Inc., Class A*	33		1,761
China Overseas Land & Investment Ltd. (China)	38		120
China Resources Land Ltd. (China)	10		42
China Vanke Co. Ltd., Class H (China)	29		102
City Developments Ltd. (Singapore)	2		12
CK Asset Holdings Ltd. (Hong Kong)	109		738
Country Garden Holdings Co. Ltd. (China)	88		111
Cushman & Wakefield plc*	25		460
Daito Trust Construction Co. Ltd. (Japan)	–	(a)	38
Daiwa House Industry Co. Ltd. (Japan)	2		75
Deutsche Wohnen SE (Germany)	1		52
Hang Lung Properties Ltd. (Hong Kong)	8		18
Henderson Land Development Co. Ltd. (Hong Kong)	6		26
Hongkong Land Holdings Ltd. (Hong Kong)	5		26
Hulic Co. Ltd. (Japan)	1		10
Hysan Development Co. Ltd. (Hong Kong)	2		8
Kerry Properties Ltd. (Hong Kong)	3		8
KWG Group Holdings Ltd. (China)*	45		39
Lendlease Group (Australia)	2		27
Longfor Group Holdings Ltd. (China) (c)	17		62
Mitsubishi Estate Co. Ltd. (Japan)	5		91
Mitsui Fudosan Co. Ltd. (Japan)	51		1,262
New World Development Co. Ltd. (Hong Kong)	24		31
Nomura Real Estate Holdings, Inc. (Japan)	1		11
Sino Land Co. Ltd. (Hong Kong)	12		18
Sumitomo Realty & Development Co. Ltd. (Japan)	1		50
Sun Hung Kai Properties Ltd. (Hong Kong)	7		93
Swire Pacific Ltd., Class A (Hong Kong)	2		19
Swire Properties Ltd. (Hong Kong)	5		15
Swiss Prime Site AG (Registered) (Switzerland)*	–	(a)	31
Tokyu Fudosan Holdings Corp. (Japan)	3		16
UOL Group Ltd. (Singapore)	2		10
Vonovia SE (Germany)	2		103
Wharf Holdings Ltd. (The) (Hong Kong)	5		11
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	5		27
Wheelock & Co. Ltd. (Hong Kong)	3		17

			5,674

Road & Rail — 0.7%
Aurizon Holdings Ltd. (Australia)	8		33
Central Japan Railway Co. (Japan)	1		124
ComfortDelGro Corp. Ltd. (Singapore)	9		15
Container Corp. of India Ltd. (India)	6		48

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
CSX Corp.	1		84
DSV A/S (Denmark)	1		83
East Japan Railway Co. (Japan)	1		115
Hankyu Hanshin Holdings, Inc. (Japan)	1		35
JB Hunt Transport Services, Inc.	–	(a)	14
Kansas City Southern	–	(a)	20
Keikyu Corp. (Japan)	1		17
Keio Corp. (Japan)	–	(a)	25
Keisei Electric Railway Co. Ltd. (Japan)	1		21
Kintetsu Group Holdings Co. Ltd. (Japan)	1		36
Knight-Swift Transportation Holdings, Inc.	12		437
Kyushu Railway Co. (Japan)	1		19
Landstar System, Inc.	4		396
Lyft, Inc., Class A*	7		271
MTR Corp. Ltd. (Hong Kong)	6		34
Nagoya Railroad Co. Ltd. (Japan)	1		21
Nippon Express Co. Ltd. (Japan)	–	(a)	15
Norfolk Southern Corp.	15		2,742
Odakyu Electric Railway Co. Ltd. (Japan)	1		29
Old Dominion Freight Line, Inc.	4		707
Seibu Holdings, Inc. (Japan)	1		14
Tobu Railway Co. Ltd. (Japan)	1		23
Tokyu Corp. (Japan)	36		668
Union Pacific Corp.	6		949
West Japan Railway Co. (Japan)	1		59

			7,054

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*	58		1,670
Advantest Corp. (Japan)	1		36
Analog Devices, Inc.	24		2,716
Applied Materials, Inc.	1		71
ASE Technology Holding Co. Ltd. (Taiwan)	25		57
ASM Pacific Technology Ltd. (Hong Kong)	1		15
ASML Holding NV (Netherlands)	12		3,047
Broadcom, Inc.	1		168
Cabot Microelectronics Corp.	4		532
Disco Corp. (Japan)	–	(a)	19
Globalwafers Co. Ltd. (Taiwan)	4		40
Infineon Technologies AG (Germany)	64		1,154
Intel Corp.	7		349
KLA Corp.	5		779
Lam Research Corp.	–	(a)	52
Maxim Integrated Products, Inc.	7		400
MediaTek, Inc. (Taiwan)	10		119
Microchip Technology, Inc.	4		390
Micron Technology, Inc.*	2		72
NVIDIA Corp.	13		2,203
NXP Semiconductors NV (Netherlands)	1		125
Qorvo, Inc.*	–	(a)	12
QUALCOMM, Inc.	17		1,265
Renesas Electronics Corp. (Japan)*	3		20
Rohm Co. Ltd. (Japan)	–	(a)	31
SK Hynix, Inc. (South Korea)	3		210
Skyworks Solutions, Inc.	–	(a)	20
STMicroelectronics NV (Switzerland)	3		54
SUMCO Corp. (Japan)	1		15
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	108		5,023
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	343		3,046
Texas Instruments, Inc.	9		1,157
Tokyo Electron Ltd. (Japan)	1		115
Vanguard International Semiconductor Corp. (Taiwan)	34		69
Xilinx, Inc.	5		520

			25,571

Software — 3.0%
Adobe, Inc.*	1		205
ANSYS, Inc.*	–	(a)	27
Aspen Technology, Inc.*	4		485
Autodesk, Inc.*	–	(a)	49
Cadence Design Systems, Inc.*	–	(a)	28
Check Point Software Technologies Ltd. (Israel)*	–	(a)	54
Citrix Systems, Inc.	–	(a)	18
Coupa Software, Inc.*	1		151
CyberArk Software Ltd.*	–	(a)	15
Dassault Systemes SE (France)	1		74
Fair Isaac Corp.*	1		320
Fortinet, Inc.*	–	(a)	16
Guidewire Software, Inc.*	4		460
Intuit, Inc.	5		1,362
Kingdee International Software Group Co. Ltd. (China)	69		73
Micro Focus International plc (United Kingdom)	1		19
Microsoft Corp.	120		16,619
Nice Ltd. (Israel)*	–	(a)	36
Oracle Corp. (Japan)	–	(a)	17
Oracle Corp.	4		202
Q2 Holdings, Inc.*	6		483
Sage Group plc (The) (United Kingdom)	4		37
salesforce.com, Inc.*	27		3,976
SAP SE (Germany)	15		1,801
ServiceNow, Inc.*	4		1,010
Slack Technologies, Inc., Class A*	7		174
Splunk, Inc.*	6		737
SS&C Technologies Holdings, Inc.	19		971
Symantec Corp.	1		20
Synopsys, Inc.*	5		734
Tata Elxsi Ltd. (India)	3		31
Temenos AG (Registered) (Switzerland)*	–	(a)	44
Trade Desk, Inc. (The), Class A*	3		499
Trend Micro, Inc. (Japan)	1		24
Tyler Technologies, Inc.*	2		547
Workday, Inc., Class A*	2		348
Zscaler, Inc.*	7		310

			31,976

Specialty Retail — 1.7%
ABC-Mart, Inc. (Japan)	–	(a)	13
Advance Auto Parts, Inc.	4		658

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
AutoZone, Inc.*	1		1,280
Best Buy Co., Inc.	7		459
CarMax, Inc.*	–	(a)	22
Dufry AG (Registered) (Switzerland)*	–	(a)	15
Fast Retailing Co. Ltd. (Japan)	–	(a)	119
Gap, Inc. (The)	–	(a)	4
Hennes & Mauritz AB, Class B (Sweden)	3		62
Hikari Tsushin, Inc. (Japan)	–	(a)	22
Home Depot, Inc. (The)	19		4,407
Industria de Diseno Textil SA (Spain)	47		1,443
Kingfisher plc (United Kingdom)	9		22
L Brands, Inc.	–	(a)	7
Lowe’s Cos., Inc.	1		130
Mr Price Group Ltd. (South Africa)	16		167
Murphy USA, Inc.*	4		359
National Vision Holdings, Inc.*	12		300
Nitori Holdings Co. Ltd. (Japan)	–	(a)	44
O’Reilly Automotive, Inc.*	9		3,593
Ross Stores, Inc.	19		2,097
Shimamura Co. Ltd. (Japan)	–	(a)	8
Tiffany & Co.	6		524
TJX Cos., Inc. (The)	25		1,395
Tractor Supply Co.	9		816
Ulta Beauty, Inc.*	–	(a)	21
USS Co. Ltd. (Japan)	1		20
Yamada Denki Co. Ltd. (Japan)	3		13

			18,020

Storage — 0.0% (b)
Life Storage, Inc., REIT	1		105

Technology Hardware, Storage & Peripherals — 1.3%
Advantech Co. Ltd. (Taiwan)	7		62
Apple, Inc.	41		9,206
Brother Industries Ltd. (Japan)	1		15
Canon, Inc. (Japan)	4		104
Catcher Technology Co. Ltd. (Taiwan)	13		98
FUJIFILM Holdings Corp. (Japan)	1		62
Hewlett Packard Enterprise Co.	14		216
HP, Inc.	2		43
Inventec Corp. (Taiwan)	70		48
Konica Minolta, Inc. (Japan)	2		13
NEC Corp. (Japan)	1		42
NetApp, Inc.	–	(a)	19
Quanta Computer, Inc. (Taiwan)	37		68
Ricoh Co. Ltd. (Japan)	3		24
Samsung Electronics Co. Ltd. (South Korea)	105		4,283
Seagate Technology plc	–	(a)	19
Seiko Epson Corp. (Japan)	1		14
Western Digital Corp.	–	(a)	27
Xerox Holdings Corp.	–	(a)	2

			14,365

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	3		950
ANTA Sports Products Ltd. (China)	13		107
Burberry Group plc (United Kingdom)	39		1,035
Capri Holdings Ltd.*	–	(a)	7
Carter’s, Inc.	4		328
CCC SA (Poland)	1		32
Cie Financiere Richemont SA (Registered) (Switzerland)	11		793
Columbia Sportswear Co.	4		360
EssilorLuxottica SA (France)	6		907
Hanesbrands, Inc.	1		8
Hermes International (France)	–	(a)	88
HUGO BOSS AG (Germany)	–	(a)	14
Kering SA (France)	–	(a)	154
Lululemon Athletica, Inc.*	4		710
LVMH Moet Hennessy Louis Vuitton SE (France)	8		2,994
Moncler SpA (Italy)	1		26
NIKE, Inc., Class B	2		180
Pandora A/S (Denmark)	–	(a)	17
Puma SE (Germany)	–	(a)	26
PVH Corp.	–	(a)	10
Ralph Lauren Corp.	–	(a)	7
Shenzhou International Group Holdings Ltd. (China)	8		99
Swatch Group AG (The) (Switzerland)	–	(a)	31
Swatch Group AG (The) (Registered) (Switzerland)	–	(a)	12
Tapestry, Inc.	–	(a)	11
Under Armour, Inc., Class A*	–	(a)	6
Under Armour, Inc., Class C*	–	(a)	5
VF Corp.	–	(a)	44
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3		7

			8,968

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	92		2,558

Tobacco — 0.3%
Altria Group, Inc.	3		117
British American Tobacco plc (United Kingdom)	9		337
Hanjaya Mandala Sampoerna Tbk. PT (Indonesia)	230		37
Imperial Brands plc (United Kingdom)	4		86
ITC Ltd. (India)	222		816
Japan Tobacco, Inc. (Japan)	5		107
KT&G Corp. (South Korea)	1		114
Philip Morris International, Inc.	14		1,096
Swedish Match AB (Sweden)	1		28

			2,738

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	1		28
Applied Industrial Technologies, Inc.	8		441
Ashtead Group plc (United Kingdom)	2		52
Brenntag AG (Germany)	1		30
Bunzl plc (United Kingdom)	1		35
Fastenal Co.	1		28
Ferguson plc	12		851
ITOCHU Corp. (Japan)	5		112
Marubeni Corp. (Japan)	6		41
Mitsubishi Corp. (Japan)	5		133
Mitsui & Co. Ltd. (Japan)	7		108
MonotaRO Co. Ltd. (Japan)	1		13
Sumitomo Corp. (Japan)	5		75

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Toyota Tsusho Corp. (Japan)	1		26
United Rentals, Inc.*	–	(a)	14
WW Grainger, Inc.	–	(a)	20

			2,007

Transportation Infrastructure — 0.0% (b)
Aena SME SA (Spain) (c)	–	(a)	49
Aeroports de Paris (France)	–	(a)	22
Atlantia SpA (Italy)	2		48
Auckland International Airport Ltd. (New Zealand)	4		23
DP World plc (United Arab Emirates)	2		31
Fraport AG Frankfurt Airport Services Worldwide (Germany)	–	(a)	14
Getlink SE (France)	2		26
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)	6		56
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)	4		68
International Container Terminal Services, Inc. (Philippines)	16		36
Japan Airport Terminal Co. Ltd. (Japan)	–	(a)	9
Kamigumi Co. Ltd. (Japan)	–	(a)	9
SATS Ltd. (Singapore)	3		10
Sydney Airport (Australia)	4		24
Transurban Group (Australia)	11		106

			531

Water Utilities — 0.0% (b)
American Water Works Co., Inc.	–	(a)	34
Severn Trent plc (United Kingdom)	1		26
United Utilities Group plc (United Kingdom)	3		27

			87

Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG (Germany)	–	(a)	7
America Movil SAB de CV, Series L (Mexico)	227		168
China Mobile Ltd. (China)	27		220
Far EasTone Telecommunications Co. Ltd. (Taiwan)	20		47
KDDI Corp. (Japan)	7		183
Millicom International Cellular SA, SDR (Colombia)	–	(a)	13
Mobile TeleSystems PJSC, ADR (Russia)	5		39
MTN Group Ltd. (South Africa)	4		26
NTT DOCOMO, Inc. (Japan)	5		135
Softbank Corp. (Japan)	7		91
SoftBank Group Corp. (Japan)	7		260
Taiwan Mobile Co. Ltd. (Taiwan)	24		87
Tele2 AB, Class B (Sweden)	2		30
TIM Participacoes SA (Brazil)*	24		69
T-Mobile US, Inc.*	5		418
Turkcell Iletisim Hizmetleri A/S (Turkey)	16		37
Vodacom Group Ltd. (South Africa)	11		87
Vodafone Group plc (United Kingdom)	106		212

			2,129

TOTAL COMMON STOCKS (Cost $508,885)			632,607

	Principal Amount (000)
CORPORATE BONDS — 9.6%
Aerospace & Defense — 0.2%
Arconic, Inc.
5.13%, 10/1/2024	149		159
5.90%, 2/1/2027	154		172
5.95%, 2/1/2037	61		66
Boeing Co. (The) 3.95%, 8/1/2059	100		110
Bombardier, Inc. (Canada)
6.13%, 1/15/2023 (d)	87		89
7.50%, 12/1/2024 (d)	183		184
7.50%, 3/15/2025 (d)	105		105
7.88%, 4/15/2027 (d)	113		112
L3Harris Technologies, Inc. 3.85%, 12/15/2026 (d)	100		108
Precision Castparts Corp. 4.20%, 6/15/2035	150		167
TransDigm, Inc. 6.25%, 3/15/2026 (d)	282		303
Triumph Group, Inc.
6.25%, 9/15/2024 (d)	15		16
7.75%, 8/15/2025	40		40
United Technologies Corp.
5.40%, 5/1/2035	40		51
4.63%, 11/16/2048	350		438

			2,120

Air Freight & Logistics — 0.0% (b)
XPO Logistics, Inc.
6.50%, 6/15/2022 (d)	74		76
6.13%, 9/1/2023 (d)	157		162
6.75%, 8/15/2024 (d)	148		160

			398

Airlines — 0.0% (b)
American Airlines Group, Inc. 5.00%, 6/1/2022 (d)	47		49
United Airlines Holdings, Inc. 5.00%, 2/1/2024	69		72

			121

Auto Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (d)	200		163
Adient US LLC 7.00%, 5/15/2026 (d)	115		120
Allison Transmission, Inc.
5.00%, 10/1/2024 (d)	110		112
4.75%, 10/1/2027 (d)	20		21
5.88%, 6/1/2029 (d)	40		43
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	350		339
6.25%, 3/15/2026	183		175
6.50%, 4/1/2027	245		233

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (d)	245	223
Delphi Technologies plc 5.00%, 10/1/2025 (d)	255	226
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	86	87
4.88%, 3/15/2027	203	200
Icahn Enterprises LP
6.38%, 12/15/2025	145	153
6.25%, 5/15/2026 (d)	44	46
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (d)	120	124
Panther BF Aggregator 2 LP 6.25%, 5/15/2026 (d)	96	101
Tenneco, Inc. 5.00%, 7/15/2026	160	131

		2,497

Automobiles — 0.0% (b)
Daimler Finance North America LLC (Germany) 8.50%, 1/18/2031	102	152
General Motors Co. 6.60%, 4/1/2036	50	57

		209

Banks — 0.4%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	141	144
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (e) (f) (g)	100	109
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (e)	775	833
Barclays plc (United Kingdom)
3.68%, 1/10/2023	200	203
5.20%, 5/12/2026	200	213
BB&T Corp. 2.50%, 8/1/2024	75	76
CIT Group, Inc.
4.75%, 2/16/2024	107	113
5.25%, 3/7/2025	39	43
6.13%, 3/9/2028	44	51
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (e) (f) (g)	70	73
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (e)	750	803
6.68%, 9/13/2043	27	39
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	53
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (d)	200	216
HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	300	316
Huntington Bancshares, Inc. 2.63%, 8/6/2024	150	152
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	207
Royal Bank of Scotland Group plc (United Kingdom) 5.13%, 5/28/2024	125	133
Wells Fargo & Co.
3.00%, 4/22/2026	750	769
4.40%, 6/14/2046	47	53
4.75%, 12/7/2046	53	63

		4,662

Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	445	515
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	55	63
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	75	82

		660

Biotechnology — 0.0% (b)
AbbVie, Inc. 4.40%, 11/6/2042	120	124
Baxalta, Inc. 3.60%, 6/23/2022	10	10
Gilead Sciences, Inc.
3.70%, 4/1/2024	20	21
3.50%, 2/1/2025	10	11
4.15%, 3/1/2047	100	111

		277

Building Products — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (d)	36	36
American Woodmark Corp. 4.88%, 3/15/2026 (d)	140	141
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (d)	200	207
James Hardie International Finance DAC 4.75%, 1/15/2025 (d)	200	206
JELD-WEN, Inc.
4.63%, 12/15/2025 (d)	115	115
4.88%, 12/15/2027 (d)	40	40
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (d)	65	70
Standard Industries, Inc.
6.00%, 10/15/2025 (d)	50	53
5.00%, 2/15/2027 (d)	33	34
4.75%, 1/15/2028 (d)	240	248
Summit Materials LLC 5.13%, 6/1/2025 (d)	85	87

		1,237

Capital Markets — 0.3%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (d)	44	49
Brookfield Finance, Inc. (Canada) 4.70%, 9/20/2047	50	55
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	100	145

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	115	115
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	36	39
3.50%, 11/16/2026	100	104
3.85%, 1/26/2027	700	742
Invesco Finance plc 3.75%, 1/15/2026	62	66
LPL Holdings, Inc. 5.75%, 9/15/2025 (d)	80	83
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (d)	80	84
Morgan Stanley 3.88%, 1/27/2026	850	912
MSCI, Inc. 5.38%, 5/15/2027 (d)	146	156
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	47	48

		2,598

Chemicals — 0.3%
Chemours Co. (The)
6.63%, 5/15/2023	110	109
7.00%, 5/15/2025	150	142
CVR Partners LP 9.25%, 6/15/2023 (d)	309	322
Dow Chemical Co. (The)
4.13%, 11/15/2021	19	20
3.00%, 11/15/2022	19	19
4.80%, 5/15/2049 (d)	100	111
FXI Holdings, Inc. 7.88%, 11/1/2024 (d)	8	7
Gates Global LLC 6.00%, 7/15/2022 (d)	220	219
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (d)	140	143
Hexion, Inc. 7.88%, 7/15/2027 (d)	39	39
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (d)	280	288
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	8	9
Mosaic Co. (The) 5.63%, 11/15/2043	30	33
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (d)	85	87
5.25%, 6/1/2027 (d)	270	281
Nutrien Ltd. (Canada)
3.63%, 3/15/2024	50	52
3.38%, 3/15/2025	22	23
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	90	93
5.25%, 12/15/2026	145	152
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	50	51
3.80%, 8/15/2049	100	102
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026 (d)	150	150
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (d)	265	257
Tronox Finance plc 5.75%, 10/1/2025 (d)	46	44
Tronox, Inc. 6.50%, 4/15/2026 (d)	23	22
Venator Finance SARL 5.75%, 7/15/2025 (d)	95	80
WR Grace & Co.-Conn 5.63%, 10/1/2024 (d)	30	32

		2,887

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (d)	233	241
ADT Security Corp. (The)
4.13%, 6/15/2023	80	81
4.88%, 7/15/2032 (d)	75	66
Aramark Services, Inc. 5.00%, 2/1/2028 (d)	145	150
Brink’s Co. (The) 4.63%, 10/15/2027 (d)	130	131
Clean Harbors, Inc. 4.88%, 7/15/2027 (d)	30	31
Covanta Holding Corp. 5.88%, 7/1/2025	40	42
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (d)	279	287
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (d)	26	21
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (d)	25	25
5.00%, 2/1/2025 (d)	27	27
Nielsen Finance LLC 5.00%, 4/15/2022 (d)	130	130
Pitney Bowes, Inc.
4.95%, 4/1/2023 (h)	51	50
4.63%, 3/15/2024	15	15
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (d)	77	81
5.25%, 4/15/2024 (d)	47	48
5.75%, 4/15/2026 (d)	150	156

		1,582

Communications Equipment — 0.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (d)	364	328
5.00%, 3/15/2027 (d)	52	43
CommScope, Inc.
5.50%, 3/1/2024 (d)	71	73
6.00%, 3/1/2026 (d)	280	290
8.25%, 3/1/2027 (d)	86	84
Nokia OYJ (Finland) 4.38%, 6/12/2027	83	87
Plantronics, Inc. 5.50%, 5/31/2023 (d)	155	155

		1,060

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Construction & Engineering — 0.0% (b)
AECOM 5.13%, 3/15/2027	104	109
MasTec, Inc. 4.88%, 3/15/2023	101	103

		212

Construction Materials — 0.0% (b)
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	79

Consumer Finance — 0.2%
Ally Financial, Inc.
4.63%, 5/19/2022	225	233
8.00%, 11/1/2031	60	83
American Honda Finance Corp. 2.15%, 9/10/2024	100	99
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (d)	102	109
5.13%, 10/1/2023 (d)	99	105
4.38%, 5/1/2026 (d)	85	88
Capital One Financial Corp. 4.20%, 10/29/2025	175	186
Caterpillar Financial Services Corp. 1.90%, 9/6/2022	92	92
Curo Group Holdings Corp. 8.25%, 9/1/2025 (d)	190	166
FirstCash, Inc. 5.38%, 6/1/2024 (d)	55	57
General Motors Financial Co., Inc. 4.25%, 5/15/2023	120	125
ILFC E-Capital Trust II 4.02%, 12/21/2065 (d)	200	139
John Deere Capital Corp.
2.25%, 9/14/2026	43	43
2.80%, 7/18/2029	100	103
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (d)	80	86
Springleaf Finance Corp.
5.63%, 3/15/2023	30	32
8.25%, 10/1/2023	180	210
6.13%, 3/15/2024	75	81
6.88%, 3/15/2025	40	44
7.13%, 3/15/2026	120	133
6.63%, 1/15/2028	39	42
Synchrony Financial 4.25%, 8/15/2024	120	127

		2,383

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland) 6.00%, 2/15/2025 (d)	340	355
Berry Global, Inc.
4.88%, 7/15/2026 (d)	220	227
5.63%, 7/15/2027 (d)	42	44
Crown Americas LLC 4.75%, 2/1/2026	35	37
Greif, Inc. 6.50%, 3/1/2027 (d)	173	183
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026 (d)	39	41
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (d)	105	109
10.50%, 7/15/2027 (d)	75	76
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (d)	360	371
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	310	311
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (d) (h)	200	210
WRKCo, Inc. 3.00%, 9/15/2024	100	102

		2,066

Distributors — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (d)	99	104

Diversified Consumer Services — 0.0% (b)
Service Corp. International
7.50%, 4/1/2027	120	147
4.63%, 12/15/2027	100	104
5.13%, 6/1/2029	65	69
Sotheby’s 4.88%, 12/15/2025 (d)	65	66

		386

Diversified Financial Services — 0.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (d)	81	81
Allied Universal Holdco LLC
6.63%, 7/15/2026 (d)	21	22
9.75%, 7/15/2027 (d)	22	23
CNG Holdings, Inc. 12.50%, 6/15/2024 (d)	195	190
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	200	210
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (d)	57	61
8.25%, 11/15/2026 (d)	67	74
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	125	132

		793

Diversified Telecommunication Services — 0.9%
Altice France SA (France) 7.38%, 5/1/2026 (d)	535	574
AT&T, Inc.
4.13%, 2/17/2026	20	22
4.90%, 8/15/2037	150	170
5.15%, 11/15/2046	400	464
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (h)	100	153

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CCO Holdings LLC
5.13%, 2/15/2023	138	140
5.88%, 4/1/2024 (d)	52	54
5.75%, 2/15/2026 (d)	1,290	1,361
5.50%, 5/1/2026 (d)	525	550
5.13%, 5/1/2027 (d)	365	381
5.00%, 2/1/2028 (d)	45	47
4.75%, 3/1/2030 (d)	108	109
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	115	121
Series W, 6.75%, 12/1/2023	45	49
Series Y, 7.50%, 4/1/2024	65	73
5.63%, 4/1/2025	405	420
Series G, 6.88%, 1/15/2028	49	51
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (d)	90	83
8.00%, 10/15/2025 (d)	89	79
Embarq Corp. 8.00%, 6/1/2036	219	216
Frontier Communications Corp.
7.13%, 1/15/2023	55	25
7.63%, 4/15/2024	25	11
6.88%, 1/15/2025	14	6
11.00%, 9/15/2025	67	30
8.50%, 4/1/2026 (d)	207	207
8.00%, 4/1/2027 (d)	150	158
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	330	308
8.00%, 2/15/2024 (d)	250	260
8.50%, 10/15/2024 (d)	183	184
9.75%, 7/15/2025 (d)	205	214
Level 3 Financing, Inc.
5.13%, 5/1/2023	95	96
5.38%, 1/15/2024	240	245
5.38%, 5/1/2025	120	124
5.25%, 3/15/2026	10	11
Level 3 Parent LLC 5.75%, 12/1/2022	75	75
Qwest Corp. 6.88%, 9/15/2033	36	36
Sprint Capital Corp. 8.75%, 3/15/2032	621	766
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	215	237
6.00%, 9/30/2034	185	197
Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	102	104
Verizon Communications, Inc.
4.13%, 3/16/2027	300	331
4.40%, 11/1/2034	100	114
5.25%, 3/16/2037	91	113
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026 (d)	200	205
5.50%, 8/15/2026 (d)	200	210
Windstream Services LLC
9.00%, 6/30/2025 (d) (i)	345	186
8.63%, 10/31/2025 (d) (h)	62	63

		9,633

Electric Utilities — 0.2%
AEP Transmission Co. LLC 3.15%, 9/15/2049	50	49
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	29	29
Duke Energy Progress LLC 4.10%, 3/15/2043	150	169
Evergy, Inc. 4.85%, 6/1/2021	35	36
Florida Power & Light Co. 3.15%, 10/1/2049	150	152
Kansas City Power & Light Co. 5.30%, 10/1/2041	54	70
Nevada Power Co. 5.45%, 5/15/2041	34	43
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (d)	63	65
4.50%, 9/15/2027 (d)	65	66
PECO Energy Co. 4.80%, 10/15/2043	100	125
Pennsylvania Electric Co. 3.25%, 3/15/2028 (d)	75	77
PPL Electric Utilities Corp. 4.75%, 7/15/2043	42	52
Southern Co. (The) 4.40%, 7/1/2046	150	168
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	50	53
Southwestern Public Service Co. 3.75%, 6/15/2049	100	111
Terraform Global Operating LLC 6.13%, 3/1/2026 (d)	63	65
Virginia Electric & Power Co. 4.00%, 1/15/2043	75	83
Vistra Operations Co. LLC 5.50%, 9/1/2026 (d)	190	199

		1,612

Electrical Equipment — 0.0% (b)
Vertiv Group Corp. 9.25%, 10/15/2024 (d)	80	77

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.50%, 3/1/2023	100	105
CDW LLC
5.50%, 12/1/2024	45	50
5.00%, 9/1/2025	165	172
4.25%, 4/1/2028	158	161
MTS Systems Corp. 5.75%, 8/15/2027 (d)	77	80

		568

Energy Equipment & Services — 0.1%
Archrock Partners LP 6.00%, 10/1/2022	95	96
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026 (d)	55	25

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	31	15
Nabors Industries, Inc. 5.75%, 2/1/2025	115	85
Noble Holding International Ltd.
6.20%, 8/1/2040	38	17
5.25%, 3/15/2042	24	10
Oceaneering International, Inc. 6.00%, 2/1/2028	61	58
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	3	3
7.75%, 12/15/2023	105	102
5.25%, 11/15/2024	43	38
7.13%, 1/15/2026 (d)	75	69
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (d)	148	132
Transocean Guardian Ltd. 5.88%, 1/15/2024 (d)	187	188
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (d)	20	20
Transocean Pontus Ltd. 6.13%, 8/1/2025 (d)	85	86
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (d)	84	87
Transocean Proteus Ltd. 6.25%, 12/1/2024 (d)	77	78
Transocean, Inc.
9.00%, 7/15/2023 (d)	43	45
7.25%, 11/1/2025 (d)	43	38
7.50%, 4/15/2031	54	38
9.35%, 12/15/2041 (h)	68	49
USA Compression Partners LP
6.88%, 4/1/2026	46	48
6.88%, 9/1/2027 (d)	7	7
Valaris plc 5.75%, 10/1/2044	71	30

		1,364

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	85	81
5.88%, 11/15/2026	25	23
6.13%, 5/15/2027	45	41
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (d)	59	63
Netflix, Inc.
5.88%, 2/15/2025	22	24
4.88%, 4/15/2028	145	148
5.88%, 11/15/2028	142	154
5.38%, 11/15/2029 (d)	85	88
Viacom, Inc.
3.88%, 4/1/2024	11	12
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	145	150
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	55	59
Walt Disney Co. (The) 2.75%, 9/1/2049	125	120

		963

Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	134	140
American Tower Corp. 2.75%, 1/15/2027	100	100
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (d)	80	83
CyrusOne LP 5.38%, 3/15/2027	43	46
Equinix, Inc.
5.75%, 1/1/2025	70	73
5.88%, 1/15/2026	120	127
ERP Operating LP 4.63%, 12/15/2021	58	61
ESH Hospitality, Inc.
5.25%, 5/1/2025 (d)	220	228
4.63%, 10/1/2027 (d)	139	139
GEO Group, Inc. (The) 5.88%, 10/15/2024	210	180
GLP Capital LP
5.25%, 6/1/2025	75	83
5.75%, 6/1/2028	75	85
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	52	54
HAT Holdings I LLC 5.25%, 7/15/2024 (d)	34	36
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	10	10
Iron Mountain, Inc.
5.75%, 8/15/2024	45	46
4.88%, 9/15/2027 (d)	319	326
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	65	71
5.75%, 2/1/2027 (d)	79	89
4.50%, 1/15/2028	15	15
National Retail Properties, Inc. 3.60%, 12/15/2026	51	54
Realty Income Corp. 3.65%, 1/15/2028	50	54
Regency Centers LP 2.95%, 9/15/2029	18	18
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (d)	95	98
SBA Communications Corp. 4.88%, 9/1/2024	125	129
Senior Housing Properties Trust 4.75%, 2/15/2028	150	151
Simon Property Group LP 2.45%, 9/13/2029	48	47
Uniti Group LP
6.00%, 4/15/2023 (d)	80	78
7.13%, 12/15/2024 (d)	20	17
VICI Properties 1 LLC 8.00%, 10/15/2023	132	144
Welltower, Inc. 3.10%, 1/15/2030	190	190

		2,972

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
6.63%, 6/15/2024	240	251
5.75%, 3/15/2025	115	119
7.50%, 3/15/2026 (d)	179	199
Kroger Co. (The)
4.50%, 1/15/2029	100	112
5.40%, 7/15/2040	25	28
New Albertsons LP
7.75%, 6/15/2026	10	10
7.45%, 8/1/2029	56	57
8.70%, 5/1/2030	210	220
8.00%, 5/1/2031	29	29
Rite Aid Corp. 6.13%, 4/1/2023 (d)	265	210

		1,235

Food Products — 0.2%
B&G Foods, Inc. 5.25%, 4/1/2025	169	173
Campbell Soup Co. 3.95%, 3/15/2025	20	21
Cargill, Inc. 3.30%, 3/1/2022 (d)	100	102
Dole Food Co., Inc. 7.25%, 6/15/2025 (d)	118	111
JBS USA LUX SA
5.75%, 6/15/2025 (d)	441	460
6.75%, 2/15/2028 (d)	138	153
6.50%, 4/15/2029 (d)	104	115
5.50%, 1/15/2030 (d)	216	229
Kraft Heinz Foods Co. 6.88%, 1/26/2039	100	123
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	38	42
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (d)	105	109
5.88%, 9/30/2027 (d)	101	108
Post Holdings, Inc.
5.00%, 8/15/2026 (d)	114	118
5.75%, 3/1/2027 (d)	210	223
5.63%, 1/15/2028 (d)	40	42
5.50%, 12/15/2029 (d)	66	69
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (d)	85	88

		2,286

Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	167	179
5.88%, 8/20/2026	25	28
5.75%, 5/20/2027	39	42
Atmos Energy Corp. 3.38%, 9/15/2049	80	82
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	86	88
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (d)	31	34

		453

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	50	64
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023 (d)	25	26
5.00%, 2/15/2025 (d)	33	34
Hologic, Inc. 4.38%, 10/15/2025 (d)	142	146
Medtronic, Inc.
3.50%, 3/15/2025	125	134
4.63%, 3/15/2045	82	105
Teleflex, Inc.
5.25%, 6/15/2024	55	57
4.88%, 6/1/2026	32	33
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	35	36
3.55%, 4/1/2025	50	53

		688

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	73	74
Aetna, Inc. 4.75%, 3/15/2044	30	33
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (d)	41	36
Anthem, Inc. 2.38%, 1/15/2025	150	149
Centene Corp.
6.13%, 2/15/2024	54	56
4.75%, 1/15/2025	57	59
5.38%, 6/1/2026 (d)	24	25
CommonSpirit Health 3.35%, 10/1/2029	67	68
Community Health Systems, Inc.
5.13%, 8/1/2021	40	40
6.25%, 3/31/2023	128	127
8.63%, 1/15/2024 (d)	185	191
8.13%, 6/30/2024 (d)	141	112
8.00%, 3/15/2026 (d)	24	24
CVS Health Corp. 3.25%, 8/15/2029	44	44
DaVita, Inc.
5.13%, 7/15/2024	135	137
5.00%, 5/1/2025	397	396
Encompass Health Corp.
5.75%, 11/1/2024	197	199
4.50%, 2/1/2028	55	56
Envision Healthcare Corp. 8.75%, 10/15/2026 (d)	236	144
Express Scripts Holding Co. 3.50%, 6/15/2024	240	250
HCA, Inc.
7.50%, 2/15/2022	100	111
5.88%, 5/1/2023	195	214

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
5.38%, 2/1/2025	105	115
5.88%, 2/15/2026	1,168	1,306
5.38%, 9/1/2026	116	127
5.63%, 9/1/2028	184	205
5.88%, 2/1/2029	91	102
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	235	216
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (d) (j)	102	87
Team Health Holdings, Inc. 6.38%, 2/1/2025 (d)	195	135
Tenet Healthcare Corp.
6.75%, 6/15/2023	345	362
4.63%, 7/15/2024	94	97
4.63%, 9/1/2024 (d)	26	27
5.13%, 5/1/2025	131	133
7.00%, 8/1/2025	20	20
4.88%, 1/1/2026 (d)	432	443
6.25%, 2/1/2027 (d)	260	271
5.13%, 11/1/2027 (d)	188	194
UnitedHealth Group, Inc. 2.88%, 8/15/2029	100	102
WellCare Health Plans, Inc. 5.25%, 4/1/2025	106	110

		6,597

Health Care Technology — 0.0% (b)
IQVIA, Inc. 5.00%, 10/15/2026 (d)	200	209

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (d)	270	278
3.88%, 1/15/2028 (d)	75	75
Boyd Gaming Corp. 6.38%, 4/1/2026	97	103
Boyne USA, Inc. 7.25%, 5/1/2025 (d)	201	219
CCM Merger, Inc. 6.00%, 3/15/2022 (d)	60	61
Cedar Fair LP
5.38%, 4/15/2027	4	4
5.25%, 7/15/2029 (d)	20	22
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (d)	54	45
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (d)	213	227
Enterprise Development Authority (The) 12.00%, 7/15/2024 (d)	161	176
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (d)	120	125
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	132	138
4.88%, 1/15/2030 (d)[1]	48	51
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	47	50
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	205	211
4.88%, 4/1/2027	60	64
International Game Technology plc
6.50%, 2/15/2025 (d)	200	222
6.25%, 1/15/2027 (d)	200	222
IRB Holding Corp. 6.75%, 2/15/2026 (d)	107	108
Jack Ohio Finance LLC 6.75%, 11/15/2021 (d)	185	189
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	246	265
4.75%, 1/15/2028 (d)	10	10
McDonald’s Corp. 4.88%, 7/15/2040	50	59
Melco Resorts Finance Ltd. (Hong Kong) 5.63%, 7/17/2027 (d)	200	207
MGM Resorts International
5.75%, 6/15/2025	185	204
4.63%, 9/1/2026	538	561
5.50%, 4/15/2027	120	131
Sabre GLBL, Inc. 5.38%, 4/15/2023 (d)	140	143
Scientific Games International, Inc.
10.00%, 12/1/2022	42	43
5.00%, 10/15/2025 (d)	275	284
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (d)	117	121
5.50%, 4/15/2027 (d)	20	21
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (d)	134	143
Station Casinos LLC 5.00%, 10/1/2025 (d)	64	65
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (d)	59	62
VOC Escrow Ltd. 5.00%, 2/15/2028 (d)	56	58
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (h)	34	36
6.35%, 10/1/2025 (h)	36	40
5.75%, 4/1/2027 (h)	34	36
Wynn Las Vegas LLC 5.50%, 3/1/2025 (d)	332	349
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (d)	140	147
Yum! Brands, Inc. 4.75%, 1/15/2030 (d)	42	43

		5,618

Household Durables — 0.1%
Lennar Corp.
4.75%, 5/30/2025	130	139
5.00%, 6/15/2027	35	37
Tempur Sealy International, Inc.
5.63%, 10/15/2023	319	328
5.50%, 6/15/2026	113	118

		622

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	55	57
5.13%, 2/1/2028	195	199
Energizer Holdings, Inc.
5.50%, 6/15/2025 (d)	130	135
7.75%, 1/15/2027 (d)	185	206
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (d)	49	43
Spectrum Brands, Inc.
6.13%, 12/15/2024	59	61
5.75%, 7/15/2025	328	342
5.00%, 10/1/2029 (d)	31	32

		1,075

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. 5.50%, 4/15/2025	140	146
Calpine Corp.
5.88%, 1/15/2024 (d)	85	87
5.75%, 1/15/2025	115	118
5.25%, 6/1/2026 (d)	45	46
Clearway Energy Operating LLC
5.38%, 8/15/2024	20	21
5.75%, 10/15/2025 (d)	5	5
5.00%, 9/15/2026	60	61
NRG Energy, Inc.
7.25%, 5/15/2026	70	77
6.63%, 1/15/2027	40	43
5.75%, 1/15/2028	155	166
5.25%, 6/15/2029 (d)	10	11
Vistra Energy Corp. 5.88%, 6/1/2023	135	138

		919

Industrial Conglomerates — 0.0% (b)
General Electric Co. 6.75%, 3/15/2032	61	77
Honeywell International, Inc. 2.70%, 8/15/2029	150	155
Roper Technologies, Inc.
3.00%, 12/15/2020	31	31
3.80%, 12/15/2026	100	107

		370

Insurance — 0.1%
American International Group, Inc. 3.75%, 7/10/2025	100	106
Aon Corp. 6.25%, 9/30/2040	28	38
Assurant, Inc. 4.20%, 9/27/2023	120	126
Athene Global Funding 2.75%, 6/25/2024 (d)	150	151
CNA Financial Corp.
3.95%, 5/15/2024	17	18
4.50%, 3/1/2026	13	14
CNO Financial Group, Inc. 5.25%, 5/30/2025	55	59
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)	56	60
Globe Life, Inc. 4.55%, 9/15/2028	25	28
Liberty Mutual Group, Inc.
4.25%, 6/15/2023 (d)	23	24
4.57%, 2/1/2029 (d)	77	86
3.95%, 10/15/2050 (d)	45	45
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (d) (e)	50	53
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (d)	250	323

		1,131

Interactive Media & Services — 0.0% (b)
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (d)	119	109

IT Services — 0.1%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (d)	108	103
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (d)	42	43
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (d)	190	198
DXC Technology Co. 4.25%, 4/15/2024	69	73
Exela Intermediate LLC 10.00%, 7/15/2023 (d)	260	145
Gartner, Inc. 5.13%, 4/1/2025 (d)	110	115
International Business Machines Corp. 3.50%, 5/15/2029	125	134
Western Union Co. (The) 3.60%, 3/15/2022	10	10
Zayo Group LLC
6.00%, 4/1/2023	45	46
6.38%, 5/15/2025	300	309

		1,176

Leisure Products — 0.1%
Mattel, Inc.
2.35%, 8/15/2021	100	97
3.15%, 3/15/2023	96	91
6.75%, 12/31/2025 (d)	505	527
Vista Outdoor, Inc. 5.88%, 10/1/2023	210	193

		908

Life Sciences Tools & Services — 0.0% (b)
Syneos Health, Inc. 7.50%, 10/1/2024 (d)	85	88
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	105

		193

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027 (d)	41	43
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (d)	42	43
Colfax Corp. 6.00%, 2/15/2024 (d)	50	53
EnPro Industries, Inc. 5.75%, 10/15/2026	96	102
Harsco Corp. 5.75%, 7/31/2027 (d)	27	28
RBS Global, Inc. 4.88%, 12/15/2025 (d)	115	118
SPX FLOW, Inc. 5.63%, 8/15/2024 (d)	105	109
Tennant Co. 5.63%, 5/1/2025	104	108
Terex Corp. 5.63%, 2/1/2025 (d)	170	175
TriMas Corp. 4.88%, 10/15/2025 (d)	65	66
Wabash National Corp. 5.50%, 10/1/2025 (d)	90	89
Welbilt, Inc. 9.50%, 2/15/2024	70	75

		1,009

Media — 0.7%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (d)	400	425
Altice Luxembourg SA (Luxembourg) 10.50%, 5/15/2027 (d)	200	225
AMC Networks, Inc. 4.75%, 8/1/2025	50	52
Cinemark USA, Inc. 4.88%, 6/1/2023	52	53
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (d)	497	546
5.13%, 8/15/2027 (d)	185	193
Comcast Corp.
3.00%, 2/1/2024	96	99
4.15%, 10/15/2028	300	337
4.00%, 11/1/2049	39	43
4.05%, 11/1/2052	97	108
Cox Communications, Inc. 4.60%, 8/15/2047 (d)	139	153
CSC Holdings LLC
5.25%, 6/1/2024	85	91
6.63%, 10/15/2025 (d)	200	214
10.88%, 10/15/2025 (d)	200	227
5.50%, 5/15/2026 (d)	475	500
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (d)	51	53
Diamond Sports Group LLC
5.38%, 8/15/2026 (d)	55	57
6.63%, 8/15/2027 (d)	32	33
DISH DBS Corp.
6.75%, 6/1/2021	60	63
5.88%, 7/15/2022	200	208
5.00%, 3/15/2023	35	35
5.88%, 11/15/2024	1,000	991
7.75%, 7/1/2026	185	189
Entercom Media Corp.
7.25%, 11/1/2024 (d)	155	160
6.50%, 5/1/2027 (d)	91	95
GCI LLC
6.63%, 6/15/2024 (d)	35	38
6.88%, 4/15/2025	55	58
Getty Images, Inc. 9.75%, 3/1/2027 (d)	13	13
Gray Television, Inc.
5.13%, 10/15/2024 (d)	65	67
5.88%, 7/15/2026 (d)	85	89
7.00%, 5/15/2027 (d)	120	132
iHeartCommunications, Inc.
0.00%, 12/15/2019 ‡ (i)	310	—
6.38%, 5/1/2026	29	31
8.38%, 5/1/2027	114	123
5.25%, 8/15/2027 (d)	60	62
Lamar Media Corp. 5.75%, 2/1/2026	70	74
Meredith Corp. 6.88%, 2/1/2026	115	117
Midcontinent Communications 5.38%, 8/15/2027 (d)	79	83
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022 (d)	25	25
5.88%, 11/15/2022	50	51
5.63%, 8/1/2024 (d)	115	120
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (d)	110	115
Outfront Media Capital LLC
5.88%, 3/15/2025	50	52
5.00%, 8/15/2027 (d)	105	110
Scripps Escrow, Inc. 5.88%, 7/15/2027 (d)	30	30
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (d)	313	322
5.88%, 3/15/2026 (d)	12	13
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (d)	130	135
5.38%, 4/15/2025 (d)	291	302
5.38%, 7/15/2026 (d)	230	241
5.50%, 7/1/2029 (d)	62	66
TEGNA, Inc. 5.50%, 9/15/2024 (d)	20	21
Time Warner Cable LLC 7.30%, 7/1/2038	125	159
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (d)	80	85
WMG Acquisition Corp. 5.50%, 4/15/2026 (d)	99	104

		7,988

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Metals & Mining — 0.2%
AK Steel Corp.
6.38%, 10/15/2025	76	65
7.00%, 3/15/2027	16	13
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (d)	200	210
Allegheny Technologies, Inc.
5.95%, 1/15/2021	29	30
7.88%, 8/15/2023 (h)	15	16
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	100	129
Big River Steel LLC 7.25%, 9/1/2025 (d)	36	38
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (d)	35	36
Coeur Mining, Inc. 5.88%, 6/1/2024	35	35
Commercial Metals Co.
4.88%, 5/15/2023	25	26
5.38%, 7/15/2027	24	24
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (d)	47	48
5.13%, 5/15/2024 (d)	15	16
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	106	106
3.88%, 3/15/2023	229	231
4.55%, 11/14/2024	305	312
5.40%, 11/14/2034	45	43
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029 (d)	40	43
Hecla Mining Co. 6.88%, 5/1/2021	77	76
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023 (d)	15	16
7.63%, 1/15/2025 (d)	20	20
Kaiser Aluminum Corp. 5.88%, 5/15/2024	22	23
Newmont Goldcorp Corp. 2.80%, 10/1/2029	13	13
Northwest Acquisitions ULC 7.13%, 11/1/2022 (d)	23	14
Novelis Corp.
6.25%, 8/15/2024 (d)	54	57
5.88%, 9/30/2026 (d)	25	26
Steel Dynamics, Inc.
4.13%, 9/15/2025	28	28
5.00%, 12/15/2026	32	34
United States Steel Corp.
6.88%, 8/15/2025	28	25
6.25%, 3/15/2026	51	43
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	80	92

		1,888

Multiline Retail — 0.0% (b)
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (d) (j)	239	129
8.00%, 10/25/2024 (d)	201	59
8.75%, 10/25/2024 (d)	169	50

		238

Multi-Utilities — 0.0% (b)
CMS Energy Corp. 3.45%, 8/15/2027	200	211
NiSource, Inc.
2.65%, 11/17/2022	92	93
4.80%, 2/15/2044	65	76
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	18	23

		403

Oil, Gas & Consumable Fuels — 0.8%
Aker BP ASA (Norway) 5.88%, 3/31/2025 (d)	300	315
Antero Midstream Partners LP
5.38%, 9/15/2024	80	72
5.75%, 1/15/2028 (d)	60	50
Antero Resources Corp.
5.38%, 11/1/2021	17	17
5.63%, 6/1/2023	206	178
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (d)	61	66
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (d)	25	21
Blue Racer Midstream LLC 6.13%, 11/15/2022 (d)	260	261
BP Capital Markets America, Inc.
3.59%, 4/14/2027	150	160
4.23%, 11/6/2028	125	142
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	200	172
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (e)	75	55
Callon Petroleum Co. 6.13%, 10/1/2024	40	39
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	150	193
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	67	63
Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	50	52
Centennial Resource Production LLC 6.88%, 4/1/2027 (d)	28	28
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	95	105
5.13%, 6/30/2027	50	55
Cheniere Energy Partners LP
5.25%, 10/1/2025	30	31
5.63%, 10/1/2026	31	33
4.50%, 10/1/2029 (d)	105	108
Chesapeake Energy Corp.
7.00%, 10/1/2024	48	35
8.00%, 6/15/2027	112	75
Citgo Holding, Inc. 9.25%, 8/1/2024 (d)	51	54

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CITGO Petroleum Corp. 6.25%, 8/15/2022 (d)	43	43
CNX Midstream Partners LP 6.50%, 3/15/2026 (d)	20	18
Covey Park Energy LLC 7.50%, 5/15/2025 (d)	95	76
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (h)	78	80
5.75%, 4/1/2025	55	57
5.63%, 5/1/2027 (d)	65	66
DCP Midstream Operating LP
4.95%, 4/1/2022	20	21
5.38%, 7/15/2025	31	33
6.75%, 9/15/2037 (d)	60	63
Delek Logistics Partners LP 6.75%, 5/15/2025	89	88
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	116	130
Encana Corp. (Canada)
7.38%, 11/1/2031	50	63
6.63%, 8/15/2037	35	43
Energy Transfer Operating LP 4.05%, 3/15/2025	95	99
EnLink Midstream LLC 5.38%, 6/1/2029	24	23
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (g)	125	89
4.40%, 4/1/2024	32	31
4.85%, 7/15/2026	18	17
Enterprise Products Operating LLC
3.90%, 2/15/2024	33	35
3.70%, 2/15/2026	51	54
EP Energy LLC
9.38%, 5/1/2024 (d)	30	1
8.00%, 11/29/2024 (d)	128	49
8.00%, 2/15/2025 (d)	127	3
7.75%, 5/15/2026 (d)	320	240
Exxon Mobil Corp. 3.00%, 8/16/2039	73	73
Genesis Energy LP
6.75%, 8/1/2022	17	17
6.00%, 5/15/2023	40	40
5.63%, 6/15/2024	40	39
Global Partners LP
7.00%, 6/15/2023	45	46
7.00%, 8/1/2027 (d)	61	63
Gulfport Energy Corp.
6.63%, 5/1/2023	55	43
6.00%, 10/15/2024	15	11
6.38%, 5/15/2025	85	60
6.38%, 1/15/2026	80	56
Halcon Resources Corp. 6.75%, 2/15/2025 (i)	85	8
Hilcorp Energy I LP
5.00%, 12/1/2024 (d)	51	48
5.75%, 10/1/2025 (d)	57	53
6.25%, 11/1/2028 (d)	52	48
Holly Energy Partners LP 6.00%, 8/1/2024 (d)	45	47
Laredo Petroleum, Inc. 5.63%, 1/15/2022	5	5
Magellan Midstream Partners LP
5.15%, 10/15/2043	25	30
3.95%, 3/1/2050	100	101
Marathon Petroleum Corp. 4.75%, 9/15/2044	100	108
Martin Midstream Partners LP 7.25%, 2/15/2021	105	98
Matador Resources Co. 5.88%, 9/15/2026	31	31
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (d)	101	97
6.50%, 1/15/2025 (d)	125	128
MPLX LP 4.25%, 12/1/2027 (d)	40	42
Noble Energy, Inc. 4.95%, 8/15/2047	100	109
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023 (j)	84	87
NuStar Logistics LP
6.00%, 6/1/2026	33	36
5.63%, 4/28/2027	32	34
Oasis Petroleum, Inc.
6.88%, 3/15/2022	71	66
6.88%, 1/15/2023	80	73
6.25%, 5/1/2026 (d)	245	199
Occidental Petroleum Corp.
2.90%, 8/15/2024	15	15
4.40%, 4/15/2046	100	102
ONEOK, Inc. 3.40%, 9/1/2029	100	99
Parsley Energy LLC
5.38%, 1/15/2025 (d)	30	30
5.25%, 8/15/2025 (d)	105	107
PBF Holding Co. LLC 7.25%, 6/15/2025	42	44
PBF Logistics LP 6.88%, 5/15/2023	32	33
PDC Energy, Inc.
6.13%, 9/15/2024	11	11
5.75%, 5/15/2026	14	14
Peabody Energy Corp.
6.00%, 3/31/2022 (d)	16	16
6.38%, 3/31/2025 (d)	25	25
Petroleos Mexicanos (Mexico)
5.35%, 2/12/2028	92	88
6.84%, 1/23/2030 (d)	29	30
Phillips 66 Partners LP 3.15%, 12/15/2029	55	54
Plains All American Pipeline LP
Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (e) (f) (g)	75	70
3.85%, 10/15/2023	20	21
4.50%, 12/15/2026	100	106

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
QEP Resources, Inc.
5.25%, 5/1/2023	30	28
5.63%, 3/1/2026	49	42
Range Resources Corp. 4.88%, 5/15/2025	110	91
SemGroup Corp.
5.63%, 7/15/2022	10	10
5.63%, 11/15/2023	49	50
6.38%, 3/15/2025	40	42
7.25%, 3/15/2026	51	55
SM Energy Co.
5.00%, 1/15/2024	55	49
5.63%, 6/1/2025	45	39
6.63%, 1/15/2027	89	76
Southwestern Energy Co.
6.20%, 1/23/2025 (h)	67	59
7.50%, 4/1/2026	60	52
7.75%, 10/1/2027	10	9
SRC Energy, Inc. 6.25%, 12/1/2025	42	42
Summit Midstream Holdings LLC
5.50%, 8/15/2022	23	21
5.75%, 4/15/2025	86	73
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	50	65
Sunoco LP
5.50%, 2/15/2026	35	36
6.00%, 4/15/2027	85	90
5.88%, 3/15/2028	10	11
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (d)	49	49
5.50%, 1/15/2028 (d)	60	58
Targa Resources Partners LP
5.25%, 5/1/2023	25	25
4.25%, 11/15/2023	100	101
6.75%, 3/15/2024	115	119
5.88%, 4/15/2026	130	137
6.50%, 7/15/2027 (d)	127	139
5.00%, 1/15/2028	50	51
TerraForm Power Operating LLC 5.00%, 1/31/2028 (d)	85	88
TransMontaigne Partners LP 6.13%, 2/15/2026	32	31
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (j)	269	36
Unit Corp. 6.63%, 5/15/2021	52	40
W&T Offshore, Inc. 9.75%, 11/1/2023 (d)	119	114
Whiting Petroleum Corp.
5.75%, 3/15/2021	20	19
6.63%, 1/15/2026	215	145
Williams Cos., Inc. (The) 4.85%, 3/1/2048	71	76
WPX Energy, Inc. 5.75%, 6/1/2026	39	40

		8,771

Paper & Forest Products — 0.0% (b)
Clearwater Paper Corp.
4.50%, 2/1/2023	11	11
5.38%, 2/1/2025 (d)	101	97

		108

Personal Products — 0.0% (b)
Coty, Inc. 6.50%, 4/15/2026 (d)	70	68
Prestige Brands, Inc. 6.38%, 3/1/2024 (d)	95	99
Revlon Consumer Products Corp. 6.25%, 8/1/2024	77	41

		208

Pharmaceuticals — 0.3%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024	175	170
Allergan, Inc. 2.80%, 3/15/2023	80	81
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (d)	149	169
8.50%, 1/31/2027 (d)	238	267
Bausch Health Cos., Inc.
5.50%, 3/1/2023 (d)	6	6
5.88%, 5/15/2023 (d)	82	83
7.00%, 3/15/2024 (d)	146	153
6.13%, 4/15/2025 (d)	512	531
5.50%, 11/1/2025 (d)	301	315
9.00%, 12/15/2025 (d)	455	511
5.75%, 8/15/2027 (d)	54	58
7.00%, 1/15/2028 (d)	151	163
7.25%, 5/30/2029 (d)	31	34
Bristol-Myers Squibb Co. 4.25%, 10/26/2049 (d)	45	52
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026 (d)	82	84
5.00%, 7/15/2027 (d)	10	11
Mallinckrodt International Finance SA
5.63%, 10/15/2023 (d)	185	61
5.50%, 4/15/2025 (d)	50	15
Merck & Co., Inc. 3.90%, 3/7/2039	100	116
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	245	223
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	52

		3,155

Professional Services — 0.0% (b)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (d)	43	45
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (d)	55	60

		105

Real Estate Management & Development — 0.0% (b)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	39	40

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Road & Rail — 0.2%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (d) (e)	200	216
Ashtead Capital, Inc. (United Kingdom) 4.13%, 8/15/2025 (d)	200	204
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (d)	165	172
5.25%, 3/15/2025 (d)	247	254
5.75%, 7/15/2027 (d)	46	47
Canadian Pacific Railway Co. (Canada) 7.13%, 10/15/2031	63	89
CSX Corp.
4.25%, 3/15/2029	75	85
3.35%, 9/15/2049	50	49
ERAC USA Finance LLC 4.50%, 8/16/2021 (d)	35	36
Hertz Corp. (The)
7.63%, 6/1/2022 (d)	200	208
5.50%, 10/15/2024 (d)	237	238
7.13%, 8/1/2026 (d)	160	167
Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (d)	160	170
Union Pacific Corp. 3.55%, 8/15/2039	100	105

		2,040

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (d)	116	126
Analog Devices, Inc.
3.13%, 12/5/2023	37	38
3.50%, 12/5/2026	100	105
Broadcom Corp. 3.63%, 1/15/2024	151	155
Entegris, Inc. 4.63%, 2/10/2026 (d)	190	197
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021 (h)	75	74
Qorvo, Inc. 5.50%, 7/15/2026	111	117
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (d)	600	639

		1,451

Software — 0.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (d)	110	117
CDK Global, Inc.
5.88%, 6/15/2026	35	37
5.25%, 5/15/2029 (d)	156	162
Fair Isaac Corp. 5.25%, 5/15/2026 (d)	36	38
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (d)	39	42
Infor US, Inc. 6.50%, 5/15/2022	467	475
Informatica LLC 7.13%, 7/15/2023 (d)	85	86
Nuance Communications, Inc. 5.63%, 12/15/2026	126	133
Open Text Corp. (Canada) 5.88%, 6/1/2026 (d)	70	75
Solera LLC 10.50%, 3/1/2024 (d)	54	57
SS&C Technologies, Inc. 5.50%, 9/30/2027 (d)	123	128
Symantec Corp. 5.00%, 4/15/2025 (d)	64	65

		1,415

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	32
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	66
Penske Automotive Group, Inc. 5.50%, 5/15/2026	201	210
PetSmart, Inc.
7.13%, 3/15/2023 (d)	270	254
5.88%, 6/1/2025 (d)	427	425
8.88%, 6/1/2025 (d)	40	38
Staples, Inc.
7.50%, 4/15/2026 (d)	260	268
10.75%, 4/15/2027 (d)	175	180

		1,473

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 7.13%, 6/15/2024 (d)	165	174
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	66	62
NCR Corp.
5.75%, 9/1/2027 (d)	175	181
6.13%, 9/1/2029 (d)	170	179
Western Digital Corp. 4.75%, 2/15/2026	226	233
Xerox Corp. 4.13%, 3/15/2023 (h)	64	65

		894

Textiles, Apparel & Luxury Goods — 0.0% (b)
Hanesbrands, Inc. 4.88%, 5/15/2026 (d)	150	159
William Carter Co. (The) 5.63%, 3/15/2027 (d)	33	35

		194

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (d)	85	87
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (d)	56	58
9.13%, 7/15/2026 (d)	93	99

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Nationstar Mortgage LLC 6.50%, 6/1/2022	45	45
Quicken Loans, Inc. 5.25%, 1/15/2028 (d)	170	176
Radian Group, Inc.
4.50%, 10/1/2024	50	52
4.88%, 3/15/2027	36	36

		553

Tobacco — 0.0% (b)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	68	66

Trading Companies & Distributors — 0.1%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (d)	145	123
Air Lease Corp. 3.25%, 10/1/2029	150	148
Aircastle Ltd. 4.40%, 9/25/2023	30	32
H&E Equipment Services, Inc. 5.63%, 9/1/2025	85	88
Herc Holdings, Inc. 5.50%, 7/15/2027 (d)	230	239
United Rentals North America, Inc.
5.88%, 9/15/2026	80	85
6.50%, 12/15/2026	553	603
5.50%, 5/15/2027	90	95
WESCO Distribution, Inc. 5.38%, 6/15/2024	42	43

		1,456

Water Utilities — 0.0% (b)
American Water Capital Corp. 6.59%, 10/15/2037	100	143

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico)
5.00%, 3/30/2020	29	30
4.38%, 4/22/2049	200	230
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	115	123
6.63%, 8/1/2026	35	38
Sprint Communications, Inc. 6.00%, 11/15/2022	52	55
Sprint Corp.
7.25%, 9/15/2021	86	92
7.88%, 9/15/2023	168	184
7.13%, 6/15/2024	304	328
7.63%, 2/15/2025	755	830
7.63%, 3/1/2026	248	274
Sprint eWireless, Inc. 7.00%, 3/1/2020 (i)	57	—
T-Mobile USA, Inc.
6.50%, 1/15/2024 ‡	170	—
6.38%, 3/1/2025 ‡	200	—
6.50%, 1/15/2026	544	585
6.50%, 1/15/2026 ‡	544	–	(a)
4.50%, 2/1/2026	185	190
4.75%, 2/1/2028	443	464
4.75%, 2/1/2028 ‡	210	—
United States Cellular Corp. 6.70%, 12/15/2033	145	157
Vodafone Group plc (United Kingdom)
6.15%, 2/27/2037	50	63
5.00%, 5/30/2038	28	32

		3,675

TOTAL CORPORATE BONDS (Cost $102,315)		104,382

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	23	23
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	291	284
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	10	10
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	13	13
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	55	54
Bear Stearns ALT-A Trust
Series 2004-6, Class 1A, 2.66%, 7/25/2034 (k)	14	14
Series 2005-4, Class 23A2, 4.50%, 5/25/2035 (k)	276	282
Series 2005-7, Class 12A3, 2.70%, 8/25/2035 (k)	34	34
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M1A, 3.32%, 3/25/2029 ‡ (d) (k)	1,246	1,246
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 4.15%, 6/20/2035 (k)	395	405
Series 2006-HYB1, Class 2A2C, 3.77%, 3/20/2036 (k)	543	510
Series 2006-HYB2, Class 2A1B, 4.14%, 4/20/2036 (k)	563	523
Series 2006-21, Class A14, 6.00%, 2/25/2037	79	69
CIM Trust
Series 2019-INV1, Class A2, 3.02%, 2/25/2049 (d) (k)	1,163	1,177
Series 2019-INV3, Class A11, 2.99%, 8/25/2049 (d) (k)	880	879
Citigroup Mortgage Loan Trust
Series 2005-11, Class A2A, 4.38%, 10/25/2035 (k)	131	136
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	6	6

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
COLT Funding LLC Series 2019-4, Class A1, 2.58%, 11/25/2049 (d) (k)	1,600		1,600
COLT Mortgage Loan Trust Series 2018-2, Class A1, 3.47%, 7/27/2048 (d) (k)	251		252
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 4.47%, 7/25/2031 ‡ (d) (k)	691		697
Series 2019-R02, Class 1M2, 4.32%, 8/25/2031 (d) (k)	750		754
Series 2019-R05, Class 1B1, 6.12%, 7/25/2039 (d) (k)	500		514
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	17		18
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (d)	148		189
Deephaven Residential Mortgage Trust Series 2018-3A, Class B2, 5.91%, 8/25/2058 ‡ (d) (k)	300		308
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 2.32%, 4/25/2036 (k)	585		566
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 1A3, 2.35%, 2/25/2036 (k)	1,575		1,538
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 3.82%, 4/25/2029 ‡ (d) (k)	150		150
Series 2019-1, Class M2, 5.32%, 4/25/2029 ‡ (d) (k)	350		357
FHLMC - GNMA Series 31, Class Z, 8.00%, 4/25/2024	44		47
FHLMC STACR Series 2019-HQA3, Class M2, 3.91%, 9/25/2049 (d) (k)	2,000		2,000
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, 7.17%, 11/25/2028 (k)	350		380
Series 2017-HQA1, Class M2, 5.57%, 8/25/2029 (k)	250		263
FHLMC, REMIC
Series 1087, Class I, 8.50%, 6/15/2021	1		1
Series 1136, Class H, 6.00%, 9/15/2021	–	(a)	–	(a)
Series 2033, Class K, 6.05%, 8/15/2023	21		22
Series 2685, Class DT, 5.00%, 10/15/2023	38		39
Series 2686, Class GC, 5.00%, 10/15/2023	14		14
Series 1617, Class PM, 6.50%, 11/15/2023	21		22
Series 2756, Class NA, 5.00%, 2/15/2024	21		22
Series 2773, Class CD, 4.50%, 4/15/2024	14		15
Series 1710, Class GH, 8.00%, 4/15/2024	18		19
Series 3532, Class EB, 4.00%, 5/15/2024	66		67
Series 3534, Class MB, 4.00%, 5/15/2024	66		68
Series 1732, Class K, 6.50%, 5/15/2024	13		14
Series 2989, Class TG, 5.00%, 6/15/2025	23		25
Series 2988, Class TY, 5.50%, 6/15/2025	37		39
Series 3710, Class GB, 4.00%, 8/15/2025	105		109
Series 3102, Class CE, 5.50%, 1/15/2026	58		61
Series 3121, Class JD, 5.50%, 3/15/2026	18		19
Series 1843, Class Z, 7.00%, 4/15/2026	19		21
Series 3962, Class KD, 3.00%, 10/15/2026	173		179
Series 4825, Class VA, 4.00%, 5/15/2029	119		127
Series 3703, Class DY, 4.00%, 8/15/2030	449		474
Series 3755, Class MU, 4.00%, 11/15/2030	114		123
Series 2378, Class BD, 5.50%, 11/15/2031	62		69
Series 2455, Class GK, 6.50%, 5/15/2032	42		49
Series 2457, Class PE, 6.50%, 6/15/2032	14		16
Series 2473, Class JZ, 6.50%, 7/15/2032	38		43
Series 4119, Class KE, 1.75%, 10/15/2032	49		48
Series 2575, Class PE, 5.50%, 2/15/2033	55		62
Series 2586, Class WG, 4.00%, 3/15/2033	145		156
Series 4203, Class BN, 3.00%, 4/15/2033	212		219
Series 2673, Class PE, 5.50%, 9/15/2033	52		60
Series 2764, Class UG, 5.00%, 3/15/2034	170		189
Series 2922, Class GA, 5.50%, 5/15/2034	2		2
Series 3929, Class MC, 1.75%, 12/15/2034	69		68
Series 2901, Class KB, 5.00%, 12/15/2034	82		91

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2935, Class HJ, 5.00%, 2/15/2035	71	79
Series 3077, Class TO, PO, 4/15/2035	14	13
Series 2960, Class JH, 5.50%, 4/15/2035	194	218
Series 3200, PO, 8/15/2036	7	6
Series 3212, Class BK, 5.50%, 9/15/2036	14	16
Series 3213, Class PE, 6.00%, 9/15/2036	46	52
Series 4279, Class JA, 3.00%, 2/15/2037	170	173
Series 3279, Class PE, 5.50%, 2/15/2037	24	27
Series 3413, Class B, 5.50%, 4/15/2037	49	53
Series 3605, Class NC, 5.50%, 6/15/2037	156	176
Series 4031, Class AB, 5.50%, 6/15/2037	158	179
Series 3405, Class PE, 5.00%, 1/15/2038	103	116
Series 3662, Class QB, 5.00%, 3/15/2038	62	68
Series 3523, Class EX, 5.00%, 4/15/2039	100	107
Series 3902, Class MA, 4.50%, 7/15/2039	2	2
Series 3553, Class PG, 5.50%, 7/15/2039	225	247
Series 4219, Class JA, 3.50%, 8/15/2039	118	121
Series 3564, Class NB, 5.00%, 8/15/2039	187	218
Series 3827, Class BM, 5.50%, 8/15/2039	93	96
Series 4405, Class CA, 4.00%, 9/15/2039	140	143
Series 3622, Class WA, 5.50%, 9/15/2039	36	40
Series 3748, Class D, 4.00%, 11/15/2039	96	100
Series 3768, Class MB, 4.00%, 12/15/2039	125	131
Series 3795, Class PD, 4.50%, 1/15/2040	150	158
Series 3737, Class PA, 2.00%, 4/15/2040	176	176
Series 3653, Class HJ, 5.00%, 4/15/2040	56	63
Series 3662, Class PJ, 5.00%, 4/15/2040	116	130
Series 3677, Class KB, 4.50%, 5/15/2040	153	166
Series 3811, Class PA, 5.00%, 9/15/2040	71	75
Series 4454, Class DA, 3.00%, 1/15/2041	160	162
Series 3842, Class PH, 4.00%, 4/15/2041	23	25
Series 3859, Class JB, 5.00%, 5/15/2041	146	160
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	59	66
Series 4097, Class DC, 1.50%, 6/15/2041	94	92
Series 3873, Class MJ, 4.00%, 6/15/2041	169	181
Series 4565, Class DM, 3.00%, 2/15/2042	280	286
Series 4034, Class PJ, 2.00%, 3/15/2042	161	160
Series 4026, Class HB, 3.50%, 4/15/2042	141	154
Series 4026, Class MQ, 4.00%, 4/15/2042	226	244
Series 4068, Class PE, 3.00%, 6/15/2042	320	334
Series 4180, Class ME, 2.50%, 10/15/2042	55	56
Series 4494, Class KA, 3.75%, 10/15/2042	1,971	2,046
Series 4566, Class CA, 3.00%, 1/15/2043	205	211
Series 4217, Class F, 2.38%, 6/15/2043 (k)	310	308
Series 4800, Class PA, 3.50%, 7/15/2043	855	872
Series 4243, Class AE, 4.00%, 8/15/2043	192	219
Series 4631, Class G, 2.50%, 7/15/2045	375	380
Series 4572, Class LD, 2.00%, 8/15/2045	333	332
Series 4592, Class WT, 5.50%, 6/15/2046	113	129
Series 3688, Class GT, 7.37%, 11/15/2046 (k)	37	44
FHLMC, STRIPS Series 284, Class 300, 3.00%, 10/15/2042	215	222
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-54, Class 2A, 6.50%, 2/25/2043	77	93
FNMA, Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 6.37% (k)	1,858	1,958
Series 2018-C02, Class 2M2, 4.22%, 8/25/2030 (k)	1,500	1,511
Series 2018-C05, Class 1M2, 4.37%, 1/25/2031 (k)	750	758
Series 2018-C06, Class 1M2, 4.02%, 3/25/2031 (k)	625	627

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
FNMA, REMIC
Series 1990-7, Class B, 8.50%, 1/25/2020	–	(a)	–	(a)
Series 1990-35, Class E, 9.50%, 4/25/2020	–	(a)	–	(a)
Series 1990-76, Class G, 7.00%, 7/25/2020	–	(a)	–	(a)
Series 1990-106, Class J, 8.50%, 9/25/2020	1		1
Series 1991-73, Class A, 8.00%, 7/25/2021	–	(a)	–	(a)
Series 1992-112, Class GB, 7.00%, 7/25/2022	9		10
Series G92-35, Class E, 7.50%, 7/25/2022	7		7
Series 1992-195, Class C, 7.50%, 10/25/2022	4		4
Series 2008-65, Class CD, 4.50%, 8/25/2023	5		5
Series 2003-78, Class B, 5.00%, 8/25/2023	27		28
Series 1993-226, Class PK, 6.00%, 12/25/2023	168		178
Series 2005-18, Class EG, 5.00%, 3/25/2025	12		13
Series 2011-40, Class KA, 3.50%, 3/25/2026	147		154
Series 2011-99, Class CV, 4.50%, 3/25/2026	71		74
Series 2014-58, Class CV, 3.00%, 10/25/2027	223		230
Series 1998-37, Class VZ, 6.00%, 6/17/2028	19		20
Series 1998-66, Class B, 6.50%, 12/25/2028	33		35
Series 2014-1, Class DU, 2.50%, 2/25/2029	200		202
Series 2009-15, Class AC, 5.50%, 3/25/2029	47		50
Series 2009-60, Class DE, 5.00%, 8/25/2029	69		74
Series 2014-3, Class AM, 2.50%, 1/25/2032	95		96
Series 2002-55, Class PG, 5.50%, 9/25/2032	50		56
Series 2002-82, Class PE, 6.00%, 12/25/2032	50		56
Series 2012-147, Class WN, 4.50%, 1/25/2033	136		150
Series 2003-21, Class OU, 5.50%, 3/25/2033	13		14
Series 2003-29, Class BY, 5.50%, 4/25/2033	180		205
Series 2003-48, Class GH, 5.50%, 6/25/2033	162		184
Series 2003-58, Class AD, 3.25%, 7/25/2033	13		13
Series 2003-63, Class PE, 3.50%, 7/25/2033	6		6
Series 2013-94, Class CV, 3.50%, 7/25/2033	305		322
Series 2003-67, Class KE, 5.00%, 7/25/2033	77		85
Series 2003-110, Class WA, 4.00%, 8/25/2033	12		13
Series 2014-58, Class VM, 4.00%, 8/25/2033	250		274
Series 2013-101, Class E, 3.00%, 10/25/2033	250		260
Series 2014-56, Class VH, 3.50%, 9/25/2034	200		213
Series 2004-92, Class TB, 5.50%, 12/25/2034	89		103
Series 2005-5, Class CK, 5.00%, 1/25/2035	46		49
Series 2005-29, Class WC, 4.75%, 4/25/2035	29		31
Series 2005-23, Class TG, 5.00%, 4/25/2035	2		2
Series 2005-68, Class BC, 5.25%, 6/25/2035	7		7
Series 2009-22, Class EG, 5.00%, 7/25/2035	10		11
Series 2005-58, Class EP, 5.50%, 7/25/2035	27		30
Series 2013-133, Class NA, 3.00%, 5/25/2036	183		186
Series 2009-71, Class JT, 6.00%, 6/25/2036	235		269
Series 2009-19, Class TD, 5.00%, 8/25/2036	115		131
Series 2009-19, Class PW, 4.50%, 10/25/2036	167		182
Series 2007-13, Class H, 5.50%, 3/25/2037	28		31
Series 2009-50, Class PT, 6.07%, 5/25/2037 (k)	30		35
Series 2007-65, Class KI, IF, IO, 4.60%, 7/25/2037 (k)	13		2
Series 2007-61, Class PE, 5.50%, 7/25/2037	280		319
Series 2007-84, Class P, 5.00%, 8/25/2037	116		127
Series 2009-86, Class OT, PO, 10/25/2037	36		34
Series 2013-83, Class CA, 3.50%, 10/25/2037	79		80
Series 2011-22, Class MA, 6.50%, 4/25/2038	29		30
Series 2008-61, Class GB, 5.50%, 7/25/2038	72		78
Series 2011-111, Class EA, 5.00%, 12/25/2038	5		5
Series 2009-37, Class KI, IF, IO, 3.98%, 6/25/2039 (k)	9		1

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2009-73, Class HJ, 6.00%, 9/25/2039	180	204
Series 2014-67, Class GA, 3.00%, 10/25/2039	164	166
Series 2010-9, Class PE, 4.50%, 10/25/2039	64	68
Series 2009-80, Class KH, 5.00%, 10/25/2039	206	232
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	12	2
Series 2009-112, Class ST, IF, IO, 4.23%, 1/25/2040 (k)	46	8
Series 2010-35, Class SB, IF, IO, 4.40%, 4/25/2040 (k)	18	2
Series 2010-64, Class DM, 5.00%, 6/25/2040	68	74
Series 2010-85, Class NJ, 4.50%, 8/25/2040	138	152
Series 2010-103, Class PJ, 4.50%, 9/25/2040	200	227
Series 2010-137, Class XP, 4.50%, 10/25/2040	244	262
Series 2014-46, Class TG, 3.00%, 12/25/2040	237	241
Series 2010-141, Class AL, 4.00%, 12/25/2040	219	236
Series 2011-113, Class MC, 4.00%, 12/25/2040	137	140
Series 2014-2, Class PX, 4.50%, 1/25/2041	200	230
Series 2011-53, Class DT, 4.50%, 6/25/2041	207	226
Series 2012-29, Class PA, 4.00%, 7/25/2041	119	121
Series 2012-137, Class CF, 2.32%, 8/25/2041 (k)	62	61
Series 2012-16, Class GC, 2.50%, 11/25/2041	844	854
Series 2011-114, Class B, 3.50%, 11/25/2041	240	254
Series 2011-112, Class PB, 4.00%, 11/25/2041	325	360
Series 2012-20, Class TD, 4.50%, 2/25/2042	145	155
Series 2012-50, Class HB, 4.00%, 3/25/2042	91	96
Series 2012-83, Class TN, 5.00%, 8/25/2042	130	144
Series 2012-136, Class DL, 3.50%, 12/25/2042	200	214
Series 2013-31, Class NC, 3.00%, 4/25/2043	215	224
Series 2016-59, Class CA, 3.50%, 9/25/2043	395	414
Series 2017-14, Class DA, 3.00%, 2/25/2045	412	425
Series 2016-95, Class UH, 3.50%, 2/25/2045	769	809
Series 2011-85, Class KP, 7.00%, 9/25/2051	87	105
FNMA, STRIPS Series 293, Class 1, PO, 12/25/2024	9	8
Fremont Home Loan Trust Series 2004-A, Class M1, 2.84%, 1/25/2034 ‡ (k)	793	793
G2 9/20/2049 (l)	400	434
GCAT Trust Series 2019-NQM2, Class M1, 3.31%, 9/25/2059 (d) (k)	2,000	2,001
GNMA
Series 2003-62, Class BG, 5.00%, 7/20/2033	65	71
Series 2003-66, Class HD, 5.50%, 8/20/2033	90	100
Series 2004-16, Class AE, 5.50%, 2/20/2034	341	386
Series 2004-16, Class EC, 5.50%, 2/20/2034	145	165
Series 2005-13, Class AE, 5.00%, 9/20/2034	43	44
Series 2005-11, Class PL, 5.00%, 2/20/2035	186	208
Series 2005-13, Class BG, 5.00%, 2/20/2035	176	201
Series 2005-48, Class CY, 5.00%, 6/20/2035	117	130
Series 2006-1, Class LE, 5.50%, 6/20/2035	73	82
Series 2005-54, Class JE, 5.00%, 7/20/2035	219	245
Series 2006-50, Class JD, 5.00%, 9/20/2036	260	309
Series 2006-69, Class MB, 5.50%, 12/20/2036	120	130
Series 2008-20, Class HC, 5.75%, 6/16/2037	97	101
Series 2007-35, Class NE, 6.00%, 6/16/2037	130	153
Series 2007-33, Class LE, 5.50%, 6/20/2037	77	85
Series 2007-79, Class BL, 5.75%, 8/20/2037	90	100
Series 2009-106, Class ST, IF, IO, 3.96%, 2/20/2038 (k)	94	13
Series 2008-23, Class YA, 5.25%, 3/20/2038	23	25
Series 2008-26, Class JP, 5.25%, 3/20/2038	70	79
Series 2008-33, Class PB, 5.50%, 4/20/2038	119	134
Series 2008-68, Class PQ, 5.50%, 4/20/2038	7	7
Series 2008-62, Class SA, IF, IO, 4.11%, 7/20/2038 (k)	19	3

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2008-63, Class PE, 5.50%, 7/20/2038	217		246
Series 2008-58, Class ZT, 6.50%, 7/20/2038	126		164
Series 2008-76, Class US, IF, IO, 3.86%, 9/20/2038 (k)	33		4
Series 2008-76, Class PD, 5.75%, 9/20/2038	168		192
Series 2011-97, Class WA, 6.13%, 11/20/2038 (k)	39		45
Series 2008-95, Class DS, IF, IO, 5.26%, 12/20/2038 (k)	50		10
Series 2009-42, Class CD, 5.00%, 6/20/2039	249		282
Series 2009-72, Class SM, IF, IO, 4.22%, 8/16/2039 (k)	32		6
Series 2010-158, Class EP, 4.50%, 12/16/2040	189		207
Series 2010-157, Class OP, PO, 12/20/2040	66		60
Series 2015-H20, Class FA, 2.70%, 8/20/2065 (k)	166		166
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	13		13
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	4		4
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (d) (k)	250		254
Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (d) (k)	250		254
Impac CMB Trust
Series 2004-9, Class 1A1, 2.78%, 1/25/2035 (k)	463		469
Series 2005-5, Class A4, 2.78%, 8/25/2035 (k)	331		309
Series 2005-8, Class 1AM, 2.72%, 2/25/2036 (k)	684		667
Series 2007-A, Class M3, 4.27%, 5/25/2037 ‡ (d) (k)	611		592
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.52%, 11/25/2033 (k)	26		27
Series 2007-A1, Class 5A5, 4.63%, 7/25/2035 (k)	17		18
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (d) (h)	510		517
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A2, 4.26%, 4/25/2034 (k)	194		194
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	153		158
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	294		281
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	9		9
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.66%, 10/25/2028 (k)	16		16
Series 2004-B, Class A1, 2.52%, 5/25/2029 (k)	24		24
Series 2005-A5, Class A9, 4.33%, 6/25/2035 (k)	96		97
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.61%, 4/25/2034 (k)	32		34
New Residential Mortgage Loan Trust Series 2019-NQM4, Class B2, 5.06%, 9/25/2059 ‡ (d) (k)	688		687
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1		1
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	1		1
Provident Funding Mortgage Loan Trust Series 2005-2, Class 2A1A, 4.67%, 10/25/2035 (k)	36		38
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024 (d) (h)	785		791
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	–	(a)	–	(a)
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	15		15
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	426		344
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (d)	31		31
Sequoia Mortgage Trust
Series 2004-11, Class A1, 2.64%, 12/20/2034 (k)	37		37
Series 2007-3, Class 1A1, 2.24%, 7/20/2036 (k)	255		248
STACR Trust Series 2018-DNA2, Class M2, 4.17%, 12/25/2030 (d) (k)	1,500		1,513
Starwood Mortgage Residential Trust Series 2019-1, Class A1, 2.94%, 6/25/2049 (d) (k)	956		958
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 2.76%, 1/19/2034 (k)	17		17
Series 2005-AR2, Class 2A1, 2.48%, 5/25/2045 (k)	105		104
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.45%, 12/25/2033 (k)	7		7

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 4.17%, 12/25/2044 (k)	28	29
Toorak Mortgage Corp. Ltd. Series 2019-1, Class A1, 4.46%, 3/25/2022 (d) (h)	1,300	1,319
Verus Securitization Trust
Series 2019-INV1, Class M1, 4.03%, 12/25/2059 ‡ (d) (k)	100	101
Series 2019-INV1, Class B1, 4.99%, 12/25/2059 ‡ (d)	100	101
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 2.86%, 7/25/2045 (k)	1,184	1,191
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 1A6, 4.32%, 9/25/2033 (k)	12	12
Series 2005-AR3, Class A1, 4.42%, 3/25/2035 (k)	256	255
Series 2005-AR10, Class 1A4, 4.17%, 9/25/2035 (k)	294	298
Series 2007-HY3, Class 3A3, 3.89%, 3/25/2037 (k)	376	365
Series 2006-AR17, Class 1A1A, 3.29%, 12/25/2046 (k)	489	493
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.86%, 8/25/2034 (k)	172	177
Series 2004-P, Class 2A1, 4.86%, 9/25/2034 (k)	47	49
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034 (k)	5	5
Series 2006-AR2, Class 2A3, 4.99%, 3/25/2036 (k)	35	35

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,124)		64,658

ASSET-BACKED SECURITIES — 5.7%
ABFC Trust Series 2003-OPT1, Class M1, 3.05%, 2/25/2033 ‡ (k)	628	624
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (d)	432	435
Series 2019-1, Class B, 4.47%, 10/20/2022 (d)	445	455
Series 2019-1, Class C, 6.41%, 2/20/2024 (d)	500	514
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M3, 3.89%, 4/25/2034 (k)	374	365
Series 2004-HE3, Class M3, 3.10%, 11/25/2034 ‡ (k)	139	139
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (d)	26	27
Series 2017-1, Class AA, 3.30%, 1/15/2030 (d)	135	139
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	8	8
Series 2013-2, Class A, 4.95%, 1/15/2023	99	104
Series 2017-1, Class AA, 3.65%, 2/15/2029	44	47
American Credit Acceptance Receivables Trust
Series 2019-2, Class B, 3.05%, 5/12/2023 (d)	20	20
Series 2017-2, Class E, 5.52%, 3/12/2024 (d)	130	133
Series 2018-1, Class D, 3.93%, 4/10/2024 (d)	805	818
Series 2018-4, Class C, 3.97%, 1/13/2025 (d)	855	869
Series 2019-1, Class C, 3.50%, 4/14/2025 (d)	1,085	1,104
Series 2019-1, Class D, 3.81%, 4/14/2025 (d)	960	984
Series 2019-1, Class E, 4.84%, 4/14/2025 (d)	445	458
Series 2019-3, Class C, 2.76%, 9/12/2025 (d)	323	325
Series 2019-3, Class E, 3.80%, 9/12/2025 (d)	400	401
Series 2019-1, Class F, 6.06%, 12/12/2025 (d)	500	513
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	13	13
Series 2017-2, Class A3, 1.98%, 12/20/2021	33	33
Series 2017-3, Class A3, 1.90%, 3/18/2022	63	63
Series 2017-4, Class A3, 2.04%, 7/18/2022	96	96
Series 2018-1, Class A3, 3.07%, 12/19/2022	115	116
Series 2019-1, Class C, 3.36%, 2/18/2025	165	169
Series 2019-1, Class D, 3.62%, 3/18/2025	210	217
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-2, Class M3, 4.67%, 8/25/2032 ‡ (k)	247	245
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities Series 2004-R1, Class M1, 2.81%, 2/25/2034 ‡ (k)	191	192

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 2.84%, 2/25/2034 ‡ (k)	79	76
Series 2004-W1, Class M3, 4.19%, 3/25/2034 ‡ (k)	438	433
Series 2004-W7, Class M9, 4.23%, 5/25/2034 ‡ (d) (k)	189	190
Series 2004-W6, Class M4, 4.87%, 5/25/2034 ‡ (k)	529	536
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021 (d)	42	42
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M1, 3.00%, 12/15/2033 ‡ (k)	1,615	1,626
Series 2004-HE1, Class M1, 3.08%, 1/15/2034 ‡ (k)	414	413
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (d)	3	3
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	320	319
Bear Stearns Asset-Backed Securities Trust Series 2004-2, Class M1, 3.22%, 8/25/2034 ‡ (k)	299	295
BMW Vehicle Lease Trust
Series 2017-2, Class A3, 2.07%, 10/20/2020	63	64
Series 2018-1, Class A3, 3.26%, 7/20/2021	20	20
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (d)	114	120
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (d)	207	209
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	62	62
CarMax Auto Owner Trust
Series 2017-1, Class A3, 1.98%, 11/15/2021	118	118
Series 2017-3, Class A3, 1.97%, 4/15/2022	99	99
Series 2017-4, Class A3, 2.11%, 10/17/2022	91	91
Series 2018-2, Class A3, 2.98%, 1/17/2023	45	45
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 3.37%, 8/25/2033 (k)	190	190
Series 2003-HE3, Class M2, 4.64%, 11/25/2033 ‡ (k)	3	2
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 3.52%, 6/25/2034 ‡ (k)	215	215
CHEC Loan Trust Series 2004-2, Class M3, 3.27%, 4/25/2034 ‡ (k)	220	214
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024 (d)	935	953
Series 2019-1A, Class C, 3.82%, 8/15/2024 (d)	225	230
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034 ‡ (h)	1,075	1,127
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	177	177
Series 2017-B, Class A3, 1.86%, 9/15/2022	90	90
Series 2017-C, Class A3, 2.08%, 2/15/2023	150	150
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (d)	388	391
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (d)	300	303
Series 2019-A, Class C, 5.29%, 10/16/2023 (d)	690	697
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	67	70
Countrywide Asset-Backed Certificates
Series 2003-BC6, Class M2, 3.74%, 10/25/2033 ‡ (k)	32	32
Series 2004-BC1, Class M3, 4.12%, 10/25/2033 ‡ (k)	20	21
Series 2005-12, Class M2, 2.51%, 2/25/2036 ‡ (k)	750	749
CPS Auto Receivables Trust Series 2018-D, Class A, 3.06%, 1/17/2022 (d)	43	43
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027 (d)	250	254
Series 2019-1A, Class B, 3.75%, 4/17/2028 (d)	865	894
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB5, Class M2, 4.56%, 11/25/2033 ‡ (k)	157	154
Series 2004-CB6, Class M3, 4.12%, 12/25/2033 ‡ (k)	175	175
Series 2004-CB4, Class A5, 6.78%, 5/25/2035 (h)	562	579
CWABS, Inc. Asset-Backed Certificates Series 2003-5, Class MF2, 5.12%, 11/25/2033 ‡ (k)	175	177
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 3.74%, 7/25/2034 ‡ (k)	308	311
Series 2004-6, Class M2, 2.99%, 10/25/2034 ‡ (k)	235	234

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Dell Equipment Finance Trust Series 2017-1, Class A3, 2.14%, 4/22/2022 (d)	4	4
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 5/15/2023	70	70
Series 2019-2, Class C, 3.42%, 6/16/2025	980	1,002
Series 2019-4, Class C, 2.51%, 11/17/2025	800	801
Series 2019-2, Class D, 3.69%, 8/17/2026	1,105	1,140
Series 2019-3, Class D, 3.18%, 10/15/2026	980	997
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (d)	368	388
DT Auto Owner Trust
Series 2018-2A, Class A, 2.84%, 9/15/2021 (d)	20	21
Series 2018-3A, Class A, 3.02%, 2/15/2022 (d)	89	89
Series 2017-1A, Class D, 3.55%, 11/15/2022 (d)	85	86
Series 2017-2A, Class E, 6.03%, 1/15/2024 (d)	480	502
Series 2019-1A, Class D, 3.87%, 11/15/2024 (d)	245	252
Series 2017-4A, Class E, 5.15%, 11/15/2024 (d)	220	227
Series 2019-1A, Class E, 4.94%, 2/17/2026 (d)	425	441
Equity One Mortgage Pass-Through Trust Series 2003-1, Class M1, 4.86%, 8/25/2033 ‡ (k)	632	650
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022 (d)	65	65
Series 2018-1A, Class D, 3.53%, 11/15/2023 (d)	635	647
Series 2019-3A, Class D, 3.11%, 8/15/2025 (d)	285	288
Series 2019-1A, Class E, 5.20%, 1/15/2026 (d)	230	241
First Franklin Mortgage Loan Trust Series 2006-FF8, Class IIA3, 2.17%, 7/25/2036 ‡ (k)	86	86
First Investors Auto Owner Trust Series 2017-2A, Class A2, 2.27%, 7/15/2022 (d)	92	92
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021 (d)	15	15
Series 2018-2, Class A, 2.97%, 10/17/2022 (d)	60	60
Series 2017-2, Class B, 2.57%, 4/15/2023 (d)	80	80
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	47	47
Ford Credit Auto Owner Trust Series 2017-A, Class A3, 1.67%, 6/15/2021	56	56
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025 ‡ (d)	305	313
Series 2019-1, Class A, 3.42%, 6/18/2026 (d)	297	299
Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (d)	410	417
Fremont Home Loan Trust Series 2003-B, Class M2, 4.45%, 12/25/2033 ‡ (k)	11	11
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (d)	1,300	1,317
Series 2019-2A, Class D, 4.52%, 2/17/2026 (d)	550	563
GLS Auto Receivables Trust Series 2018-1A, Class B, 3.52%, 8/15/2023 (d)	350	353
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	13	13
Series 2018-1, Class A4, 2.68%, 12/20/2021	151	152
Series 2019-3, Class A3, 2.03%, 6/20/2022	50	50
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021 (d)	61	61
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	108	108
GSAMP Trust Series 2004-NC2, Class B2, 5.39%, 10/25/2034 ‡ (d) (k)	527	451
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	148	155
Home Equity Asset Trust
Series 2002-1, Class M2, 3.92%, 11/25/2032 ‡ (k)	323	322
Series 2004-3, Class M1, 2.87%, 8/25/2034 ‡ (k)	330	328
Series 2004-6, Class M2, 2.92%, 12/25/2034 ‡ (k)	91	90
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M3, 3.22%, 11/25/2034 ‡ (k)	196	196
Honda Auto Receivables Owner Trust Series 2017-3, Class A3, 1.79%, 9/20/2021	41	41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4, 3.20%, 6/15/2022 (d)	127	129
Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	83	83
Series 2017-B, Class A3, 1.77%, 1/18/2022	156	156
John Deere Owner Trust Series 2017-B, Class A3, 1.82%, 10/15/2021	46	46
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 2.58%, 7/25/2031 ‡ (k)	235	236
Series 2003-4, Class M2, 4.64%, 8/25/2033 ‡ (k)	30	31
MASTR Asset-Backed Securities Trust Series 2004-OPT1, Class M2, 3.67%, 2/25/2034 ‡ (k)	57	57
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	156	156
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 2.99%, 7/25/2034 (k)	68	67
Series 2004-HE1, Class M2, 4.27%, 4/25/2035 ‡ (k)	233	224
Series 2005-NC1, Class M2, 3.10%, 10/25/2035 ‡ (k)	341	339
Series 2005-FM1, Class M1, 2.74%, 5/25/2036 (k)	255	252
MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (d) (h)	269	270
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC2, Class M2, 3.82%, 12/25/2033 ‡ (k)	60	60
Series 2005-HE1, Class M3, 2.80%, 12/25/2034 ‡ (k)	310	300
Series 2005-HE1, Class M4, 3.10%, 12/25/2034 ‡ (k)	180	174
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.05%, 11/25/2033 (h)	195	199
Series 2004-4, Class M1, 2.78%, 2/25/2035 ‡ (k)	503	499
Series 2005-1, Class M1, 2.69%, 3/25/2035 ‡ (k)	201	201
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022 (d)	141	141
Nissan Auto Lease Trust
Series 2017-B, Class A3, 2.05%, 9/15/2020	59	59
Series 2019-B, Class A3, 2.27%, 7/15/2022	40	40
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	139	139
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 4.79%, 9/25/2033 ‡ (k)	383	383
Series 2003-3, Class M1, 3.14%, 12/25/2033 ‡ (k)	103	103
OneMain Financial Issuance Trust Series 2018-2A, Class A, 3.57%, 3/14/2033 (d)	1,190	1,233
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 3.04%, 7/25/2033 ‡ (k)	561	560
Option One Mortgage Loan Trust Series 2004-2, Class M2, 3.59%, 5/25/2034 ‡ (k)	578	547
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 3.67%, 12/25/2034 ‡ (k)	1,077	1,096
Series 2005-WCH1, Class M4, 3.26%, 1/25/2036 ‡ (k)	500	503
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.37%, 4/25/2023 (d) (k)	100	99
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 4.87%, 2/25/2023 (d) (k)	510	510
Prestige Auto Receivables Trust Series 2017-1A, Class D, 3.61%, 10/16/2023 (d)	230	234
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A2, 5.93%, 12/25/2058 ‡ (d) (h)	500	501
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025 ‡ (d)	100	101
PRPM LLC Series 2019-2A, Class A1, 3.97%, 4/25/2024 ‡ (d) (h)	470	475
RAMP Trust
Series 2005-RS6, Class M4, 2.99%, 6/25/2035 ‡ (k)	500	500
Series 2006-RZ3, Class M1, 2.37%, 8/25/2036 ‡ (k)	1,000	997
Renaissance Home Equity Loan Trust Series 2003-2, Class M1, 3.26%, 8/25/2033 ‡ (k)	1,056	1,024
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	374	381
Series 2019-1, Class D, 3.65%, 4/15/2025	710	730
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 8.66%, 7/25/2030 ‡ (h)	66	56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Series 2003-2, Class M2, 4.64%, 6/25/2033 ‡ (k)		120	124
Series 2003-3, Class M1, 2.99%, 12/25/2033 ‡ (k)		395	384
Series 2004-2, Class MV2, 3.82%, 8/25/2035 ‡ (k)		285	287
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (d)		12	12
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 2.92%, 11/25/2034 ‡ (k)		267	264
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030		56	59
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 2.99%, 10/25/2033 ‡ (k)		184	184
Series 2004-6, Class M2, 3.97%, 7/25/2034 ‡ (k)		22	22
Series 2004-7, Class M1, 3.07%, 8/25/2034 ‡ (k)		45	45
Series 2004-7, Class M2, 3.14%, 8/25/2034 ‡ (k)		152	151
Series 2004-8, Class M2, 2.95%, 9/25/2034 ‡ (k)		237	236
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 2.29%, 5/25/2031 ‡ (d) (k)		108	80
Toyota Auto Receivables Owner Trust Series 2017-A, Class A3, 1.73%, 2/16/2021		18	18
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028		89	91
Series 2018-1, Class A, 3.70%, 3/1/2030		154	160
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049 ‡ (d) (h)		1,142	1,146
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049 ‡ (d) (h)		710	716
Voya CLO Ltd. (Cayman Islands)
Series 2019-1A, Class A, 3.81%, 4/15/2029 (d) (k)		418	419
Series 2019-1A, Class D, 5.94%, 4/15/2029 ‡ (d) (k)		365	364
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class M8A, 6.52%, 10/25/2034 ‡ (d) (k)		194	178
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023 (d)		1,710	1,756
Series 2019-1A, Class C, 3.45%, 3/15/2024 (d)		540	548
Series 2019-1A, Class D, 3.67%, 3/15/2024 (d)		2,025	2,061
Series 2019-2A, Class C, 2.84%, 7/15/2024 (d)		120	121
Series 2019-1A, Class E, 4.49%, 7/15/2024 (d)		505	517
Series 2018-3A, Class F, 6.02%, 2/18/2025 (d)		1,000	1,033
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024		224	224
Series 2018-A, Class A, 3.07%, 12/16/2024		496	502
World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023		99	99

TOTAL ASSET-BACKED SECURITIES (Cost $60,306)			62,098

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
2.75%, 8/15/2042		3,200	3,596
2.75%, 11/15/2042		3,200	3,593
U.S. Treasury Notes
1.75%, 11/30/2019		2,500	2,499
2.00%, 1/31/2020 (m)		12,322	12,325
2.13%, 8/31/2020		5,000	5,012
2.75%, 8/31/2025		10,000	10,644
2.25%, 11/15/2025		3,600	3,734
2.25%, 11/15/2027		7,500	7,846
2.88%, 8/15/2028		2,500	2,749

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,812)			51,998

CONVERTIBLE BONDS — 3.3%
Aerospace & Defense — 0.1%
Airbus SE (France)
6/14/2021 (c)	EUR	300	365
Series AIR, 7/1/2022 (c)	EUR	400	545
Safran SA (France) Series SAF, Zero Coupon, 6/21/2023 (c)	EUR	338,061 Units	440

			1,350

Banks — 0.1%
BofA Finance LLC 0.25%, 5/1/2023		647	649

Beverages — 0.1%
Remy Cointreau SA (France) 0.13%, 9/7/2026 (c)	EUR	376,934 Units	528

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024		309	304
Exact Sciences Corp.
1.00%, 1/15/2025		227	320
0.38%, 3/15/2027		225	243
Repligen Corp. 0.38%, 7/15/2024		207	205

			1,072

Capital Markets — 0.1%
Archer Obligations SA (France) 3/31/2023 (c)	EUR	600	850
SBI Holdings, Inc. (Japan) 9/13/2023 (c)	JPY	40,000	385

			1,235

Chemicals — 0.1%
Sika AG (Switzerland)
3.75%, 1/30/2022 (c)	CHF	400	455
0.15%, 6/5/2025 (c)	CHF	260	287
Symrise AG (Germany) 0.24%, 6/20/2024 (c)	EUR	400	516

			1,258

Commercial Services & Supplies — 0.0% (b)
China Conch Venture Holdings International Ltd. (China) Zero Coupon, 9/5/2023 (c)	HKD	4,000	527

Construction & Engineering — 0.1%
China Railway Construction Corp. Ltd. (China) Zero Coupon, 1/29/2021 (c)		500	530
Dycom Industries, Inc. 0.75%, 9/15/2021		323	310

			840

Diversified Consumer Services — 0.0% (b)
Chegg, Inc. 0.13%, 3/15/2025 (d)		301	275

Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA (Spain) 1.50%, 1/16/2026 (c)	EUR	400	559

Energy Equipment & Services — 0.1%
TechnipFMC plc (United Kingdom) 0.88%, 1/25/2021 (c)	EUR	500	570
Transocean, Inc. 0.50%, 1/30/2023		354	289

			859

Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		707	829

Health Care Equipment & Supplies — 0.1%
DexCom, Inc. 0.75%, 12/1/2023 (d)		168	197
Insulet Corp. 0.38%, 9/1/2026 (d)		226	229
Wright Medical Group NV 2.25%, 11/15/2021		154	180

			606

Health Care Providers & Services — 0.1%
Anthem, Inc. 2.75%, 10/15/2042		46	154
Orpea (France) 0.38%, 5/17/2027 (c)	EUR	438,475 Units	527

			681

Household Durables — 0.1%
Harvest International Co. (China) 11/21/2022 (c)	HKD	4,000	512
Sony Corp. (Japan) Series 6, Zero Coupon, 9/30/2022	JPY	65,000	820

			1,332

Interactive Media & Services — 0.0% (b)
Twitter, Inc. 0.25%, 6/15/2024		411	435

Internet & Direct Marketing Retail — 0.3%
Baozun, Inc. (China) 1.63%, 5/1/2024 (d)		190	205
Booking Holdings, Inc.
0.35%, 6/15/2020		620	927
0.90%, 9/15/2021		546	633
Ctrip.com International Ltd. (China) 1.99%, 7/1/2025		730	737
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (d)		250	381

			2,883

IT Services — 0.2%
Akamai Technologies, Inc. 0.13%, 5/1/2025		273	313
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (d)		383	448
Okta, Inc. 0.13%, 9/1/2025 (d)		461	417
Square, Inc. 0.50%, 5/15/2023		176	196
Twilio, Inc. 0.25%, 6/1/2023		168	280

			1,654

Life Sciences Tools & Services — 0.1%
Illumina, Inc.
0.50%, 6/15/2021		234	310
8/15/2023		278	308
QIAGEN NV 1.00%, 11/13/2024 (c)		200	207

			825

Machinery — 0.1%
CRRC Corp. Ltd. (China) 2/5/2021 (c)		500	484
Fortive Corp. 0.88%, 2/15/2022 (d)		436	431

			915

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Media — 0.1%
DISH Network Corp. 3.38%, 8/15/2026		328	301
Liberty Interactive LLC 1.75%, 9/30/2046 (d)		357	462
Liberty Media Corp. 1.38%, 10/15/2023		268	320

			1,083

Metals & Mining — 0.0% (b)
Glencore Funding LLC (Switzerland) Zero Coupon, 3/27/2025 (c)		400	343

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets plc (United Kingdom) Series BP, 1.00%, 4/28/2023 (c)	GBP	100	153
Golar LNG Ltd. (Bermuda) 2.75%, 2/15/2022		437	381
Oasis Petroleum, Inc. 2.63%, 9/15/2023		20	15
RAG-Stiftung (Germany) Zero Coupon, 2/18/2021 (c)	EUR	200	219
TOTAL SA (France) Series FP, 0.50%, Zero Coupon, 12/2/2022 (c)		400	420

			1,188

Pharmaceuticals — 0.0% (b)
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		228	211

Real Estate Management & Development — 0.1%
Deutsche Wohnen SE (Germany) Series DWNI, 0.33%, 7/26/2024 (c)	EUR	700	808
Smart Insight International Ltd. (China) 4.50%, 12/5/2023 (c)	HKD	2,000	288

			1,096

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026		126	470
Microchip Technology, Inc. 1.63%, 2/15/2027		1,192	1,535
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019		322	350
ON Semiconductor Corp. 1.63%, 10/15/2023		407	489
Semiconductor Manufacturing International Corp. (China) Zero Coupon, 7/7/2022 (c)		250	292
Silicon Laboratories, Inc. 1.38%, 3/1/2022		209	272
STMicroelectronics NV (Switzerland) Series A, Zero Coupon, 7/3/2022 (c)		600	695

			4,103

Software — 0.4%
Atlassian, Inc. 0.63%, 5/1/2023		100	164
Coupa Software, Inc. 0.13%, 6/15/2025 (d)		492	538
DocuSign, Inc. 0.50%, 9/15/2023 (d)		190	213
Envestnet, Inc. 1.75%, 6/1/2023		270	291
Five9, Inc. 0.13%, 5/1/2023		179	258
New Relic, Inc. 0.50%, 5/1/2023		297	281
Palo Alto Networks, Inc. 0.75%, 7/1/2023		572	602
Proofpoint, Inc. 0.25%, 8/15/2024 (d)		302	327
ServiceNow, Inc. Zero Coupon, 6/1/2022		149	285
Splunk, Inc. 0.50%, 9/15/2023		401	431
Workday, Inc. 0.25%, 10/1/2022		226	296
Xero Investments Ltd. (New Zealand) 2.38%, 10/4/2023 (c)		474	561
Zendesk, Inc. 0.25%, 3/15/2023		153	202

			4,449

Specialty Retail — 0.0% (b)
Zhongsheng Group Holdings Ltd. (China) Zero Coupon, 5/23/2023 (c)	HKD	3,000	412

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany) Series ADS, 0.05%, 9/12/2023 (c)	EUR	600	805
LVMH Moet Hennessy Louis Vuitton SE (France) Series MCFP, Zero Coupon, 2/16/2021 (c)		454,750 Units	779

			1,584

Transportation Infrastructure — 0.1%
DP World plc (United Arab Emirates) 1.75%, 6/19/2024 (c)		400	397
Shanghai Port Group BVI Holding Co. Ltd. (China) 8/9/2021 (c)		558	571

			968

Wireless Telecommunication Services — 0.0% (b)
Vodafone Group plc (United Kingdom) 1.50%, 3/12/2022 (c)	GBP	300	462

TOTAL CONVERTIBLE BONDS (Cost $34,906)			35,211

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
INVESTMENT COMPANIES — 3.0%
Fixed Income — 3.0%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (n)	2,343	19,209
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (n)	1,550	12,785

Total Fixed Income		31,994

TOTAL INVESTMENT COMPANIES (Cost $30,591)		31,994

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
BANK
Series 2019-BN21, Class XA, IO, 1.00%, 10/15/2052 (k) (l)	5,630	400
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2061 (k)	2,350	164
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	100	105
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D, 3.35%, 3/15/2037 ‡ (d) (k)	500	501
DBGS Mortgage Trust
Series 2018-5BP, Class B, 2.86%, 6/15/2033 ‡ (d) (k)	750	748
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	14	14
Series KF12, Class A, 2.79%, 9/25/2022 (k)	62	62
Series KJ11, Class A2, 2.93%, 1/25/2023	177	181
Series K038, Class A2, 3.39%, 3/25/2024	129	136
Series K049, Class A2, 3.01%, 7/25/2025	250	263
Series KC04, Class X1, IO, 1.41%, 12/25/2026 (k)	3,360	228
Series K066, Class A2, 3.12%, 6/25/2027	218	233
Series K070, Class A2, 3.30%, 11/25/2027 (k)	413	448
Series K072, Class A2, 3.44%, 12/25/2027	118	129
Series K075, Class X3, IO, 2.20%, 5/25/2028 (k)	2,250	344
Series K086, Class X1, IO, 0.39%, 11/25/2028 (k)	12,356	275
Series K090, Class X1, IO, 0.85%, 2/25/2029 (k)	10,577	632
Series K092, Class X3, IO, 2.32%, 7/25/2029 (k)	570	101
Series K068, Class X3, IO, 2.13%, 10/25/2044 (k)	5,100	709
Series K729, Class X3, IO, 2.04%, 11/25/2044 (k)	4,530	410
Series K730, Class X3, IO, 2.10%, 2/25/2045 (k)	3,830	367
Series K072, Class X3, IO, 2.21%, 12/25/2045 (k)	5,070	761
Series K089, Class X3, IO, 2.37%, 1/25/2046 (k)	3,132	560
Series K090, Class X3, IO, 2.39%, 2/25/2047 (k)	3,390	618
Series K088, Class X3, IO, 2.42%, 2/25/2047 (k)	3,610	655
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	135	137
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (k)	357	376
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (k)	250	255
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	400	423
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (k)	100	107
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (k)	199	216
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (k)	200	215
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039 (k)	3,168	262
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.76%, 7/25/2026 (d) (k)	165	168
Series 2017-KF40, Class B, 4.79%, 11/25/2027 (d) (k)	527	532
Series 2015-K44, Class B, 3.81%, 1/25/2048 (d) (k)	200	207
Series 2016-K722, Class B, 3.97%, 7/25/2049 (d) (k)	220	230
GNMA
Series 2012-44, IO, 0.40%, 3/16/2049 (k)	2,452	28
Series 2013-80, IO, 0.94%, 3/16/2052 (k)	2,406	137
Series 2015-86, IO, 0.76%, 5/16/2052 (k)	2,371	111
Series 2014-186, IO, 0.76%, 8/16/2054 (k)	5,252	237
Series 2015-33, IO, 0.74%, 2/16/2056 (k)	3,816	181
Series 2015-59, IO, 1.01%, 6/16/2056 (k)	683	38
Series 2017-173, IO, 1.36%, 9/16/2057 (k)	1,225	109
Series 2016-105, IO, 1.06%, 10/16/2057 (k)	1,418	96

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (k)	6,673		456
Series 2016-96, IO, 0.98%, 12/16/2057 (k)	503		37
Series 2017-86, IO, 0.77%, 5/16/2059 (k)	1,040		64
Series 2017-148, IO, 0.66%, 7/16/2059 (k)	1,249		69
Series 2017-171, IO, 0.70%, 9/16/2059 (k)	776		49
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.07%, 7/15/2044 (k)	99		100
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AJ, 6.49%, 7/15/2040 (k)	222		223
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class XC, IO, 0.75%, 12/12/2049 ‡ (d) (k)	51		–	(a)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3, 3.67%, 2/15/2047	172		175
Morgan Stanley Capital I Trust
Series 2007-T27, Class C, 6.14%, 6/11/2042 ‡ (d) (k)	1,000		1,046
Series 2007-HQ11, Class X, IO, 0.41%, 2/12/2044 ‡ (d) (k)	48		–	(a)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	114		118
Velocity Commercial Capital Loan Trust
Series 2019-1, Class A, 3.76%, 3/25/2049 (d) (k)	2,112		2,152
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (d) (k)	875		894
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (d)	250		253
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (d)	500		513
Series 2012-C6, Class A4, 3.44%, 4/15/2045	200		204

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,214)			19,462

MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC Gold Pools, 15 Year
Pool # G13603, 5.50%, 2/1/2024	7		7
FHLMC Gold Pools, 30 Year
Pool # C00401, 8.00%, 4/1/2025	–	(a)	–	(a)
Pool # C80313, 8.00%, 5/1/2025	–	(a)	–	(a)
Pool # D69343, 7.00%, 2/1/2026	2		2
Pool # C00460, 7.50%, 5/1/2026	1		1
Pool # C00472, 8.50%, 7/1/2026	2		2
Pool # C00542, 7.50%, 8/1/2027	2		2
Pool # A51176, 6.00%, 8/1/2036	41		46
Pool # A57681, 6.00%, 12/1/2036	5		6
Pool # G05405, 5.50%, 2/1/2039	64		72
Pool # G06493, 4.50%, 5/1/2041	114		124
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	37		37
Pool # AM3165, 3.05%, 10/1/2020	136		137
Pool # 465973, 3.59%, 10/1/2020	88		89
Pool # 465721, 4.04%, 10/1/2020	400		404
Pool # 466430, 3.37%, 11/1/2020	187		188
Pool # 466854, 3.70%, 12/1/2020	126		127
Pool # 467757, 4.33%, 4/1/2021	262		268
Pool # 468066, 4.30%, 6/1/2021	453		469
Pool # 469384, 3.11%, 10/1/2021	90		92
Pool # 469873, 3.03%, 12/1/2021	85		87
Pool # AL2044, 3.82%, 5/1/2022	133		137
Pool # 471580, 2.84%, 6/1/2022	216		221
Pool # 471513, 2.90%, 6/1/2022	86		88
Pool # AM2285, 2.41%, 1/1/2023	219		222
Pool # AL3594, 2.71%, 4/1/2023	170		174
Pool # AM3301, 2.35%, 5/1/2023	174		176
Pool # AM8529, 3.03%, 4/1/2027	350		372
Pool # AN5182, 3.39%, 4/1/2027	348		376
Pool # AN0502, 3.35%, 1/1/2028	292		317

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # AN2069, 2.35%, 8/1/2028	270		274
Pool # AM6756, 3.57%, 10/1/2029	275		304
Pool # AM6760, 3.57%, 10/1/2029	275		304
GNMA I, 30 Year
Pool # 323423, 8.50%, 6/15/2022	6		6
Pool # 780708, 8.50%, 12/15/2022	1		2
Pool # 376038, 8.00%, 4/15/2024	2		2
Pool # 401860, 7.50%, 6/15/2025	8		8
Pool # 413007, 7.00%, 8/15/2025	6		6
Pool # 416192, 6.50%, 4/15/2026	2		2
Pool # 424185, 6.50%, 4/15/2026	8		9
Pool # 375344, 7.00%, 5/15/2026	22		23
Pool # 451932, 8.00%, 9/15/2027	8		8
Pool # 430634, 6.50%, 3/15/2028	7		7
GNMA II, 30 Year
Pool # 2083, 8.50%, 9/20/2025	4		4
Pool # 2619, 8.00%, 7/20/2028	2		2
UMBS, 15 Year
Pool # 735208, 6.00%, 10/1/2019	–	(a)	–	(a)
Pool # 995381, 6.00%, 1/1/2024	10		10
UMBS, 20 Year
Pool # 929142, 5.50%, 2/1/2028	41		45
Pool # BM3923, 3.50%, 3/1/2038	710		745
UMBS, 30 Year
Pool # 124555, 8.00%, 11/1/2022	4		4
Pool # 250085, 8.00%, 6/1/2024	1		–	(a)
Pool # 250114, 9.00%, 8/1/2024	4		4
Pool # 337115, 6.50%, 2/1/2026	2		2
Pool # 346269, 7.00%, 5/1/2026	5		5
Pool # AL0045, 6.00%, 12/1/2032	23		26
Pool # 702901, 6.00%, 5/1/2033	41		47
Pool # 729379, 6.00%, 8/1/2033	3		3
Pool # 735503, 6.00%, 4/1/2035	29		33
Pool # 888460, 6.50%, 10/1/2036	42		50
Pool # 888890, 6.50%, 10/1/2037	8		10
Pool # 949320, 7.00%, 10/1/2037	4		4
Pool # 995149, 6.50%, 10/1/2038	35		40
Pool # 994410, 7.00%, 11/1/2038	17		20

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,030)			6,252

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.5%
Banks — 0.3%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	1		1,408
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	1		1,691

			3,099

Chemicals — 0.0% (b)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	8		378

Electric Utilities — 0.0% (b)
NextEra Energy, Inc. 4.87%, 9/1/2022 ($50 par value)	4		221

Equity Real Estate Investment Trusts (REITs) — 0.0% (b)
Crown Castle International Corp. Series A, 6.88%, 8/1/2020 ($1,000 par value)	–	(a)	240

Food Products — 0.1%
Bunge Ltd. 4.88% ($100 par value)	5		533

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	12		733

Machinery — 0.0% (b)
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	3		309

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value (000)
Multi-Utilities — 0.0% (b)
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	3	354

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,406)		5,867

	Principal Amount (000)
LOAN ASSIGNMENTS — 0.2% (o)
Auto Components — 0.0% (b)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.72%, 4/6/2024 (e)	5	5

Chemicals — 0.0% (b)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.08%, 6/1/2024 (e)	59	59

Communications Equipment — 0.0% (b)
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 12/15/2024 (e)	197	186

Diversified Telecommunication Services — 0.0% (b)
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.58%, 11/1/2025 (e)	20	18

Food & Staples Retailing — 0.0% (b)
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.33%, 12/5/2023 (e)	233	97

Health Care Providers & Services — 0.0% (b)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 6/7/2023 (e)	195	186

Hotels, Restaurants & Leisure — 0.0% (b)
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.15%, 10/4/2023 (e)	73	72
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.11%, 12/21/2023 (e)	29	29

		101

Machinery — 0.0% (b)
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.91%, 11/6/2024 (e)	62	61

Media — 0.1%
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.58%, 5/1/2026 (e) (p)	163	164
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.37%, 4/29/2026 (e)	53	54

		218

Multiline Retail — 0.0% (b)
Neiman Marcus Group Ltd., Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.92%, 10/25/2023 (e)	40	30

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.15%, 12/31/2022 (e) (p)	320	284
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.15%, 10/29/2025 (e) (p)	14	9
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.65%, 8/25/2023 (e)	52	39
Ultra Resources, Inc., Term Loan (1-MONTH PIK INTEREST + 0.25%), 6.15%, 4/12/2024 (e)	203	133

		465

Pharmaceuticals — 0.0% (b)
Bausch Health Cos, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.41%, 6/2/2025 (e)	168	169

TOTAL LOAN ASSIGNMENTS (Cost $1,825)		1,595

MUNICIPAL BONDS — 0.0% (b) (q)
New York — 0.0% (b)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Other Revenue — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	35		46

Ohio — 0.0% (b)
Other Revenue — 0.0% (b)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	210		338

TOTAL MUNICIPAL BONDS (Cost $246)			384

U.S. GOVERNMENT AGENCY SECURITIES — 0.0% (b)
Resolution Funding Corp. STRIPS 1.77%7/15/2020 (r)	250		246
Tennessee Valley Authority 4.63%, 9/15/2060	44		64

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $290)			310

	Shares (000)
PREFERRED STOCKS — 0.0% (b)
Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding Co. (Preference) 10.00%, 6/7/2029 (d)	75		70

Multi-Utilities — 0.0% (b)
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)	2		238

TOTAL PREFERRED STOCKS (Cost $301)			308

	Principal Amount (000)
FOREIGN GOVERNMENT SECURITIES — 0.0% (b)
Republic of Peru (Peru) 5.63%, 11/18/2050	20		29
United Mexican States (Mexico)
4.00%, 10/2/2023	86		91
5.55%, 1/21/2045	143		173

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $251)			293

	Shares (000)
EXCHANGE TRADED FUNDS — 0.0% (b)
International Equity — 0.0% (b)
iShares MSCI EAFE ETF	–	(a)	27

U.S. Equity — 0.0% (b)
SPDR S&P 500 ETF Trust	–	(a)	28

TOTAL EXCHANGE TRADED FUNDS (Cost $52)			55

	No. of Warrants (000)
WARRANTS — 0.0% (b)
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 USD *	–	(a)	—

Wireless Telecommunication Services — 0.0% (b)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	3		38

TOTAL WARRANTS (Cost $52)			38

	No. of Rights (000)
RIGHTS — 0.0% (b)
Media — 0.0% (b)
Media General, Inc., CVR * ‡	23		–	(a)

Multiline Retail — 0.0% (b)
Harvey Norman Holdings Ltd., expiring 10/11/2019 (Australia) *	–	(a)	–	(a)

TOTAL RIGHTS (Cost $—)			–	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENT COMPANIES — 5.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (n) (s)	53,185		53,201
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (n) (s)	1,026		1,026

TOTAL INVESTMENT COMPANIES (Cost $54,226)			54,227

Total Investments — 98.9% (Cost $938,832)			1,071,739
Other Assets Less Liabilities — 1.1%			12,076

Net Assets — 100.0%			1,083,815

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PORTFOLIO COMPOSITION BY COUNTRY**
United States	75.1%
Japan	2.9
France	2.8
United Kingdom	2.6
China	2.5
Switzerland	1.7
Germany	1.5
India	1.3
Taiwan	1.1
Others (each less than 1.0%)	8.5

** Percentages indicated are based upon total investments as of September 30, 2019.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHF	Swiss Franc
CVA	Dutch Certification
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
EUR	Euro
FDR	Finnish Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SPDR	Standard & Poor’s Depository Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2019.
(i)	Defaulted security.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2019.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of September 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The rate shown is the effective yield as of September 30, 2019.
(s)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	224	12/2019	AUD	22,278	167
FTSE 100 Index	122	12/2019	GBP	11,070	157
MSCI EAFE E-Mini Index	17	12/2019	USD	1,613	(4)
S&P 500 E-Mini Index	262	12/2019	USD	38,999	(309)
TOPIX Index	28	12/2019	JPY	4,143	158
U.S. Treasury 2 Year Note	3	12/2019	USD	646	1
U.S. Treasury 5 Year Note	10	12/2019	USD	1,191	5
U.S. Treasury 10 Year Note	608	12/2019	USD	79,230	(259)

					(84)

Short Contracts
EURO STOXX 50 Index	(278)	12/2019	EUR	(10,764)	(131)
Euro-Bund	(87)	12/2019	EUR	(16,523)	197
MSCI Emerging Markets E-Mini Index	(590)	12/2019	USD	(29,547)	563
Russell 2000 E-Mini Index	(158)	12/2019	USD	(12,040)	500
S&P/TSX 60 Index	(143)	12/2019	CAD	(21,518)	31
SPI 200 Index	(191)	12/2019	AUD	(21,542)	(28)

					1,132

					1,048

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of September 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	846	CHF	832	Standard Chartered Bank	10/3/2019	12
USD	9,393	EUR	8,461	Merrill Lynch International	10/3/2019	169
USD	288	HKD	2,255	BNP Paribas	10/3/2019	–	(a)
USD	1,613	JPY	171,491	State Street Corp.	10/3/2019	27
USD	2	SGD	3	BNP Paribas	10/3/2019	–	(a)
AUD	1,807	EUR	1,110	Goldman Sachs International	10/22/2019	9
CAD	6,479	AUD	7,125	Goldman Sachs International	10/22/2019	79
CAD	3,206	EUR	2,180	Goldman Sachs International	10/22/2019	41
CAD	1,695	GBP	1,019	Goldman Sachs International	10/22/2019	26
CAD	8,096	NZD	9,605	Goldman Sachs International	10/22/2019	95
CAD	4,867	USD	3,671	Goldman Sachs International	10/22/2019	4
CHF	3,636	NOK	32,893	Goldman Sachs International	10/22/2019	33
CZK	57,511	EUR	2,223	Barclays Bank plc	10/22/2019	4
EUR	6,647	AUD	10,694	Goldman Sachs International	10/22/2019	34
EUR	966	CHF	1,049	Goldman Sachs International	10/22/2019	1
EUR	1,061	NOK	10,524	Goldman Sachs International	10/22/2019	2
EUR	2,223	SEK	23,709	Barclays Bank plc	10/22/2019	15
EUR	1,151	SEK	12,277	Royal Bank of Canada	10/22/2019	7
GBP	990	CHF	1,206	Barclays Bank plc	10/22/2019	7
GBP	5,959	EUR	6,655	Goldman Sachs International	10/22/2019	68
INR	700,799	USD	9,825	Citibank, NA**	10/22/2019	65
NOK	2,934	SEK	3,135	Goldman Sachs International	10/22/2019	4
NZD	5,845	AUD	5,414	Goldman Sachs International	10/22/2019	5
PHP	63,269	USD	1,216	Goldman Sachs International**	10/22/2019	5
RUB	20,017	USD	303	Merrill Lynch International**	10/22/2019	5
THB	9,422	USD	307	Barclays Bank plc	10/22/2019	1
TRY	17,332	USD	3,012	Citibank, NA	10/22/2019	36
TRY	1,658	USD	286	Goldman Sachs International	10/22/2019	5
USD	7,300	AUD	10,671	Goldman Sachs International	10/22/2019	92
USD	4,625	BRL	18,802	Goldman Sachs International**	10/22/2019	106
USD	2,442	CHF	2,401	Citibank, NA	10/22/2019	31
USD	6,236	CLP	4,402,720	Citibank, NA**	10/22/2019	196
USD	1,247	CLP	904,736	Goldman Sachs International**	10/22/2019	6
USD	1,194	COP	4,070,174	Barclays Bank plc**	10/22/2019	26
USD	17,771	EUR	15,965	Barclays Bank plc	10/22/2019	341
USD	19,164	EUR	17,331	Goldman Sachs International	10/22/2019	245
USD	4,927	GBP	3,976	Citibank, NA	10/22/2019	35
USD	3,641	HUF	1,087,374	Citibank, NA	10/22/2019	97
USD	2,755	IDR	38,845,436	Goldman Sachs International**	10/22/2019	20
USD	8,754	KRW	10,301,740	Barclays Bank plc**	10/22/2019	157
USD	2,462	KRW	2,910,444	Goldman Sachs International**	10/22/2019	34
USD	2,545	NOK	22,878	Goldman Sachs International	10/22/2019	29
USD	9,539	PLN	37,190	Citibank, NA	10/22/2019	262
USD	2,434	RON	10,534	Goldman Sachs International	10/22/2019	15
USD	1,230	RUB	79,382	Citibank, NA**	10/22/2019	9
USD	2,182	RUB	140,968	Goldman Sachs International**	10/22/2019	14
USD	8,507	SEK	81,585	Citibank, NA	10/22/2019	208
USD	2,489	SEK	23,822	Goldman Sachs International	10/22/2019	65
USD	1,218	SGD	1,681	Goldman Sachs International	10/22/2019	1
USD	2,461	TWD	75,975	Citibank, NA**	10/22/2019	11
USD	6,146	TWD	189,166	Goldman Sachs International**	10/22/2019	44
USD	8,305	ZAR	121,564	Goldman Sachs International	10/22/2019	300

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	6,624	JPY	538,266	Goldman Sachs International	10/23/2019	16
JPY	262,066	EUR	2,220	Citibank, NA	10/23/2019	3
JPY	130,232	NOK	10,961	Goldman Sachs International	10/23/2019	1
JPY	395,436	SEK	35,523	Goldman Sachs International	10/23/2019	49
USD	20,410	JPY	2,200,394	Goldman Sachs International	10/23/2019	29
CAD	957	USD	722	Citibank, NA	10/29/2019	1
GBP	5,082	USD	6,248	TD Bank Financial Group	10/29/2019	8
USD	678	CAD	896	Citibank, NA	10/29/2019	2
USD	2,576	CHF	2,530	Credit Suisse International	10/29/2019	34
USD	1,382	DKK	9,211	Citibank, NA	10/29/2019	34
USD	932	EUR	832	Citibank, NA	10/29/2019	22
USD	19,161	EUR	17,104	Credit Suisse International	10/29/2019	478
USD	1,943	HKD	15,203	Citibank, NA	10/29/2019	3
USD	4,299	JPY	462,527	Citibank, NA	10/29/2019	13
USD	873	NOK	7,658	Citibank, NA	10/29/2019	31
USD	721	SEK	6,881	Credit Suisse International	10/29/2019	21
USD	711	CHF	699	State Street Corp.	11/1/2019	9
USD	6,715	EUR	6,087	State Street Corp.	11/1/2019	63
USD	546	GBP	438	TD Bank Financial Group	11/1/2019	6
USD	1,708	HKD	13,382	State Street Corp.	11/1/2019	– (a)
USD	1,100	JPY	117,673	State Street Corp.	11/1/2019	9

Total unrealized appreciation						3,935

CHF	832	USD	844	State Street Corp.	10/3/2019	(10)
EUR	2,374	USD	2,616	Standard Chartered Bank	10/3/2019	(28)
EUR	6,087	USD	6,700	State Street Corp.	10/3/2019	(65)
GBP	249	USD	307	State Street Corp.	10/3/2019	(1)
GBP	438	USD	545	TD Bank Financial Group	10/3/2019	(6)
HKD	15,387	USD	1,964	State Street Corp.	10/3/2019	– (a)
JPY	117,673	USD	1,097	State Street Corp.	10/3/2019	(9)
JPY	53,818	USD	500	TD Bank Financial Group	10/3/2019	(3)
SGD	252	USD	183	State Street Corp.	10/3/2019	(1)
USD	840	GBP	687	State Street Corp.	10/3/2019	(5)
USD	1,675	HKD	13,132	Credit Suisse International	10/3/2019	(1)
USD	179	SGD	249	BNP Paribas	10/3/2019	(1)
AUD	10,823	NZD	11,681	Goldman Sachs International	10/22/2019	(8)
AUD	33,833	USD	23,273	Barclays Bank plc	10/22/2019	(420)
AUD	10,889	USD	7,380	Goldman Sachs International	10/22/2019	(25)
BRL	5,002	USD	1,227	Barclays Bank plc**	10/22/2019	(25)
BRL	2,610	USD	641	Citibank, NA**	10/22/2019	(14)
BRL	4,957	USD	1,226	Goldman Sachs International**	10/22/2019	(35)
BRL	1,273	USD	311	Merrill Lynch International**	10/22/2019	(5)
CAD	8,089	USD	6,119	Goldman Sachs International	10/22/2019	(11)
CHF	1,206	USD	1,218	Citibank, NA	10/22/2019	(7)
CHF	4,344	USD	4,404	Goldman Sachs International	10/22/2019	(43)
COP	8,211,915	USD	2,449	Citibank, NA**	10/22/2019	(92)
CZK	172,065	USD	7,377	Citibank, NA	10/22/2019	(105)
EUR	1,286	CAD	1,866	Credit Suisse International	10/22/2019	(5)
EUR	6,655	CHF	7,285	Goldman Sachs International	10/22/2019	(48)
EUR	3,324	GBP	2,985	Citibank, NA	10/22/2019	(44)
EUR	9,989	GBP	8,966	Goldman Sachs International	10/22/2019	(127)
EUR	7,774	USD	8,521	Goldman Sachs International	10/22/2019	(34)
EUR	1,067	USD	1,169	HSBC Bank, NA	10/22/2019	(4)
GBP	8,965	USD	11,166	Citibank, NA	10/22/2019	(133)
GBP	1,984	USD	2,473	Credit Suisse International	10/22/2019	(32)
HUF	350,539	USD	1,172	Citibank, NA	10/22/2019	(29)
HUF	368,995	USD	1,209	HSBC Bank, NA	10/22/2019	(6)
HUF	367,840	USD	1,225	State Street Corp.	10/22/2019	(26)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
IDR	34,264,661	USD	2,423	Citibank, NA**	10/22/2019	(11)
IDR	124,986,426	USD	8,918	Goldman Sachs International**	10/22/2019	(119)
IDR	4,601,632	USD	325	Merrill Lynch International**	10/22/2019	(1)
KRW	2,921,824	USD	2,449	Citibank, NA**	10/22/2019	(11)
KRW	2,971,852	USD	2,515	Goldman Sachs International**	10/22/2019	(35)
MXN	34,531	USD	1,773	Barclays Bank plc	10/22/2019	(29)
MXN	78,240	USD	4,013	Citibank, NA	10/22/2019	(63)
MXN	23,852	USD	1,222	Goldman Sachs International	10/22/2019	(18)
MXN	6,070	USD	307	State Street Corp.	10/22/2019	(1)
NOK	32,805	CHF	3,628	Credit Suisse International	10/22/2019	(35)
NOK	253,105	USD	28,326	Goldman Sachs International	10/22/2019	(494)
NZD	5,837	AUD	5,414	Goldman Sachs International	10/22/2019	– (a)
NZD	3,772	USD	2,414	Citibank, NA	10/22/2019	(51)
PLN	5,723	USD	1,449	Citibank, NA	10/22/2019	(22)
PLN	15,603	USD	3,938	Goldman Sachs International	10/22/2019	(46)
RON	5,260	USD	1,212	Citibank, NA	10/22/2019	(4)
RUB	200,332	USD	3,103	Citibank, NA**	10/22/2019	(23)
SEK	35,640	CHF	3,653	Credit Suisse International	10/22/2019	(41)
THB	46,582	USD	1,531	Barclays Bank plc	10/22/2019	(8)
THB	18,515	USD	609	Union Bank of Switzerland AG	10/22/2019	(4)
TWD	76,266	USD	2,481	Goldman Sachs International**	10/22/2019	(21)
USD	1,215	BRL	5,076	Goldman Sachs International**	10/22/2019	(5)
USD	1,519	IDR	21,614,328	Citibank, NA**	10/22/2019	(3)
USD	6,088	ILS	21,466	Citibank, NA	10/22/2019	(93)
USD	2,419	INR	174,734	Citibank, NA**	10/22/2019	(47)
USD	1,314	INR	93,510	Goldman Sachs International**	10/22/2019	(6)
USD	1,215	PHP	63,269	Citibank, NA**	10/22/2019	(5)
USD	1,217	THB	37,320	BNP Paribas	10/22/2019	(3)
USD	3,300	TRY	18,990	Barclays Bank plc	10/22/2019	(38)
ZAR	10,261	USD	702	Barclays Bank plc	10/22/2019	(26)
ZAR	18,445	USD	1,219	Citibank, NA	10/22/2019	(4)
ZAR	22,186	USD	1,488	Goldman Sachs International	10/22/2019	(27)
ZAR	16,044	USD	1,061	State Street Corp.	10/22/2019	(5)
CHF	399	JPY	43,711	Barclays Bank plc	10/23/2019	(4)
JPY	390,485	NOK	33,157	Barclays Bank plc	10/23/2019	(29)
JPY	130,019	NOK	10,961	Goldman Sachs International	10/23/2019	(1)
SEK	82,952	JPY	917,449	Goldman Sachs International	10/23/2019	(59)
AUD	3,887	USD	2,688	TD Bank Financial Group	10/29/2019	(61)
CAD	4,986	USD	3,803	Citibank, NA	10/29/2019	(38)
CHF	358	USD	363	BNP Paribas	10/29/2019	(3)
CHF	3,384	USD	3,446	Credit Suisse International	10/29/2019	(46)
DKK	4,175	USD	627	TD Bank Financial Group	10/29/2019	(16)
EUR	10,427	USD	11,690	Citibank, NA	10/29/2019	(300)
EUR	1,052	USD	1,160	State Street Corp.	10/29/2019	(11)
HKD	3,021	USD	387	BNP Paribas	10/29/2019	(1)
HKD	10,718	USD	1,370	Citibank, NA	10/29/2019	(2)
JPY	10,000	USD	95	Citibank, NA	10/29/2019	(2)
JPY	964,642	USD	8,942	TD Bank Financial Group	10/29/2019	(3)
NOK	1,379	USD	153	Citibank, NA	10/29/2019	(2)
NOK	811	USD	90	Goldman Sachs International	10/29/2019	(1)
NOK	2,771	USD	315	TD Bank Financial Group	10/29/2019	(10)
SEK	8,968	USD	941	TD Bank Financial Group	10/29/2019	(28)
USD	5,202	GBP	4,247	Citibank, NA	10/29/2019	(26)
USD	410	JPY	44,323	TD Bank Financial Group	10/29/2019	(1)

Total unrealized depreciation						(3,351)

Net unrealized appreciation						584

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$6,189	$6,210	$—	$12,399
Air Freight & Logistics	218	221	—	439
Airlines	1,862	68	—	1,930
Auto Components	45	1,298	—	1,343
Automobiles	684	6,161	—	6,845
Banks	34,397	19,791	—	54,188
Beverages	9,751	6,133	—	15,884
Biotechnology	6,325	444	—	6,769
Building Products	2,058	1,212	—	3,270
Capital Markets	15,838	4,165	—	20,003
Chemicals	2,923	5,779	—	8,702
Commercial Services & Supplies	5,837	543	—	6,380
Communications Equipment	1,998	211	—	2,209
Construction & Engineering	495	2,099	—	2,594

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Construction Materials	$2,835	$970	$—	$3,805
Consumer Finance	2,976	75	—	3,051
Containers & Packaging	6,787	35	—	6,822
Distributors	1,770	9	—	1,779
Diversified Consumer Services	1,171	8	—	1,179
Diversified Financial Services	623	1,289	—	1,912
Diversified Telecommunication Services	3,992	3,142	—	7,134
Electric Utilities	12,977	2,566	—	15,543
Electrical Equipment	3,191	4,734	—	7,925
Electronic Equipment, Instruments & Components	3,886	4,139	—	8,025
Energy Equipment & Services	611	112	—	723
Entertainment	6,880	516	—	7,396
Equity Real Estate Investment Trusts (REITs)	39,578	851	—	40,429
Food & Staples Retailing	3,766	2,503	—	6,269
Food Products	1,932	7,051	—	8,983
Gas Utilities	20	381	—	401
Health Care Equipment & Supplies	9,333	2,357	—	11,690
Health Care Providers & Services	13,931	877	—	14,808
Health Care Technology	1,932	41	—	1,973
Hotels, Restaurants & Leisure	4,435	2,377	—	6,812
Household Durables	892	2,518	—	3,410
Household Products	2,714	938	—	3,652
Independent Power and Renewable Electricity Producers	30	238	—	268
Industrial Conglomerates	4,809	1,870	—	6,679
Insurance	10,433	20,845	—	31,278
Interactive Media & Services	13,825	5,343	—	19,168
Internet & Direct Marketing Retail	18,797	614	—	19,411
IT Services	20,111	2,569	—	22,680
Leisure Products	557	139	—	696
Life Sciences Tools & Services	3,104	255	—	3,359
Machinery	9,690	7,235	—	16,925
Marine	—	98	—	98
Media	9,552	1,037	—	10,589
Metals & Mining	600	3,688	—	4,288
Multiline Retail	2,046	808	—	2,854
Multi-Utilities	1,286	550	—	1,836
Oil, Gas & Consumable Fuels	16,560	9,768	—	26,328
Paper & Forest Products	20	165	—	185
Personal Products	343	4,804	—	5,147
Pharmaceuticals	16,739	12,529	—	29,268
Professional Services	885	2,206	—	3,091
Real Estate Management & Development	2,221	3,453	—	5,674
Road & Rail	5,620	1,434	—	7,054
Semiconductors & Semiconductor Equipment	17,524	8,047	—	25,571
Software	29,820	2,156	—	31,976
Specialty Retail	16,072	1,948	—	18,020
Technology Hardware, Storage & Peripherals	9,532	4,833	—	14,365
Textiles, Apparel & Luxury Goods	2,626	6,342	—	8,968
Thrifts & Mortgage Finance	—	2,558	—	2,558
Tobacco	1,213	1,525	—	2,738

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Trading Companies & Distributors	$531		$1,476	$—		$2,007
Transportation Infrastructure	124		407	—		531
Water Utilities	34		53	—		87
Wireless Telecommunication Services	781		1,348	—		2,129
Other Common Stocks	105		—	—		105

Total Common Stocks	430,442		202,165	—		632,607

Convertible Preferred Stocks	5,867		—	—		5,867
Debt Securities
Asset-Backed Securities	—		36,942	25,156		62,098
Collateralized Mortgage Obligations	—		59,118	5,540		64,658
Commercial Mortgage-Backed Securities	—		16,273	3,189		19,462
Convertible Bonds	—		35,211	—		35,211
Corporate Bonds
Media	—		7,988	—	(a)	7,988
Wireless Telecommunication Services	—		3,675	—	(b)	3,675
Other Corporate Bonds	—		92,719	—		92,719

Total Corporate Bonds	—		104,382	—	(b)	104,382

Foreign Government Securities	—		293	—		293
Mortgage-Backed Securities	—		6,252	—		6,252
Municipal Bonds	—		384	—		384
U.S. Government Agency Securities	—		310	—		310
U.S. Treasury Obligations	—		51,998	—		51,998
Exchange Traded Funds	55		—	—		55
Investment Companies	31,994		—	—		31,994
Loan Assignments	—		1,595	—		1,595
Preferred Stocks
Multi-Utilities	238		—	—		238
Other Preferred Stocks	—		70	—		70

Total Preferred Stocks	238		70	—		308

Rights
Media	—		—	—	(b)	—	(b)
Multiline Retail	—	(b)	—	—		—	(b)

Total Rights	—	(b)	—	—	(b)	—	(b)

Warrants
Wireless Telecommunication Services	—		—	38		38
Other Warrants	—		— (a)	—		—	(a)

Total Warrants	—		— (a)	38		38

Short-Term Investments
Investment Companies	$54,227		$—	$—		$54,227

Total Investments in Securities	$522,823		$514,993	$33,923		$1,071,739

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$3,935	$—		$3,935
Futures Contracts	1,622		157	—		1,779

Total Appreciation in Other Financial Instruments	$1,622		$4,092	$—		$5,714

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(3,351)	$—		$(3,351)
Futures Contracts	(600)		(131)	—		(731)

Total Depreciation in Other Financial Instruments	$(600)		$(3,482)	$—		$(4,082)

(a)	Value is zero.
(a)	Amount rounds to less than one thousand.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2019		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2019
Investments in Securities
Asset-Backed Securities	$26,405		$—	(a)	$(68)	$17		$—		$(977)	$101	$(322)	$25,156
Collateralized Mortgage Obligations	5,186		—		3	2		995		(589)	699	(756)	5,540
Commercial Mortgage-Backed Securities	3,220		—		(3)	—	(a)	—	(a)	(28)	—	—	3,189
Corporate Bonds - Media	—	(b)	—		—	—		—		—	—	—	—	(b)
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—		—	—		—		—	—	—	—	(a)
Rights - Media	—	(a)	—		—	—		—		—	—	—	—	(a)
Warrants - Wireless Telecommunication Services	45		—		(7)	—		—		—	—	—	38

Total	$34,856		$—		$(75)	$19		$995		$(1,594)	$800	$(1,078)	$33,923

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(75).

There were no significant transfers into and out of level 3 for the period ended September 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$24,792	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 48.00% (9.91%)
			Constant Default Rate	0.00% - 6.80% (2.31%)
			Yield (Discount Rate of Cash Flows)	2.15% - 11.73% (3.64%)
Asset-Backed Securities	24,792

	3,189	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (28.03%)

			Constant Default Rate	0.00% - 2.00% (0.56%)
			Yield (Discount Rate of Cash Flows)	2.56% - 6.29% (3.26%)
Commercial Mortgage-Backed Securities	3,189

	4,853	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (9.23%)

			Constant Default Rate	0.00% - 4.80% (1.36%)
			Yield (Discount Rate of Cash Flows)	2.45% - 4.92% (3.61%)
Commercial Mortgage Obligation	4,853

	—	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	—

	—	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—

Total	$32,834

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2019, the value of these investments was approximately $1,089,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares (a)	$750	$—	$762	$83		$(71)	$—	—	$—	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (b)	25,525	70	25,595	1,417		(1,417)	—	—	71	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (b)	24,979	287	6,122	169		(104)	19,209	2,343	287	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (b)	19,282	177	6,807	495		(362)	12,785	1,550	177	—
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c)	28,226	208,227	183,247	(2)		(3)	53,201	53,185	234	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (b) (c)	1,043	16,601	16,618	—	(d)	—	1,026	1,026	7	—

Total	$99,805	$225,362	$239,151	$2,162		$(1,957)	$86,221		$776	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
(d)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.